SEC. File Nos. 333-163115

811-22349

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 10

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 13

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

(Exact Name of Registrant as specified in charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of principal executive offices)

Registrant's telephone number, including area code:

(949) 975-5000

COURTNEY R. TAYLOR, Secretary

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copy to:

Michael Glazer
Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on January 1, 2015, pursuant to paragraph (b) of Rule 485.

Private Client Services FundsSM Prospectus January 1, 2015

Ticker
529-A
Capital Group Core Municipal FundSM	CCMPX
Capital Group Short-Term Municipal FundSM	CSTMX
Capital Group California Core Municipal FundSM	CCCMX
Capital Group California Short-Term Municipal FundSM	CCSTX
Capital Group Core Bond FundSM	CCBPX
Capital Group Global Equity FundSM	CGLOX
Capital Group Non-U.S. Equity FundSM	CNUSX
Capital Group U.S. Equity FundSM	CUSEX

Table of contents

Summaries:
Capital Group Core Municipal Fund	1
Capital Group Short-Term Municipal Fund	4
Capital Group California Core Municipal Fund	7
Capital Group California Short-Term Municipal Fund	10
Capital Group Core Bond Fund	13
Capital Group Global Equity Fund	16
Capital Group Non-U.S. Equity Fund	19
Capital Group U.S. Equity Fund	22
Investment objective, strategies and risks	25
Prior investment results of	31
Management and organization	34
Purchase, exchange and sale of shares	37
How to sell shares	38
Distributions and taxes	40
Fund expenses	41
Financial highlights	42

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Capital Group Core Municipal Fund

Investment objective

The fund seeks to provide current income exempt from federal income tax while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.06
Total annual fund operating expenses	0.41
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.40
[1]	Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2015.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$131	$229	$517

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Private Client Services Funds / Prospectus 1

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Capital Group Private Client Services Funds / Prospectus 2

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/13/2010	–0.21%	3.08%
− After taxes on distributions		–0.21	3.06
− After taxes on distributions and sale of fund shares		0.74	2.83

Indexes	1 year	Lifetime
Barclays 1–10 Year Short-Intermediate Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	0.02%	3.21%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–2.18	3.37
The fund’s annualized 30-day yield at October 31, 2014: 0.91% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	5 years	Vice President – Capital Fixed Income Investors
Neil L. Langberg	5 years	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Capital Group Private Client Services Funds / Prospectus 3

Capital Group Short-Term Municipal Fund

Investment objectives

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.10
Total annual fund operating expenses	0.45
Expense reimbursement[2]	0.05
Total annual fund operating expenses after reimbursement	0.40
[1]	Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2015.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$139	$247	$562

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives by investing primarily in municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing

Capital Group Private Client Services Funds / Prospectus 4

various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Capital Group Private Client Services Funds / Prospectus 5

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/13/2010	0.70%	1.82%
− After taxes on distributions		0.66	1.78
− After taxes on distributions and sale of fund shares		1.00	1.68

Indexes	1 year	Lifetime
Barclays 1–5 Year Short Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.15%	2.08%
Lipper Short Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	0.17	1.35
The fund’s annualized 30-day yield at October 31, 2014: 0.42% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	5 years	Vice President – Capital Fixed Income Investors
Neil L. Langberg	5 years	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus 6

Capital Group California Core Municipal Fund

Investment objective

The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.06
Total annual fund operating expenses	0.41
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.40
[1]	Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2015.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$131	$229	$517

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

Capital Group Private Client Services Funds / Prospectus 7

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper California Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past

Capital Group Private Client Services Funds / Prospectus 8

investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/13/2010	–0.52%	2.86%
− After taxes on distributions		–0.52	2.85
− After taxes on distributions and sale of fund shares		0.56	2.66

Indexes	1 year	Lifetime
Barclays California 1-10 Year Short-Intermediate Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	0.63%	3.58%
Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–1.57	3.52
The fund’s annualized 30-day yield at October 31, 2014: 1.01% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	5 years	Vice President – Capital Fixed Income Investors
Karl J. Zeile	5 years	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus 9

Capital Group California Short-Term Municipal Fund

Investment objectives

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.09
Total annual fund operating expenses	0.44
Expense reimbursement[2]	0.04
Total annual fund operating expenses after reimbursement	0.40
[1]	Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2015.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$137	$242	$551

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

Capital Group Private Client Services Funds / Prospectus 10

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper California Short-Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Capital Group Private Client Services Funds / Prospectus 11

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/13/2010	0.46%	1.53%
− After taxes on distributions		0.46	1.52
− After taxes on distributions and sale of fund shares		0.67	1.37

Indexes	1 year	Lifetime
Barclays California Short Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.53%	2.22%
Lipper California Short-Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–0.22	2.03
The fund’s annualized 30-day yield at October 31, 2014: 0.29% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	5 years	Vice President – Capital Fixed Income Investors
Karl J. Zeile	5 years	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus 12

Capital Group Core Bond Fund

Investment objective

The fund’s investment objective is to provide you with current income while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.06
Total annual fund operating expenses	0.41
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.40
[1]	Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2015.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$131	$229	$517

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal investment strategies

The fund primarily invests in debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers,

Capital Group Private Client Services Funds / Prospectus 13

anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Capital Group Private Client Services Funds / Prospectus 14

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/13/2010	–1.39%	2.90%
− After taxes on distributions		–2.07	2.01
− After taxes on distributions and sale of fund shares		–0.73	1.95

Indexes	1 year	Lifetime
Barclays U.S. Government/Credit 1-10 Year ex BBB Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	–1.00%	3.12%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–0.14	3.22
The fund’s annualized 30-day yield at October 31, 2014: 1.11% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	5 years	Vice President – Capital Fixed Income Investors
David A. Hoag	5 years	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus 15

Capital Group Global Equity Fund

Investment objective

The fund seeks to preserve your investment while providing growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.00
Total annual fund operating expenses	0.85
Expense reimbursement[2]	0.00
Total annual fund operating expenses after reimbursement	0.85
[1]	Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed .85%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2015.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers around the world with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objective, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objective.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion,

Capital Group Private Client Services Funds / Prospectus 16

represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Capital Group Private Client Services Funds / Prospectus 17

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/1/2011	26.36%	10.52%
− After taxes on distributions		26.12	10.34
− After taxes on distributions and sale of fund shares		15.11	8.20

Indexes	1 year	Lifetime
MSCI World (Net) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	26.68%	10.51%
Lipper Global Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	24.77	8.90

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
William L. Robbins Senior Vice President	1 year	Partner – Capital International Investors
Gerald Du Manoir	4 years	Partner – Capital International Investors
Gregory D. Fuss	2 years	Partner – Capital International Investors
Theodore R. Samuels	4 years	Partner – Capital International Investors
Philip Winston	1 year	Partner – Capital International Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus 18

Capital Group Non-U.S. Equity Fund

Investment objective

The fund seeks to preserve your investment while providing growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.00
Total annual fund operating expenses	0.85
Expense reimbursement[2]	0.00
Total annual fund operating expenses after reimbursement	0.85
[1]	Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed .85%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2015.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers outside the U.S. with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objective, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objective.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and

Capital Group Private Client Services Funds / Prospectus 19

competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Capital Group Private Client Services Funds / Prospectus 20

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/1/2011	17.73%	7.34%
− After taxes on distributions		17.52	7.20
− After taxes on distributions and sale of fund shares		10.21	5.69

Indexes	1 year	Lifetime
MSCI EAFE (Net) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	22.78%	7.49%
Lipper International Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	19.65	6.00

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gerald Du Manoir	4 years	Partner – Capital International Investors
Gregory D. Fuss	2 years	Partner – Capital International Investors
Philip Winston	1 year	Partner – Capital International Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus 21

Capital Group U.S. Equity Fund

Investment objectives

The fund seeks to preserve your investment while providing growth. The fund’s secondary objective is to provide you with income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.65%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.01
Total annual fund operating expenses	0.66
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.65
[1]	Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed .65%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2015.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$66	$210	$367	$822

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of U.S. issuers with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and

Capital Group Private Client Services Funds / Prospectus 22

competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Capital Group Private Client Services Funds / Prospectus 23

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/1/2011	30.78%	12.39%
− After taxes on distributions		29.96	11.62
− After taxes on distributions and sale of fund shares		18.02	9.72

Indexes	1 year	Lifetime
S&P 500 Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	32.39%	15.15%
Lipper Growth and Income Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	23.38	10.73

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
William L. Robbins Senior Vice President	1 year	Partner – Capital International Investors
Gregory D. Fuss	2 years	Partner – Capital International Investors
Theodore R. Samuels	4 years	Partner – Capital International Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus 24

Investment objectives, strategies and risks

Except where the context indicates otherwise, all references herein to the “fund” apply to each of the Capital Group Private Client Services Funds.

Capital Group Core Municipal Fund The fund seeks to provide current income exempt from federal income tax while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objective by investing primarily in municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Capital Group Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objectives by investing primarily in municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Capital Group California Core Municipal Fund The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objective by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Private Client Services Funds / Prospectus 25

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Capital Group California Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Capital Group Core Bond Fund The fund’s investment objective is to provide you with current income while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund primarily invests in debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating category by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Capital Group Global Equity Fund The fund seeks to preserve your investment while providing growth. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers around the world, consistent with the fund’s investment objective. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers around the world with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

Capital Group Private Client Services Funds / Prospectus 26

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objective. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Group Non-U.S. Equity Fund The fund seeks to preserve your investment while providing growth. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers outside of the United States, consistent with the fund’s investment objective. Investors in the fund should have a long- term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers outside the U.S. with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objective, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objective. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Group U.S. Equity Fund The fund seeks to preserve your investment while providing growth. The fund’s secondary objective is to provide you with income. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of U.S. issuers, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of U.S. issuers with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives.

The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Group Private Client Services Funds / Prospectus 27

Applicable to all funds Normally, no fund is required to dispose of a debt security if its rating is reduced below the rating allowed for the fund (or if unrated, when its quality falls below the equivalent rating).

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund
Capital Group Core Bond Fund

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt

Capital Group Private Client Services Funds / Prospectus 28

more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Capital Group Global Equity Fund
Capital Group Non-U.S. Equity Fund
Capital Group U.S. Equity Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Capital Group Non-U.S. Equity Fund

Single advisory platform — Most of the shares of the fund are held through a single advisory platform (more than 90% of the fund as of November 30, 2014). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

In addition to the investment strategies described above, the funds have other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the funds’ investment strategies and other investment practices. Each fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Capital Group Private Client Services Funds / Prospectus 29

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with various broad measures of market results.

The Barclays 1-10 Year Short-Intermediate Municipal Bond Index is a market-value-weighted index that includes investment grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays 1–5 Year Short Municipal Bond Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Short Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays California 1-10 Year Short-Intermediate Municipal Bond Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes.The Lipper California Intermediate Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California, with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays California Short Municipal Bond Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California and with maturities of one to five years. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper California Short-Intermediate Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California, with dollar-weighted average maturities of one to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays U.S. Government/Credit 1–10 Year ex BBB Index is a market-value-weighted index that tracks the total return of fixed-rate, publicly placed, dollar denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to 10 years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. The Lipper Short-Intermediate Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Average is composed of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market results, excluding the United States and Canada. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Average is composed of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Capital Group Private Client Services Funds / Prospectus 30

The S&P 500 Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Average is composed of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the funds is available at capitalpcsfunds.com. A description of each fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Prior investment results of Capital Group Private Client Services

The following tables show composite investment results relating to the historical results of all accounts managed by Capital Group Private Client Services (“CGPCS”), a division of Capital Guardian Trust Company, with investment objectives, policies, strategies and risks substantially similar to those of the funds. The investment results of the separately managed accounts do not represent the historical results of the equity funds and should not be interpreted as indicative of the future results of the funds or the investment adviser.

The composite investment results shown below were calculated in accordance with Global Investment Performance Standards (“GIPS”),1 retroactively applied to all time periods, and are shown net of the highest current management fees charged by CGPCS. All returns presented are asset-weighted and reflect the reinvestment (net of foreign withholding taxes) of dividends, interest and other earnings. Withholding tax rates apply primarily to U.S. investors. All returns reflect the deduction of brokerage commissions and execution costs paid by the separately managed accounts, without provision for federal and state income taxes. The composites include all fee-paying, discretionary portfolios managed according to the respective strategy by CGPCS. The Capital Group Global Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Global Equity Composite. The Capital Group Non-U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Non-U.S. Equity Composite. The Capital Group U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS U.S. Equity Composite.

The separately managed accounts that are included in the composites are not subject to the same types of expenses as the funds. In addition, the separately managed accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, which, if applicable may have adversely affected the results of the separately managed accounts included in the composites. If the separately managed accounts had been subject to the applicable fund’s expenses and the service fee charged by CGPCS, results would have been lower.

The investment results of the separately managed accounts presented below reflect the highest current management fees charged by CGPCS (1.25% for Global Equity and Non-U.S. Equity and 1.00% for U.S. Equity). The fees charged by the funds are lower than these fees. These results are not intended to predict or suggest the returns that might be experienced by the funds or an individual investing in the funds. Investors should also be aware that use of a methodology different from that used below to calculate investment results could result in different investment results data.

1 GIPS is a set of standards promulgated by the Chartered Financial Analyst Institute, a global non-profit membership and education organization that, among other things, has formulated a set of investment results presentation standards for investment advisers. The GIPS presentation standards are intended to promote full and fair presentations by investment advisers of their investment results, and ensure uniformity in reporting so that investment results of investment advisers are directly comparable.

Capital Group Private Client Services Funds / Prospectus 31

Capital Group Private Client Services Global Equity Composite

Historical returns

Year ending December 31	Separately managed accounts – net returns	MSCI World (Net) Index
2013	26.56%	26.68%
2012	15.41	15.83
2011	–7.63	–5.54
2010	11.03	11.76
2009	32.10	29.99
2008	–37.05	–40.71
2007	10.25	9.04
2006	18.46	20.07
2005	11.47	9.49
2004	14.13	14.72

Average annual total returns
For periods ended December 31, 2013

	Separately managed accounts – net returns	MSCI World (Net) Index
One year	26.56%	26.68%
Five years	14.63	15.02
10 years	7.55	6.98

Capital Group Private Client Services Non-U.S. Equity Composite
Historical returns

Year ending December 31	Separately managed accounts – net returns	MSCI EAFE (Net) Index
2013	18.25%	22.78%
2012	17.51	17.32
2011	–10.79	–12.14
2010	12.61	7.75
2009	33.17	31.78
2008	–38.91	–43.38
2007	14.39	11.17
2006	22.66	26.34
2005	14.87	13.54
2004	15.71	20.25

Average annual total returns
For periods ended December 31, 2013

	Separately managed accounts – net returns	MSCI EAFE (Net) Index
One year	18.25%	22.78%
Five years	13.20	12.44
10 years	7.79	6.91

Capital Group Private Client Services Funds / Prospectus 32

Capital Group Private Client Services U.S. Equity Composite
Historical returns

Year ending December 31	Separately managed accounts – net returns	S&P 500 Index
2013	30.34%	32.39%
2012	12.75	16.00
2011	–1.75	2.11
2010	11.46	15.06
2009	26.77	26.46
2008	–33.01	–36.99
2007	6.24	5.49
2006	12.97	15.78
2005	8.49	4.91
2004	11.47	10.87

Average annual total returns
For periods ended December 31, 2013

	Separately managed accounts – net returns	S&P 500 Index
One year	30.34%	32.39%
Five years	15.33	17.94
10 years	7.09	7.40

Comparative indexes The composite investment results in this prospectus show how the average annual total returns of the composites compare with various broad measures of market results. See pages 30 and 31 of this prospectus for information on the indexes.

Capital Group Private Client Services Funds / Prospectus 33

Management and organization

Investment adviser Capital Guardian Trust Company (“CGTC”), an experienced investment management organization founded in 1968, serves as investment adviser to the fund and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. and is located at 6455 Irvine Center Drive, Irvine, California 92618 and 333 South Hope Street, Los Angeles, California 90071. CGTC manages the investment portfolios and business affairs of the fund through its Capital Group Private Client Services division. Capital Group Private Client Services was founded in 1974 to manage the assets of high net worth individuals and families, as well as foundations, endowments and other nonprofit organizations.

The management fees for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are based on the daily net assets of the funds.

For the services it provides to each of the Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, the investment adviser receives a unified management fee based on a percentage of the daily net assets of shares of the fund. Out of the fund’s unified management fee the investment adviser pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by the investment adviser from the unified management fee are paid by the fund.

A portion of the fund’s management fee may be paid by the fund’s investment adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the investment adviser.

A discussion regarding the basis for approval of the funds’ Investment Advisory and Service Agreement by the funds’ board of trustees is contained in the funds’ semi-annual report to shareholders for the period ended April 30, 2014.

The statement of additional information contains more detailed information on the fund’s management fee.

The Capital SystemSM Capital Group Private Client Services (“CGPCS”), a division of Capital Guardian Trust Company, uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, CGTC’s investment analysts may make decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CGPCS.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The portfolio managers of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund consider guidance of the portfolio strategy group in making their investment decisions.

The table below shows the investment experience and role in management of the funds for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
John R. Queen	Investment professional for 23 years in total; 11 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a fixed-income portfolio manager
Capital Group Core Municipal Fund		5 years
Capital Group Short-Term Municipal Fund		5 years
Capital Group California Core Municipal Fund		5 years
Capital Group California Short-Term Municipal Fund		5 years
Capital Group Core Bond Fund		5 years
Capital Group Private Client Services Funds / Prospectus 34

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Gerald Du Manoir	Investment professional for 25 years in total; 24 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		4 years
Capital Group Non-U.S. Equity Fund		4 years
Gregory D. Fuss	Investment professional for 32 years in total; 8 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		2 years
Capital Group Non-U.S. Equity Fund		2 years
Capital Group U.S. Equity Fund		2 years
David A. Hoag	Investment professional for 27 years in total; 23 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a fixed-income portfolio manager

Capital Group Core Bond Fund		5 years
Neil L. Langberg	Investment professional for 39 years in total; 37 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a fixed-income portfolio manager
Capital Group Core Municipal Fund		5 years
Capital Group Short-Term Municipal Fund		5 years
William L. Robbins	Investment professional for 23 years in total; 20 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		1 year
Capital Group U.S. Equity Fund		1 year
Theodore R. Samuels	Investment professional for 35 years in total; 33 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		4 years
Capital Group U.S. Equity Fund		4 years
Philip Winston	Investment professional for 30 years in total; 18 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		1 year
Capital Group Non-U.S. Equity Fund		1 year
Capital Group Private Client Services Funds / Prospectus 35

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Karl J. Zeile	Investment professional for 24 years in total; 15 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a fixed-income portfolio manager
Capital Group California Core Municipal Fund		5 years
Capital Group California Short-Term Municipal Fund		5 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

Capital Group Private Client Services Funds / Prospectus 36

Purchase, exchange and sale of shares

Each of the municipal bond funds reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are qualified for sale only in California and other jurisdictions that do not require qualification.

Capital Guardian Trust Company and/or State Street Bank and Trust Company, the fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, Capital Guardian Trust Company may not be able to open your account. If Capital Guardian Trust Company is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

Valuing shares The net asset value of the fund is the value of a single share of the fund. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after Capital Group Private Client Services receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

Purchase of shares Shares of the fund may generally be purchased only by investors who have entered into an Investment Management Agreement with Capital Group Private Client Services, a division of Capital Guardian Trust Company. Certain investors who are not clients of Capital Group Private Client Services may purchase the fund, as described in the statement of additional information. Investors who wish to purchase, exchange, or sell shares should contact their Capital Group Private Client Services investment counselor or call (800) 421-4996. Alternatively, you may contact the fund’s transfer agent at (877) 783-1317 to purchase shares.

Investors may be eligible to purchase shares of the fund with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the fund.

Purchase minimums and maximums The purchase minimums described in this prospectus may be waived in certain cases.

Exchange Generally, you may exchange your shares for shares of another fund in the Capital Private Client Services Funds. Investors who wish to exchange shares should contact their Capital Group Private Client Services investment counselor or call (800) 421-4996. Alternatively, you may contact the fund’s transfer agent at (877) 783-1317 to exchange shares.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

Capital Group Private Client Services Funds / Prospectus 37

How to sell shares

Investors who wish to sell shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (877) 783-1317 to sell shares.

A signature guarantee is required if the redemption is:

•	more than $125,000;
•	made payable to someone other than the registered shareholder(s); or
•	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

The signature guarantee requirement may be waived if your Capital Group Private Client Services investment counselor determines it is appropriate.

For all accounts, checks must be made payable to the registered shareholder and must be mailed to an address of record that has been used with the account for at least 10 days, unless you obtain a signature guarantee for the redemption. If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Capital Group Private Client Services and the fund’s transfer agent reserve the right to require a signature guarantee(s) on any redemption. Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

While payment of redemptions normally will be in cash, the fund’s agreement and declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the fund under conditions and circumstances determined by the fund’s board of trustees.

Generally, you are automatically eligible to redeem or exchange shares by telephone unless you notify Capital Group Private Client Services in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone services on your account(s), you agree to hold each fund, Capital Guardian Trust Company, any of its affiliates or mutual funds managed by such affiliates, the fund’s transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that CGTC or the fund’s transfer agent employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, CGTC and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

Capital Group Private Client Services Funds / Prospectus 38

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors have determined could involve actual or potential harm to the fund, may be rejected.

The fund’s board of trustees has adopted policies and procedures designed to detect and prevent frequent trading in fund shares. Under these procedures, the fund maintains surveillance procedures that are designed to detect frequent trading in fund shares and evaluates trading activity that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. The fund also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such;
•	purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations; and
•	systematic redemptions and purchases.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts if the fund determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund and American Funds Distributors to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how other potentially abusive trading activity in the fund may be addressed.

Capital Group Private Client Services Funds / Prospectus 39

Distributions and taxes

Dividends and distributions Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund declare monthly dividends from net investment income and distribute the accrued dividends, which may fluctuate, to you each month.

Capital Group U.S. Equity Fund intends to distribute quarterly dividends, usually in March, June, September and December.

Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund intend to distribute annual dividends, usually in December.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the fund or other Capital Private Client Services Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, a fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the fund.

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund anticipate that the federally exempt interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent a fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Capital Group Private Client Services Funds / Prospectus 40

Capital Group Core Bond Fund
Capital Group Global Equity Fund
Capital Group Non-U.S. Equity Fund
Capital Group U.S. Equity Fund

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement account do not result in federal or state income tax at the time of reinvestment.

Applicable to all funds

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information.

Fund expenses

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund include custodial, legal, transfer agent and various other expenses.

Capital Group Private Client Services Funds / Prospectus 41

Financial highlights

The Financial Highlights tables are intended to help you understand each fund’s results for the period shown. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). Where indicated, figures in the tables reflect the impact, if any, of certain reimbursements from Capital Guardian Trust Company. For more information about these reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights tables has been audited by Deloitte & Touche LLP, whose current report, along with each fund’s financial statements, is included in the statement of additional information, which is available upon request.

Capital Group Core Municipal Fund

Financial highlights[1] (for a share outstanding throughout each year)
For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]
Selected per share data:
Net asset value, beginning of year	$10.44	$10.64	$10.29	$10.27	$10.00
Income from investment operations:
Net investment income [3]	0.21	0.21	0.21	0.21	0.10
Net realized and unrealized gains on securities	0.12	(0.20)	0.35	0.04	0.26
Total from investment operations	0.33	0.01	0.56	0.25	0.36
Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.21)	(0.09)
Distributions from capital gain	—	—	—	(0.02)	—[4]
Total dividends and distributions	(0.21)	(0.21)	(0.21)	(0.23)	(0.09)
Net asset value, end of year	$10.56	$10.44	$10.64	$10.29	$10.27
Total return [5]	3.18%	0.10%	5.46%	2.56%	3.63%
Net assets, end of year (in millions)	$341	$299	$292	$250	$269
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.41%	0.41%	0.42%	0.42%	0.43%[6]
Ratio of expenses to average net assets after reimbursement [5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	2.00%	2.00%	1.98%	2.10%	1.81%[6]
Portfolio turnover rate	9%	18%	13%	19%	25%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 42

Capital Group Short-Term Municipal Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]
Selected per share data:
Net asset value, beginning of year	$10.21	$10.32	$10.19	$10.17	$10.00
Income from investment operations:
Net investment income [3]	0.13	0.14	0.14	0.11	0.05
Net realized and unrealized gains on securities	(0.01)	(0.07)	0.13	0.02	0.17
Total from investment operations	0.12	0.07	0.27	0.13	0.22
Dividends and distributions:
Dividends from net investment income	(0.13)	(0.14)	(0.14)	(0.10)	(0.05)
Distributions from capital gain	(0.01)	(0.04)	—	(0.01)	—[4]
Total dividends and distributions	(0.14)	(0.18)	(0.14)	(0.11)	(0.05)
Net asset value, end of year	$10.19	$10.21	$10.32	$10.19	$10.17
Total return [5]	1.20%	0.66%	2.63%	1.33%	2.17%
Net assets, end of year (in millions)	$155	$136	$124	$138	$89
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.45%	0.44%	0.46%	0.46%	0.48%[6]
Ratio of expenses to average net assets after reimbursement [5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	1.24%	1.34%	1.32%	1.04%	0.94%[6]
Portfolio turnover rate	20%	18%	25%	15%	36%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 43

Capital Group California Core Municipal Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]
Selected per share data:
Net asset value, beginning of year	$10.40	$10.65	$10.25	$10.19	$10.00
Income from investment operations:
Net investment income [3]	0.20	0.20	0.21	0.20	0.08
Net realized and unrealized gains on securities	0.22	(0.20)	0.40	0.06	0.18
Total from investment operations	0.42	—	0.61	0.26	0.26
Dividends and distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.21)	(0.20)	(0.07)
Distributions from capital gain	—	(0.04)	—[4]	—[4]	—[4]
Total dividends and distributions	(0.20)	(0.25)	(0.21)	(0.20)	(0.07)
Net asset value, end of year	$10.62	$10.40	$10.65	$10.25	$10.19
Total return [5]	4.08%	(0.04)%	5.99%	2.61%	2.61%
Net assets, end of year (in millions)	$280	$227	$208	$158	$169
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.41%	0.41%	0.42%	0.42%	0.45%[6]
Ratio of expenses to average net assets after reimbursement [5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	1.92%	1.93%	1.99%	1.98%	1.41%[6]
Portfolio turnover rate	18%	17%	21%	24%	13%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 44

Capital Group California Short-Term Municipal Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]
Selected per share data:
Net asset value, beginning of year	$10.27	$10.32	$10.12	$10.13	$10.00
Income from investment operations:
Net investment income [3]	0.09	0.09	0.09	0.08	0.04
Net realized and unrealized gains on securities	0.04	(0.04)	0.20	(0.01)	0.13
Total from investment operations	0.13	0.05	0.29	0.07	0.17
Dividends and distributions:
Dividends from net investment income	(0.09)	(0.09)	(0.09)	(0.08)	(0.04)
Distributions from capital gain	—[4]	(0.01)	—[4]	—	—
Total dividends and distributions	(0.09)	(0.10)	(0.09)	(0.08)	(0.04)
Net asset value, end of year	$10.31	$10.27	$10.32	$10.12	$10.13
Total return [5]	1.30%	0.48%	2.96%	0.72%	1.67%
Net assets, end of year (in millions)	$138	$115	$107	$77	$51
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.44%	0.44%	0.47%	0.49%	0.55%[6]
Ratio of expenses to average net assets after reimbursement [5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets [5]	0.89%	0.91%	0.92%	0.83%	0.79%[6]
Portfolio turnover rate	19%	9%	14%	20%	35%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 45

Capital Group Core Bond Fund

Financial highlights[1] (for a share outstanding throughout each year)
For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]
Selected per share data:
Net asset value, beginning of year	$10.24	$10.62	$10.40	$10.45	$10.00
Income from investment operations:
Net investment income [3]	0.16	0.15	0.17	0.19	0.09
Net realized and unrealized gains on securities	0.04	(0.22)	0.23	0.09	0.46
Total from investment operations	0.20	(0.07)	0.40	0.28	0.55
Dividends and distributions:
Dividends from net investment income	(0.16)	(0.15)	(0.17)	(0.20)	(0.09)
Distributions from capital gain	(0.03)	(0.16)	(0.01)	(0.13)	(0.01)
Total dividends and distributions	(0.19)	(0.31)	(0.18)	(0.33)	(0.10)
Net asset value, end of year	$10.25	$10.24	$10.62	$10.40	$10.45
Total return [4]	1.95%	(0.69)%	3.92%	2.80%	5.52%
Net assets, end of year (in millions)	$310	$296	$296	$280	$230
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.41%	0.41%	0.42%	0.42%	0.44%[5]
Ratio of expenses to average net assets after reimbursement [4]	0.40%	0.40%	0.40%	0.40%	0.40%[5]
Ratio of net investment income to average net assets[4]	1.57%	1.43%	1.63%	1.82%	1.65%[5]
Portfolio turnover rate	137%	192%	134%	118%	123%[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 46

Capital Group Global Equity Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11[2]
Selected per share data:
Net asset value, beginning of year	$12.43	$9.99	$9.18	$10.00
Income from investment operations:
Net investment income [3]	0.14	0.12	0.14	0.05
Net realized and unrealized gains on securities	0.80	2.45	0.71	(0.87)
Total from investment operations	0.94	2.57	0.85	(0.82)
Dividends and distributions:
Dividends from net investment income	(0.10)	(0.13)	(0.04)	—
Distributions from capital gain	—	—	—	—
Total dividends and distributions	(0.10)	(0.13)	(0.04)	—
Net asset value, end of year	$13.27	$12.43	$9.99	$9.18
Total return [4]	7.60%	26.10%	9.19%	(8.20)%
Net assets, end of year (in millions)	$510	$412	$205	$125
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.85%	0.86%	0.86%	0.87%[5]
Ratio of expenses to average net assets after reimbursement [4]	0.85%[6]	0.85%	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.09%	1.09%	1.47%	0.94%[5]
Portfolio turnover rate	29%	25%	35%	15%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 47

Capital Group Non-U.S. Equity Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11[2]
Selected per share data:
Net asset value, beginning of year	$11.72	$9.74	$9.08	$10.00
Income from investment operations:
Net investment income [3]	0.16	0.15	0.13	0.07
Net realized and unrealized gains on securities	(0.23)	1.88	0.58	(0.99)
Total from investment operations	(0.07)	2.03	0.71	(0.92)
Dividends and distributions:
Dividends from net investment income	(0.09)	(0.05)	(0.05)	—
Distributions from capital gain	—	—	—	—
Total dividends and distributions	(0.09)	(0.05)	(0.05)	—
Net asset value, end of year	$11.56	$11.72	$9.74	$9.08
Total return [4]	(0.62)%	20.93%	7.91%	(9.20)%
Net assets, end of year (in millions)	$1,652	$989	$256	$50
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.85%	0.85%	0.86%	0.89%[5]
Ratio of expenses to average net assets after reimbursement [4]	0.85%[6]	0.85%[6]	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.35%	1.44%	1.38%	1.32%[5]
Portfolio turnover rate	33%	25%	17%	20%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 48

Capital Group U.S. Equity Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended				For the eight months ended	For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11[2]	3/31/11	7/31/10
Selected per share data:
Net asset value, beginning of year	$18.33	$14.75	$14.32	$15.33	$13.09	$11.78
Income from investment operations:
Net investment income [3]	0.25	0.20	0.22	0.10	0.16	0.22
Net realized and unrealized gains on securities	2.05	3.61	1.20	(1.02)	2.28	1.30
Total from investment operations	2.30	3.81	1.42	(0.92)	2.44	1.52
Dividends and distributions:
Dividends from net investment income	(0.24)	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)
Distributions from capital gain	(0.28)	(0.01)	(0.82)	—	—	—
Total dividends and distributions	(0.52)	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)
Net asset value, end of year	$20.11	$18.33	$14.75	$14.32	$15.33	$13.09
Total return [4]	12.78%	26.06%	10.81%	(6.42)%	18.72%	12.91%
Net assets, end of year (in millions)	$192	$167	$103	$74	$86	$75
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.66%	0.66%	0.67%	0.67%[5]	1.04%[5]	0.79%
Ratio of expenses to average net assets after reimbursement [4]	0.65%	0.65%	0.65%	0.65%[5]	0.75%[5]	0.75%
Ratio of net investment income to average net assets[4]	1.30%	1.22%	1.52%	1.13%[5]	1.67%[5]	1.72%
Portfolio turnover rate	27%	25%	53%	82%[6]	7%[6]	22%

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Capital Group Private Client Services Funds / Prospectus 49

Notes

Capital Group Private Client Services Funds / Prospectus 50

More information about the funds
For shareholder services	(866) 421-2166

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s reports (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

For a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report, or to request other information about the fund or make shareholder inquiries, please visit capitalpcsfunds.com, call (866) 421-2166 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-380-0115P Printed in USA CGD/AFD/10210	Investment Company File No. 811-22349

Capital Group Private Client Services FundsSM (the “trust”)

Part B
Statement of Additional Information

January 1, 2015

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund (collectively the “Municipal Bond Funds”), Capital Group Core Bond Fund (the “Core Bond Fund”), Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund, and Capital Group U.S. Equity Fund (collectively the “Equity Funds”) (each of the Municipal Bond Funds, the Core Bond Fund and the Equity Funds a “fund” and collectively the “funds”) dated January 1, 2015. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. The prospectus may be obtained from your Capital Group Private Client Services® investment counselor or by writing to the fund at the following address:

Capital Group Private Client Services Funds
Attention: Secretary

6455 Irvine Center Drive

Irvine, California 92618

Capital Group Core Municipal FundSM	CCMPX
Capital Group Short-Term Municipal FundSM	CSTMX
Capital Group California Core Municipal FundSM	CCCMX
Capital Group California Short-Term Municipal FundSM	CCSTX
Capital Group Core Bond FundSM	CCBPX
Capital Group Global Equity FundSM	CGLOX
Capital Group Non-U.S. Equity FundSM	CNUSX
Capital Group U.S. Equity FundSM	CUSEX

Schedule of investments
Financial statements

Capital Group Private Client Services Funds - Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Capital Group Core Municipal Fund

•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.
The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality
•	.
•	Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Short-Term Municipal Fund

•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.
•	The fund may invest up to 20% of its assets in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.
•	Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.
Capital Group Private Client Services Funds - Page 2

Capital Group California Core Municipal Fund

•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.
•	The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.
•	Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

Capital Group California Short-Term Municipal Fund

•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.
•	The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.
•	Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

Capital Group Core Bond Fund

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.
•	The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.
•	Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.
•	The fund may invest only in securities of issuers domiciled outside the U.S. that are U.S. dollar-denominated and are in the four highest rating categories.
Capital Group Private Client Services Funds - Page 3

Municipal Bond Funds and Core Bond Fund

•	In determining the quality rating of a particular bond, the fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If agency ratings of a bond differ, the bond will be considered to have received the highest of those ratings.

Municipal Bond Funds

•	The funds may invest more than 25% of their assets in industrial development bonds.

Capital Group Global Equity Fund

•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities.
•	The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets — unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

Capital Group Non-U.S. Equity Fund

•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers based outside the United States.
•	The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

Capital Group U.S. Equity Fund

•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.
•	Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

* * * * * *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital Group Private Client Services Funds - Page 4

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Applicable to all funds

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Capital Group Private Client Services Funds - Page 5

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Variable and floating rate obligations — The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a portfolio accordingly, keeping in mind the fund’s objectives.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The Municipal Bond Funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or that may be redeemed in 270 days or less); (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or that may be redeemed in one year or less); (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or that may be redeemed in one year or less; (d) tax-exempt variable rate debt

Capital Group Private Client Services Funds - Page 6

issued by municipal conduits for corporate obligors; and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed in one year or less.

The Core Bond Fund and the Equity Funds may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and must be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Capital Group Private Client Services Funds - Page 7

The fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Capital Group Private Client Services Funds - Page 8

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund
Capital Group Core Bond Fund

Maturity — In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Capital Group Private Client Services Funds - Page 9

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal lease obligations — The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser

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considers the higher of the credit rating of the insurer, based on the insurer’s claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. Territories and Commonwealth obligations — The fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, affect negatively the value of the fund’s holdings in such obligations.

For the last several years, certain municipal issuers in Puerto Rico have experienced — and, in some cases, continue to experience — significant financial difficulties. The Puerto Rican economy is characterized by ongoing economic stagnation and fiscal challenges, including persistent budget deficits, underfunded public pensions, high unemployment, significant debt service obligations and liquidity issues. As a result, each of Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings has downgraded its respective ratings of Puerto Rico’s general obligation debt and of certain related Puerto Rican issuers to below investment grade. Each of these credit rating agencies also maintains a negative outlook on certain Puerto Rican issuers. Credit rating downgrades could potentially lead to less market demand, less liquidity, wider spreads and lower prices for Puerto Rico municipal securities. Puerto Rico’s continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal securities that may adversely affect the fund’s investments and performance.

In June 2014, Puerto Rico enacted legislation to allow certain Puerto Rico public corporations, including Puerto Rico’s Electric Power Authority, Aqueduct and Sewer Authority, and Highway and Transportation Authority, to seek protection from creditors and to restructure their debt obligations should they become insolvent. Under this legislation, holders of debt of an insolvent public corporation could lose certain of their rights and likely would not receive timely payments of principal and interest. Shortly after the passage of the legislation, credit rating agencies further downgraded the ratings of Puerto Rico and many of its public corporations and authorities. Additionally, certain holders of Puerto Rico municipal debt filed suit to have the legislation declared unconstitutional and unenforceable. The results, timing and course of this litigation are presently unpredictable and will remain uncertain until final resolution of the matter. However, if the legislation is ultimately found to be valid, its enforcement may have a negative impact on the fund’s investment results to the extent the fund holds securities of public corporations covered by the law.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

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Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund’s assets may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund’s board of trustees.

Concentration of investments — Certain economic, business or political developments might adversely affect all municipal bonds of a similar category or type, or adversely affect all municipal bonds issued by issuers within a particular geographical area or jurisdiction.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of Capital Group California Core Municipal Fund and Capital Group California Short–Term Municipal Fund, also seeks to purchase securities which bear interest that is exempt from California income taxes – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

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Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Risk factors relating to California debt obligations — Because the fund invests primarily in securities issued by the State of California, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of California and various local agencies in California available as of the date of this statement of additional information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the state’s economy.

California’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the state level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact municipal issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

California is the most populous state in the nation and has a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of California’s significant industries are sensitive to economic disruptions in their export markets. The state’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State of California’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and many local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of

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the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Capital Group Core Bond Fund

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), Tennessee Valley Authority and Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it

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do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

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Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates

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would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers an emerging market country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, emerging markets may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of emerging markets may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

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Capital Group Global Equity Fund
Capital Group Non-U.S. Equity Fund
Capital Group U.S. Equity Fund

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

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Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

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Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers an emerging market country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, emerging markets may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of emerging markets may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

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Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

* * * * * *

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

Fund	Fiscal year	Portfolio turnover rate
Capital Group Core Municipal Fund	2014	9%
	2013	18
Capital Group Short-Term Municipal Fund	2014	20
	2013	18
Capital Group California Core Municipal Fund	2014	18
	2013	17
Capital Group California Short-Term Municipal Fund	2014	19
	2013	9
Capital Group Core Bond Fund	2014	137
	2013	192
Capital Group Global Equity Fund	2014	29
	2013	25
Capital Group Non-U.S. Equity Fund	2014	33
	2013	25
Capital Group U.S. Equity Fund	2014	27
	2013	25

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or
f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The Municipal Bond Funds will maintain their status as tax-exempt funds consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The fund may not invest in companies for the purpose of exercising control or management.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 2, each of the Municipal Bond Funds will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax.

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Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] in fund complex overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Richard G. Capen, Jr., 1934 Lead independent trustee (2009)	Corporate director and author	9	Former director of 16 American Funds portfolios; former director of Carnival Corporation	• Service as chief executive officer, Miami Herald • Senior management experience, Miami Herald • Former U.S. Ambassador to Spain
H. Frederick Christie, 1933 Trustee (2009)	Private investor	9

Former director of 45 American Funds portfolios; former director of Valero; former director of SouthWest Water Company; former director of AECOM Technology Corporation; former director of DineEquity, Inc.; former director of Ducommun Incorporated

•    Service as chairman and chief executive officer for The Mission Group

•    Service as president and chief financial officer for Southern California Edison Co.

•   Senior corporate management experience

•   Service on trustee board of charitable organization

•   M.B.A.

Richard G. Newman, 1934 Trustee (2009)	Founder, Chairman Emeritus and Director, AECOM Technology Corporation (global engineering, consulting and professional technical services)	9	Former director of 15 American Funds portfolios; former director of Sempra Energy; former director of SouthWest Water Company	• Service as chief executive officer for multiple international companies • Experience as an engineer • M.S., civil engineering • Experience in global mergers and acquisitions and business

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“Interested” trustees5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role also permits them to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a director/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios[3] in fund complex overseen by trustee	Other directorships[4] held by trustee during the past five years
Paul F. Roye, 1953 Chairman of the Board (2009)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company*; Director, American Funds Service Company*	9	3 American Funds portfolios

Other officers

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
John S. Armour, 1957 President (2013)	Senior Vice President, Capital Guardian Trust Company; President – Private Client Services Division, Capital Guardian Trust Company; Chairman of the Board, Capital Guardian Trust Company, a Nevada Corporation*
John R. Queen, 1965 Senior Vice President (2009)	Senior Vice President – Private Client Services Division, Capital Guardian Trust Company; Vice President – Capital Fixed Income Investors, Capital Research and Management Company*
William L. Robbins, 1968 Senior Vice President (2014)	Partner – Capital International Investors, Capital Research and Management Company*; Director, The Capital Group Companies, Inc.*
Timothy W. McHale, 1978 Vice President (2009)	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company*; Secretary, American Funds Distributors, Inc.*
Courtney R. Taylor, 1975 Secretary (2009)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company*
Gregory F. Niland, 1971 Treasurer (2014)	Vice President - Investment Operations, Capital Research and Management Company*
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Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan K. Countess, 1966 Assistant Secretary (2012)	Fund Boards Coordinator – Fund Business Management Group, Capital Research and Management Company*
Susan R. Sunga, 1955 Assistant Treasurer (2011)	Vice President, Capital Research and Management Company*; Tax Officer – Capital Guardian Trust Company, a Nevada Corporation*
*	Company affiliated with Capital Guardian Trust Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Guardian Trust Company, including Capital Group Emerging Markets Total Opportunities Fund and Capital Group Private Client Services Funds.
[4]	This includes all directorships (other than Capital Group Private Client Services Funds and Capital Group Emerging Markets Total Opportunities Fund) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current. The American Funds are managed by an affiliate of Capital Guardian Trust Company.
[5]	The term “interested” trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the fund’s principal underwriter).

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2013:

Name	Aggregate dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in family of funds overseen by trustee	Aggregate dollar range[1] of shares owned in Capital Group Private Client Services Funds and American Funds[2]
“Independent” trustees
Richard G. Capen, Jr.	Over $100,000	Over $100,000	Over $100,000
H. Frederick Christie	Over $100,000	Over $100,000	Over $100,000
Richard G. Newman	Over $100,000	Over $100,000	Over $100,000

Name	Aggregate dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in family of funds overseen by trustee	Aggregate dollar range[1] of shares owned in Capital Group Private Client Services Funds and American Funds[2]
“Interested” trustees
Paul F. Roye	Over $100,000	Over $100,000	Over $100,000
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.
[2]	Mr. Capen, Mr. Christie and Mr. Newman formerly served as independent directors of certain of the American Funds which are managed by an affiliate of Capital Guardian Trust Company.

Trustee compensation — No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers —‘Independent’ trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The trust pays each independent trustee an annual fee of $20,000. No pension or retirement benefits are accrued as part of fund expenses.

Trustee compensation earned during the fiscal year ended October 31, 2014:

Name	Aggregate compensation from the trust	Total compensation from all funds managed by Capital Guardian Trust Company or its affiliates
Richard G. Capen, Jr.	$22,904	$34,333
H. Frederick Christie	21,369	32,042
Richard G. Newman	21,369	32,042

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Trust organization and the board of trustees — The trust, an open-end, diversified management investment company, was organized as a Delaware statutory trust on October 22, 2009. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the trust’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and must act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the trust. Independent board members are paid certain fees for services rendered to the trust as described above.

The trust has eight funds and one class of shares. Fund shares have pro rata rights as to voting, redemption, dividends and liquidation. In addition, the trustees have the authority to establish new funds and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The trust does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the trust will hold a meeting at which any member of the board could be removed by a majority vote.

The trust’s declaration of trust and by-laws that the trust has entered into provide in effect that, subject to certain conditions, the trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the trust. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an “interested person” of the trust within the meaning of the 1940 Act. The trustees have determined that an interested chair is appropriate and benefits shareholders because an interested chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent trustees exercise their informed business judgment to appoint an individual of their choosing to serve as chair, regardless of whether the trustee happens to be independent or a member of management. The independent trustees have determined that they can act independently and effectively without having an independent trustee serve as chair and that key structural components for assuring that they are in a position to do so is for the independent trustees to constitute a substantial majority of the board and to have board committees that consist solely of independent trustees. The chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, facilitating communication with committee chairs and serving as the principal contact for fund management and independent counsel to the trustees and the fund. Richard G. Capen, Jr. serves as lead independent trustee.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the fund’s service providers’ operations, including risks. For example, the board receives reports from investment

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professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The trust has an audit committee comprised of the independent trustees. The committee provides oversight regarding the trust’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the trust’s principal service providers. The committee acts as a liaison between the trust’s independent registered public accounting firm and the full board of trustees. The audit committee held two meetings during the 2014 fiscal year.

The trust has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the trust and its investment adviser and other service providers, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, and Transfer Agency and Service Agreement. The contracts committee held one meeting during the 2014 fiscal year.

The trust has a nominating committee comprised of the independent trustees. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the trust, addressed to the trust’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating committee held two meetings during the 2014 fiscal year.

Proxy voting procedures and principles — The investment adviser votes the proxies of securities held by the fund according to the investment adviser’s proxy voting policy and procedures (as stated below), which have been adopted by the board.

Information relating to how the fund voted proxies relating to portfolio securities during the twelve month period ending June 30 of each year will be available on or about September 1 of each year (i) without charge, upon request, by calling (800) 421-4996 or (ii) on the SEC’s website at www.sec.gov.

Policy — The investment adviser, a U.S. based investment adviser, provides investment management services to clients including institutional retirement plans and U.S and non-U.S. investment funds. The investment adviser considers proxy voting an important part of those management services, and seeks to vote all proxies of securities held in client accounts for which it has proxy voting authority in the best interest of those clients. The procedures that

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govern this activity are reasonably designed to ensure that proxies are voted in the best interest of the investment adviser’s clients.

Fiduciary responsibility and long-term shareholder value — The investment adviser’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, the investment adviser considers those factors which would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, the investment adviser votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

The investment adviser believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and the investment adviser’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day-to-day operations, the investment adviser believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, the investment adviser votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. The investment adviser also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.

Special review — From time to time the investment adviser may vote a) on proxies of portfolio companies that are also clients of the investment adviser or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited the investment adviser or its affiliates to support a particular position. When voting these proxies, the investment adviser analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The investment adviser’s Special Review Committee (“SRC”) reviews certain of these proxy decisions for any improper influences on the decision-making process and takes appropriate action, if necessary.

Proxy review process — Associates on the proxy voting team are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies. The proxy voting team reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items. All other items are voted in accordance with the decision of the analyst, the portfolio investment advisers, the appropriate proxy voting committee or the full investment committee(s) depending on the parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The

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proxy voting committees are typically comprised primarily of members of the investment adviser’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.

The investment adviser seeks to vote all of its clients’ proxies. In certain circumstances, the investment adviser may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where the investment adviser wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to the investment adviser to vote and therefore are not voted.

Proxy voting guidelines — The investment adviser has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

The investment adviser’s general position related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues is reflected below.

Corporate governance — The investment adviser supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

Capital structure — The investment adviser generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as an anti-takeover device, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

Stock-related compensation plans — The investment adviser supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, the investment adviser considers, among other things, the following information to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, the investment adviser supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

Corporate social responsibility — The investment adviser votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.

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Special review procedures — If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue. Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc., are deemed to be “Interested Clients.” Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the SRC. The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of the investment adviser’s clients.

Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from the investment adviser’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department. Any other proxy may be referred to the SRC if facts or circumstances warrant further review.

In cases where the investment adviser has discretion to vote proxies for shares issued by an affiliated mutual fund, the investment adviser will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom the investment adviser does not have discretion to vote proxies.

The investment adviser’s proxy voting record — Upon client request, the investment adviser will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which the investment adviser has proxy voting authority.

Annual assessment — The investment adviser will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on December 1, 2014. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Fund	Ownership	Ownership percentage
Capital Private Client Services Account #1 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group California Short-Term Municipal Fund	Beneficial owner	11.95%
Capital Private Client Services Account #2 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group Global Equity Fund	Beneficial owner	6.80%
Capital Private Client Services Account #3 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group California Short-Term Municipal Fund	Beneficial owner	6.48%
Capital Private Client Services Account #4 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group California Short-Term Municipal Fund	Beneficial owner	6.26%
Capital Private Client Services Account #5 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group California Short-Term Municipal Fund	Beneficial owner	6.24%
Capital Private Client Services Account #6 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group California Short-Term Municipal Fund	Beneficial owner	6.02%
Capital Private Client Services Account #7 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group Global Equity Fund	Beneficial owner	5.30%
Capital Private Client Services Account #8 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group Short-Term Municipal Fund	Beneficial owner	5.19%

As of December 1, 2014, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Most of the shares of Capital Group Non-U.S. Equity Fund are held through a single advisory platform (more than 90% of the fund as of November 30, 2014). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

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Investment adviser — Capital Guardian Trust Company, the fund’s investment adviser, maintains research facilities in the United States (Los Angeles, San Francisco, New York, and Washington D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of Capital Group International, Inc., a holding company for several investment management subsidiaries. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the funds and, therefore, is not subject to registration or regulation as such under the CEA with respect to the funds.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets.

Portfolio managers and investment analysts are paid competitive salaries by Capital Guardian Trust Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Guardian Trust Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus:

Capital Group Core Municipal Fund – Barclays 1-10 Year Short-Intermediate Municipal Bond Index; and Lipper Intermediate Municipal Debt Funds Average;

Capital Group Short-Term Municipal Fund – Barclays 1-5 Year Short Municipal Bond Index; and Lipper Short Municipal Debt Funds Average;

Capital Group California Core Municipal Fund – Barclays California 1-10 Year Short-Intermediate Municipal Bond Index; and Lipper California Intermediate Municipal Debt Funds Average;

Capital Group California Short-Term Municipal Fund – Barclays California Short Municipal Bond Index; and Lipper California Short-Intermediate Municipal Debt Funds Average;

Capital Group Core Bond Fund – Barclays U.S. Government/Credit 1-10 Year ex BBB Index; Lipper Short-Intermediate Investment Grade Debt Funds Average; and Lipper Short-Intermediate U.S. Government Funds Average;

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Capital Group Global Equity Fund – MSCI World Index; Lipper Global Funds Index; a median of a customized Global Developed Equity Competitive Universe compiled from eVestment Alliance; MSCI EAFE Index; a median of a customized Non-U.S. Developed Equity Competitive Universe compiled from eVestment Alliance; S&P 500 Index; a median of a customized U.S. Equity Competitive Universe compiled from eVestment Alliance; and Lipper Growth and Income Funds Index;

Capital Group Non-U.S. Equity Fund – MSCI EAFE Index; and a median of a customized Non-U.S. Developed Equity Competitive Universe compiled from eVestment Alliance; and

Capital Group U.S. Equity Fund – S&P 500 Index; a median of a customized U.S. Equity Competitive Universe compiled from eVestment Alliance; and Lipper Growth and Income Funds Index.

From time to time, the fund’s investment adviser may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Guardian Trust Company or its affiliates.

The following table reflects information as of October 31, 2014:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Capital Group Core Municipal Fund
John R. Queen	None	5	$5.6	None	693[5]	$10.24
Neil L. Langberg	None	6	$18.7	None	None
Capital Group Short-Term Municipal Fund
John R. Queen	None	5	$5.7	None	693[5]	$10.24
Neil L. Langberg	None	6	$18.8	None	None
Capital Group California Core Municipal Fund
John R. Queen	$50,001 – $100,000	5	$5.6	None	693[5]	$10.24
Karl J. Zeile	$100,001 – $500,000	5	$14.7	None	None
Capital Group California Short-Term Municipal Fund
John R. Queen	None	5	$5.8	None	693[5]	$10.24
Karl J. Zeile	$100,001 – $500,000	5	$14.9	None	None

Capital Group Private Client Services Funds - Page 36

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]

Capital Group Core Bond Fund
John R. Queen	$50,001 – $100,000	5	$5.8	None		693[5]	$10.24
David A. Hoag	None	4	$134.6	None		None
Capital Group Global Equity Fund
William L. Robbins	$100,001 – $500,000	3	$60.8	None		1,061	$12.99
Gerald Du Manoir	None	5	$2.2	6	$4.92	662[6]	$21.61
Gregory D. Fuss	None	4	$1.9	None		1,150	$14.52
Theodore R. Samuels	None	3	$97.1	4	$0.60	1,140[7]	$14.84
Philip Winston	None	7	$99.1	5	$4.17	591[8]	$22.72
Capital Group Non-U.S. Equity Fund
Gerald Du Manoir	None	5	$1.1	6	$4.92	662[6]	$21.61
Gregory D. Fuss	None	4	$0.8	None		1,150	$14.52
Philip Winston	None	7	$97.9	5	$4.17	591[8]	$22.72
Capital Group U.S. Equity Fund
William L. Robbins	None	3	$61.1	None		1,061	$12.99
Gregory D. Fuss	None	4	$2.3	None		1,150	$14.52
Theodore R. Samuels	None	3	$97.4	4	$0.60	1,140[7]	$14.84

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.
[2]	Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.
[3]	Represents funds advised or sub-advised by Capital Guardian Trust Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Guardian Trust Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Guardian Trust Company. Personal brokerage accounts of portfolio managers and their families are not reflected. Assets noted are the total net assets of the accounts and are not the total assets managed by the individual, which is a substantially lower amount.
[5]	The advisory fee of two of these accounts (representing $0.00 billion in total assets) is based partially on their investment results.
[6]	The advisory fee of one of these accounts (representing $0.03 billion in total assets) is based partially on its investment results.
[7]	The advisory fee of two of these accounts (representing $0.27 billion in total assets) is based partially on their investment results.
[8]	The advisory fee of two of these accounts (representing $2.76 billion in total assets) is based partially on their investment results.
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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the trust and the investment adviser will continue in effect until April 30, 2015, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, supplies and postage used at the trust’s offices.

The Municipal Bond Funds and the Core Bond Fund pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance and redemption of fund shares (registration and qualification fees and expenses); legal, accounting and auditing expenses; compensation, fees and expenses paid to independent trustees (including legal counsel fees); association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data. The Equity Funds pay brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. All other fees for the Equity Funds are paid by the investment adviser out of its management fee.

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The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Capital Group Core Municipal Fund	0.35%
Capital Group Short-Term Municipal Fund	0.35
Capital Group California Core Municipal Fund	0.35
Capital Group California Short-Term Municipal Fund	0.35
Capital Group Core Bond Fund	0.35
Capital Group Global Equity Fund	0.85
Capital Group Non-U.S. Equity Fund	0.85
Capital Group U.S. Equity Fund	0.65

For the fiscal years ended October 31, 2014, 2013 and 2012, the investment adviser was entitled to receive from the funds the following management fees:

Capital Group Core Municipal Fund	2014	$1,111,000
	2013	1,076,000
	2012	1,002,000
Capital Group Short Term Municipal Fund	2014	496,000
	2013	446,000
	2012	478,000
Capital Group California Core Municipal Fund	2014	862,000
	2013	804,000
	2012	650,000
Capital Group California Short-Term Municipal Fund	2014	439,000
	2013	391,000
	2012	330,000
Capital Group Core Bond Fund	2014	1,064,000
	2013	1,039,000
	2012	1043,000
Capital Group Global Equity Fund	2014	3,963,000
	2013	2,613,000
	2012	1,483,000
Capital Group Non-U.S. Equity Fund	2014	12,390,000
	2013	4,930,000
	2012	859,000
Capital Group U.S. Equity Fund	2014	1,169,000
	2013	887,000
	2012	544,000

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Principal Underwriter — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of each fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter does not receive any compensation related to the sale of shares of the fund.

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace— taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts.

If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

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The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which it receives such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

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The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended October 31, 2014, 2013 and 2012 were: $190,000, $189,000 and $98,000 for Capital Group Global Equity Fund, $1,118,000, $675,000 and $111,000 for Capital Group Non-U.S. Equity Fund and $37,000, $47,000 and $43,000 for Capital Group U.S. Equity Fund.

The trust is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the trust the largest amount of brokerage commissions by participating, directly or indirectly, in the trust’s portfolio transactions during the trust’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the trust during the trust’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the trust during the trust’s most recently completed fiscal year.

At the end of the trust’s most recently completed fiscal year, the trust’s regular broker-dealers included Goldman Sachs & Co., Citigroup Global Markets, Inc., Morgan Stanley, UBS Securities LLC and Deutsche Bank Securities, Inc. At the end of the trust’s most recently completed fiscal year, the following funds held debt or equity securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Capital Group Core Bond Fund	Goldman Sachs Group, Inc.	debt	$1,556,000
	Citigroup, Inc.	debt	19,000
	Morgan Stanley & Co. LLC	debt	1,553,000
	UBS AG	debt	2,582,000
	Deutsche Bank A.G.	debt	2,348,000
Capital Group Global Equity Fund	UBS AG	equity	378,000
	Goldman Sachs Group, Inc.	equity	7,809,000
Capital Group Non-U.S. Equity Fund	UBS AG	equity	3,072,000
Capital Group U.S. Equity Fund	Goldman Sachs Group, Inc.	equity	3,363,000

Capital Group Private Client Services Funds - Page 43

Disclosure of portfolio holdings

The trust’s investment adviser, on behalf of the trust, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the trust’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the trust’s Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the funds’ website (capitalpcsfunds.com) no earlier than the 10th day after such calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, each fund’s list of top ten portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds’ website no earlier than the 10th day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the funds’ website.

The trust’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates and co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding), each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the trust’s custodian, outside counsel and auditor.

Affiliated persons of the trust, including officers of the trust and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the trust, and other entities as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the funds’ website to persons not affiliated with the trust (which, as described above, would typically occur no earlier than one day after the day on which the information is made available), such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the trust nor its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the investment adviser. In exercising its authority, the investment adviser determines whether disclosure of information about a fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds’ website (other than to certain service

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providers of the trust for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The trust’s investment adviser and its affiliates provide investment advice to clients other than the funds that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of a fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the trust’s investment adviser or a fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased or sold (redeemed) at the net asset value next determined after the purchase or sell order is received and accepted by the trust, Capital Guardian Trust Company or the Transfer Agent. The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with Capital Group Private Client Services investment counselors or their authorized designees, accepted by the Capital Guardian Trust Company, the Transfer Agent or any of its designees.

Orders received by Capital Group Private Client Services investment counselors or an authorized designee, the Transfer Agent or the trust after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that Capital Group Private Client Services investment counselors may have their own rules about share transactions and may have earlier cut-off times than those of the trust. For more information about how to purchase through Capital Group Private Client Services investment counselors, contact your Capital Group Private Client Services investment counselor directly.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each fund has a separately calculated net asset value (and share price).

All portfolio securities of the fund are valued, and the net asset values per share are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted

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bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair-valued as determined in good faith under fair value guidelines adopted by authority of the trust’s board. Subject to board oversight, the trust’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by the fund trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders including those holding fund shares in a tax-deferred account, such as a retirement plan. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as regulated investment companies, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intend to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with the calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

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The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and could increase the basis of their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain dividend generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any net realized long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other Capital Group Private Client Services Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to tax-exempt funds — Interest on the municipal securities purchased by the Municipal Bond Funds is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the Municipal Bond Funds qualify to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

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The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by a fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

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Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Purchase and exchange of shares

Shares of the fund are available to clients of Capital Group Private Client Services, a division of Capital Guardian Trust Company and Capital Guardian Trust Company of Nevada, the trust’s trustees and officers, and the fund’s portfolio managers. Shares are also available to former shareholders of Endowments – Growth and Income Portfolio, who obtained shares of Capital Group U.S. Equity Fund in connection with the acquisition of Endowments – Growth and Income Portfolio by Capital Group U.S. Equity Fund. Shares may be made available to other individuals if the investment adviser determines it is appropriate. As described in the fund’s prospectus, please contact your Capital Group Private Client Services investment counselor or the fund’s transfer agent to purchase shares.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares, please contact Capital Group Private Client Services investment counselor or the fund’s transfer agent.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. Capital Group Private Client Services reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

Redemption of shares — The trust’s declaration of trust permits the trust to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the trust may from time to time adopt.

While payment of redemptions normally will be in cash, the trust’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the trust’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented where the transaction is identified as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date. The fund’s purchase blocking policy may be waived for transactions in the month of December that are made for tax planning purposes.

Other potentially abusive activity — In addition to implementing purchase blocks, the fund will monitor for other types of activity that could potentially be harmful to the fund — for example, short-term trading activity in multiple funds. When identified, Capital Group Private Client Services will request that the shareholder discontinue the activity. If the activity continues, Capital Group Private Client Services will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

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Telephone purchases, redemptions and exchanges — By using the telephone purchase, redemption and/or exchange options, you agree to hold the fund, Capital Guardian Trust Company (“CGTC”), any of its affiliates or mutual funds managed by such affiliates, the fund’s transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing CGTC (you may also reinstate them at any time by writing CGTC). If CGTC does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by State Street Bank and Trust Company, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to sub-custodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111.

Transfer agent services — State Street Bank and Trust Company maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111. State Street Bank and Trust Company was paid a fee of $75,000 for the 2014 fiscal year for transfer agency services provided to the Municipal Bond Funds and the Core Bond Fund.

Fund accounting — State Street Bank and Trust Company provides fund accounting services and net asset value calculations for the fund. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111. State Street Bank and Trust Company was paid a fee of $327,000 for accounting and administrative services provided to the Municipal Bond Funds and the Core Bond Fund in the 2014 fiscal year.

Administration – State Street Bank and Trust Company provides certain administrative services to the fund. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111.

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071 serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Codes of ethics — The trust and Capital Guardian Trust Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Other information — The trust reserves the right to modify the privileges described in this statement of additional information at any time.

Capital Group Core Municipal Fund

Determination of net asset value, redemption price — October 31, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.56

Capital Group Short-Term Municipal Fund

Determination of net asset value, redemption price — October 31, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.19

Capital Group California Core Municipal Fund

Determination of net asset value, redemption price — October 31, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.62

Capital Group California Short-Term Municipal Fund

Determination of net asset value, redemption price — October 31, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.31

Capital Group Core Bond Fund

Determination of net asset value, redemption price — October 31, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.25

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Capital Group Global Equity Fund

Determination of net asset value, redemption price — October 31, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$13.27

Capital Group Non-U.S. Equity Fund

Determination of net asset value, redemption price — October 31, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$11.56

Capital Group U.S. Equity Fund

Determination of net asset value, redemption price — October 31, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$20.11

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s.

Description of bond ratings

Moody’s

Municipal long-term rating definitions

Aaa

Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa

Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A

Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa

Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba

Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B

Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa

Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca

Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C

Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

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C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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Description of note ratings

Moody’s

Municipal short-term debt ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Capital Group Private Client Services Funds - Page 61

Standard & Poor’s

Short-term issue credit ratings

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Capital Group Private Client Services Funds - Page 62

Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Capital Group Private Client Services Funds - Page 63

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
Capital Group Private Client Services Funds - Page 64

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group Private Client Services Funds - Page 65

Capital Group Core Municipal Fund

October 31, 2014

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

4

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - 96.7%	Principal amount (000)	Market value (000)	Percent of net assets
Municipals – 96.6%
Alabama - 2.1%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2021	$2,230	$2,616	0.8%
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, September 1, 2023	100	120	—
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, May 1, 2015	1,000	1,025	0.3
5.00%, May 1, 2017	1,000	1,112	0.3
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, June 1, 2034[1]	2,000	2,033	0.6
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, September 1, 2018	150	171	0.1
		7,077	2.1

Alaska - 0.2%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, June 1, 2040	780	832	0.2
		832	0.2

Arizona - 3.6%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.90%, February 1, 2048[1]	3,100	3,150	0.9
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, May 15, 2018	1,000	1,126	0.3
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, July 1, 2018	795	879	0.3
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, July 1, 2016	1,000	1,076	0.3
5.00%, July 1, 2020	2,800	3,311	1.0
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, July 1, 2024	125	145	0.1
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, June 1, 2022	1,000	1,095	0.3
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, January 1, 2020	160	186	0.1
5.00%, January 1, 2021	1,000	1,132	0.3
		12,100	3.6

California - 9.5%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg.Ins.), 4.00%, May 15, 2016	1,500	1,504	0.4
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, September 2, 2021	990	1,075	0.3
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, October 1, 2017	100	108	—
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.95%, April 1, 2045	2,200	2,205	0.7
0.95%, April 1, 2047	1,500	1,503	0.4
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.75%, April 1, 2047[1]	1,000	1,003	0.3
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, April 1, 2022	125	133	—
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, November 15, 2019	750	892	0.3
5.00%, March 1, 2020	1,000	1,183	0.4

See Notes to Financial Statements

5

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, July 1, 2043[1]	$1,800	$2,145	0.6%
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.33%, October 1, 2047[1]	1,000	1,000	0.3
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.33%, April 1, 2038[1]	1,300	1,300	0.4
California State Public Works Board, Rev. Bonds, Series C, 5.00%, March 1, 2023	780	971	0.3
California State Public Works Board, Rev. Bonds, Series G, 5.00%, December 1, 2020	1,000	1,216	0.4
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, October 1, 2020	1,250	1,250	0.4
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, September 1, 2020	940	1,098	0.3
City & County of San Francisco, G.O. Prop. Tax Ref. Bonds, Series R3, 5.00%, June 15, 2027	225	231	0.1
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, April 1, 2017	100	111	—
City of Irvine, Special Assessment Ref. Bonds:
3.125%, September 2, 2021	565	591	0.2
4.00%, September 2, 2017	1,215	1,318	0.4
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, September 1, 2020	900	1,072	0.3
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, January 15, 2053[1]	1,000	1,095	0.3
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2020	1,000	1,190	0.4
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2021	100	123	—
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, September 1, 2022	1,600	1,931	0.6
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, September 1, 2020	700	824	0.2
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	700	808	0.2
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.788%, July 1, 2019[1]	100	99	—
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2020	250	301	0.1
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, August 1, 2018	200	201	0.1
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, September 1, 2019	600	694	0.2
State of California, G.O. General Fund Ref. Bonds, 5.00%, February 1, 2020	1,500	1,776	0.5
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, June 1, 2015	100	103	—
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A:
5.00%, July 1, 2020	420	494	0.2
5.25%, July 1, 2021	100	118	—
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2023	375	449	0.1

See Notes to Financial Statements

6

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, January 1, 2024	$200	$229	0.1%
		32,344	9.5

Colorado - 1.8%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, November 15, 2028	200	229	0.1
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, November 15, 2017	300	327	0.1
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, November 15, 2021	500	598	0.2
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, November 15, 2017[1]	115	126	—
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2017	2,000	2,193	0.7
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2022	645	775	0.2
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.80%, September 1, 2039[1]	475	479	0.1
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, June 1, 2018	1,000	1,137	0.3
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, June 1, 2020	150	179	0.1
		6,043	1.8

District of Columbia - 1.4%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, December 1, 2024	700	876	0.2
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.53%, October 1, 2044[1]	975	975	0.3
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, October 1, 2018	2,500	2,732	0.8
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, October 1, 2015	200	209	0.1
		4,792	1.4

Florida - 12.0%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, June 1, 2016	635	680	0.2
5.25%, June 1, 2017	2,100	2,339	0.7
6.00%, June 1, 2016	300	326	0.1
6.00%, June 1, 2017	1,275	1,444	0.4
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, June 1, 2019	2,375	2,746	0.8
5.00%, June 1, 2020	1,100	1,288	0.4
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, June 1, 2019	150	173	0.1
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, October 1, 2018	1,000	1,128	0.3
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, December 1, 2018	100	115	—
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, September 1, 2016	100	107	—

See Notes to Financial Statements

7

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Florida - continued
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, October 1, 2019	$1,000	$1,175	0.3%
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, November 15, 2016	1,200	1,313	0.4
5.00%, November 15, 2017	2,000	2,259	0.7
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, October 1, 2021	500	594	0.2
5.00%, October 1, 2022	1,300	1,549	0.5
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, October 1, 2018	1,100	1,264	0.4
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, June 1, 2016	100	107	—
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, April 1, 2022	1,000	1,148	0.3
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, July 1, 2028	575	615	0.2
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, January 1, 2029	865	924	0.3
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, January 1, 2029	480	518	0.2
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, July 1, 2015	1,435	1,482	0.4
5.00%, July 1, 2016	2,100	2,261	0.7
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2020	600	706	0.2
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, July 1, 2015	525	542	0.2
5.00%, July 1, 2016	2,000	2,154	0.6
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, July 1, 2019	1,450	1,662	0.5
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, January 15, 2020	300	347	0.1
5.00%, January 15, 2022	400	461	0.1
5.00%, January 15, 2023	300	345	0.1
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, July 1, 2021	1,750	2,094	0.6
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, July 1, 2015	575	585	0.2
3.00%, July 1, 2016	2,050	2,133	0.6
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, November 1, 2015	100	104	—
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, October 1, 2017	1,000	1,127	0.3
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	400	459	0.1
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, May 1, 2021	275	293	0.1
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, March 1, 2019	1,000	1,115	0.3
5.00%, March 1, 2021	785	886	0.3

See Notes to Financial Statements

8

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Florida - continued
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, October 1, 2018	$430	$497	0.1%
		41,065	12.0

Georgia - 3.2%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, January 1, 2023	300	348	0.1
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, January 1, 2017	1,250	1,371	0.4
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, September 1, 2020	2,000	2,291	0.7
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, November 15, 2024	200	230	0.1
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, June 1, 2044	1,780	1,952	0.6
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, June 1, 2018	400	457	0.1
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, January 1, 2016	100	105	—
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.35%, July 1, 2025[1]	700	700	0.2
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, November 1, 2019	1,000	1,177	0.3
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, January 1, 2021	500	593	0.2
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, April 1, 2020	1,000	1,146	0.3
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, November 1, 2014	540	540	0.2
		10,910	3.2

Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	1,200	1,428	0.4
		1,428	0.4

Hawaii - 0.9%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, November 1, 2019	600	712	0.2
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, December 1, 2019	1,250	1,486	0.4
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, July 1, 2022	700	813	0.3
		3,011	0.9

Illinois - 7.4%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, December 1, 2016	100	100	—
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, January 1, 2017	1,675	1,798	0.5
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, January 1, 2022	1,000	1,154	0.3
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, January 1, 2021	500	590	0.2

See Notes to Financial Statements

9

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Illinois - continued
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, January 1, 2021	$1,000	$1,116	0.3%
City of Chicago, Water Util. Imps. Rev. Bonds, 3.15%, November 1, 2024	600	613	0.2
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, October 1, 2022	200	224	0.1
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, July 1, 2036[1]	300	301	0.1
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, July 1, 2025[1]	2,000	2,022	0.6
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, November 1, 2030[1]	1,000	1,160	0.4
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2015	100	104	—
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, November 1, 2030[1]	1,500	1,749	0.5
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, January 1, 2015	1,000	1,008	0.3
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A:
5.00%, December 1, 2020	500	599	0.2
5.50%, January 1, 2015	1,950	1,968	0.6
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, June 1, 2020	2,000	2,395	0.7
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, June 1, 2018	1,200	1,372	0.4
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, July 1, 2020	1,610	1,945	0.6
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, January 1, 2021	2,000	2,273	0.7
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, July 1, 2017	300	329	0.1
5.00%, July 1, 2021	375	422	0.1
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, June 15, 2020	1,500	1,775	0.5
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, October 1, 2024	100	111	—
		25,128	7.4

Indiana - 1.6%
City of Whiting, Ind. Imps. Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.85%, June 1, 2044[1]	500	503	0.2
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, August 15, 2019	500	557	0.2
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, May 1, 2024	100	115	—
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, February 15, 2020	1,400	1,480	0.4
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, March 1, 2020	1,200	1,413	0.4
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, October 1, 2017	1,000	1,125	0.3
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, July 1, 2015	150	155	0.1
		5,348	1.6

Iowa - 0.4%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, February 1, 2043	913	850	0.3
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, August 1, 2019	300	354	0.1
		1,204	0.4

See Notes to Financial Statements

10

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Kansas - 0.2%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, September 1, 2018	$500	$577	0.2%
		577	0.2

Kentucky - 1.8%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, September 1, 2024	1,500	1,828	0.5
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, July 1, 2027	590	604	0.2
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, July 1, 2017	3,475	3,836	1.1
		6,268	1.8

Louisiana - 1.6%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, March 1, 2016	300	318	0.1
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, May 15, 2027	250	264	0.1
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2022	1,500	1,807	0.5
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, December 1, 2040[1]	2,000	2,157	0.6
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, May 15, 2025	1,000	1,040	0.3
		5,586	1.6

Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, July 1, 2020	600	717	0.2
		717	0.2

Maryland - 0.2%
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, September 1, 2044	700	770	0.2
		770	0.2

Massachusetts - 2.7%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, April 1, 2016	160	171	0.1
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, July 1, 2025	100	103	—
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, July 1, 2019	900	1,061	0.3
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, January 1, 2015	1,000	1,007	0.3
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, January 1, 2023	1,100	1,304	0.4
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.60%, July 1, 2038[1]	995	995	0.3
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.33%, July 1, 2041[1]	1,500	1,498	0.4
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, December 15, 2025	100	118	—
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, June 1, 2045	1,500	1,651	0.5

See Notes to Financial Statements

11

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Massachusetts - continued
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, December 1, 2044	$1,250	$1,371	0.4%
		9,279	2.7

Michigan - 3.7%
City Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, April 1, 2018	700	700	0.2
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, May 1, 2019	1,400	1,590	0.5
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, January 1, 2018	2,000	2,268	0.7
5.00%, January 1, 2021	700	819	0.2
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, July 1, 2024	1,000	1,165	0.3
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, August 15, 2017	1,500	1,684	0.5
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, July 1, 2020	1,160	1,386	0.4
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, April 1, 2016	150	160	—
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, April 1, 2015	200	203	0.1
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2022	850	1,008	0.3
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, December 1, 2017	1,500	1,682	0.5
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, November 15, 2016	100	108	—
		12,773	3.7

Minnesota - 0.7%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, January 1, 2017	350	384	0.1
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, July 1, 2028	595	631	0.2
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, December 1, 2042	885	847	0.2
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, July 1, 2040	585	620	0.2
		2,482	0.7

Mississippi - 0.6%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, March 1, 2034[1]	2,120	2,152	0.6
		2,152	0.6

Missouri - 0.1%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, June 1, 2029	55	56	—

See Notes to Financial Statements

12

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Missouri - continued
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, January 1, 2019	$100	$117	0.1%
		173	0.1

Nebraska - 0.5%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, September 1, 2044	500	550	0.2
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, September 1, 2034	580	601	0.2
3.00%, March 1, 2043	415	436	0.1
		1,587	0.5

Nevada - 1.6%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, June 15, 2015	100	103	—
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, July 1, 2016	325	350	0.1
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, July 1, 2017	1,400	1,559	0.5
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, July 1, 2018	2,000	2,210	0.6
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, June 1, 2019	1,100	1,282	0.4
		5,504	1.6

New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, January 1, 2022	575	612	0.2
		612	0.2

New Jersey - 6.3%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, November 1, 2020	1,000	1,201	0.3
5.00%, November 1, 2021	200	242	0.1
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, December 15, 2015	1,000	1,039	0.3
5.00%, December 15, 2017	2,000	2,230	0.7
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, June 15, 2025	1,200	1,365	0.4
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.95%, February 1, 2017[1]	1,025	1,028	0.3
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	1,500	1,680	0.5
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, December 1, 2015	1,000	1,051	0.3
5.00%, December 1, 2017	1,420	1,587	0.5
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.73%, January 1, 2024[1]	1,950	1,957	0.6
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.73%, January 1, 2024[1]	1,150	1,154	0.3
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, June 15, 2015	500	515	0.1

See Notes to Financial Statements

13

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
New Jersey - continued
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series D (Mandatory Put 06/15/15 @ 100) (AMBAC Insured), 5.00%, June 15, 2017	$100	$103	—%
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, December 15, 2015	2,000	2,114	0.6
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, September 15, 2018	1,200	1,360	0.4
5.00%, September 15, 2021	2,000	2,296	0.7
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, May 1, 2019	525	614	0.2
		21,536	6.3

New Mexico - —%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.884%, December 1, 2028[1]	155	154	—
		154	—

New York - 6.2%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, August 1, 2017	2,000	2,234	0.7
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, March 1, 2017	100	108	—
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Sub-Series A-6, 0.55%, August 1, 2031[1]	1,250	1,252	0.4
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, May 1, 2016	1,830	1,951	0.6
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.05%, November 1, 2020[1]	2,000	2,009	0.6
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, November 15, 2024	2,000	2,410	0.7
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, February 15, 2017	2,000	2,202	0.6
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), Series 2014, Class E, 3.50%, November 15, 2024	320	322	0.1
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, January 15, 2019	100	116	—
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, January 1, 2036[1]	1,250	1,273	0.4
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, July 1, 2016	125	131	—
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, February 15, 2016	500	531	0.2
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	1,000	1,125	0.3
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	2,500	2,895	0.8
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, July 1, 2022[2]	611	639	0.2
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2017	1,850	2,059	0.6
		21,257	6.2

North Carolina - 1.2%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, October 1, 2015	110	115	—

See Notes to Financial Statements

14

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
North Carolina - continued
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, July 1, 2023	$400	$476	0.1%
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, January 1, 2020	175	196	0.1
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	2,500	2,907	0.9
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, March 1, 2017	400	441	0.1
		4,135	1.2

North Dakota - 0.2%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, July 1, 2042	515	559	0.2
		559	0.2

Ohio - 4.3%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, January 1, 2017	1,250	1,361	0.4
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, January 1, 2025	1,000	1,133	0.3
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, September 1, 2018	1,000	1,145	0.3
5.00%, September 1, 2019	2,000	2,317	0.7
5.00%, September 1, 2020	1,030	1,205	0.4
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, July 1, 2020	200	230	0.1
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2021	1,220	1,407	0.4
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, September 1, 2019	800	896	0.3
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, June 1, 2033[1]	1,000	1,067	0.3
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, June 1, 2018	1,000	1,121	0.3
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, August 1, 2020	1,000	1,164	0.3
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	1,500	1,695	0.5
		14,741	4.3

Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2024	200	222	0.1
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.85%, January 1, 2023[1]	1,520	1,524	0.4
		1,746	0.5

Oregon - 0.8%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, October 1, 2018	1,500	1,502	0.5
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, November 1, 2017	1,000	1,053	0.3
		2,555	0.8

Pennsylvania - 2.6%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2022	400	473	0.1

See Notes to Financial Statements

15

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Pennsylvania - continued
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, June 15, 2015	$3,000	$3,092	0.9%
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, August 15, 2015	200	208	0.1
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, June 15, 2017	1,500	1,673	0.5
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.73%, December 1, 2018[1]	1,500	1,508	0.4
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, June 1, 2015	1,745	1,793	0.5
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, September 15, 2024	200	234	0.1
		8,981	2.6

Puerto Rico - 0.8%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, July 1, 2023	500	382	0.1
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2018	500	471	0.2
5.00%, October 1, 2016	400	414	0.1
5.00%, October 1, 2017	500	524	0.2
5.00%, October 1, 2019	710	752	0.2
		2,543	0.8

South Carolina - 1.2%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, August 1, 2018	1,025	1,124	0.3
5.00%, November 1, 2020	500	587	0.2
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, July 1, 2030	870	950	0.3
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2016	1,300	1,371	0.4
		4,032	1.2

South Dakota - 0.7%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, May 1, 2044	2,300	2,539	0.7
		2,539	0.7

Tennessee - 1.2%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, December 1, 2014	125	125	—
5.00%, December 1, 2018	100	116	—
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.65%, October 1, 2038[1]	1,400	1,406	0.4
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, July 1, 2038	865	954	0.3
4.50%, July 1, 2037	810	907	0.3

See Notes to Financial Statements

16

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Tennessee - continued
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, January 1, 2027	$565	$603	0.2%
		4,111	1.2

Texas - 6.2%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, July 1, 2025	275	302	0.1
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.80%, May 15, 2034[1]	1,400	1,406	0.4
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, November 15, 2018	1,500	1,739	0.5
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, February 1, 2017	550	606	0.2
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, August 15, 2016	100	108	—
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, December 1, 2017	1,695	1,818	0.5
4.00%, December 1, 2016	955	1,027	0.3
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, November 1, 2023	100	109	—
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, November 1, 2020	900	1,072	0.3
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, November 1, 2020	1,000	1,191	0.4
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, November 1, 2025	1,000	1,164	0.3
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, December 15, 2016	1,500	1,580	0.5
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, November 15, 2017	445	503	0.2
5.00%, November 15, 2018	275	318	0.1
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, November 15, 2023	125	145	0.1
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.36%, July 1, 2031[1]	200	200	0.1
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, April 15, 2015	100	102	—
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 11/16/17 @ 100), 0.58%, May 15, 2048[1]	850	853	0.3
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, January 1, 2015	100	101	—
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, January 1, 2038[1]	1,325	1,352	0.4
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, January 1, 2019	100	115	—
6.00%, January 1, 2021	100	114	—
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, December 1, 2019	980	1,140	0.3
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, October 1, 2020	1,180	1,379	0.4
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2023	350	385	0.1
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, January 1, 2016	1,500	1,584	0.5

See Notes to Financial Statements

17

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Texas - continued
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, July 15, 2022	$600	$671	0.2%
		21,084	6.2

Virginia - 0.4%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, July 15, 2019	850	918	0.2
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, October 1, 2017	200	226	0.1
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, October 1, 2015	275	283	0.1
		1,427	0.4

Washington - 3.6%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, February 1, 2015	2,000	2,024	0.6
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, July 1, 2022	15	16	—
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with U.S. Govt Securities 07/01/16 @ 100), 5.00%, July 1, 2022	85	91	—
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2015	500	516	0.2
5.00%, July 1, 2017	1,000	1,119	0.3
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, July 1, 2017	1,650	1,846	0.5
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, July 1, 2020	155	166	0.1
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, June 1, 2016	1,500	1,607	0.5
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, May 1, 2027	100	114	—
State of Washington, Highway Imps. Rev. Bonds, 5.00%, September 1, 2020	2,000	2,376	0.7
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, October 1, 2042[1]	800	953	0.3
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, October 1, 2020	1,100	1,295	0.4
		12,123	3.6

West Virginia - 0.7%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, October 1, 2022[1]	2,500	2,519	0.7
		2,519	0.7

Wisconsin - 1.1%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2018	1,145	1,302	0.4
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, August 15, 2018	100	112	—
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, October 15, 2017	1,200	1,348	0.4

See Notes to Financial Statements

18

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Wisconsin - continued
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, July 1, 2020	$800	$948	0.3%
		3,710	1.1

Total municipals		329,514	96.6

Corporate bonds & notes - 0.1%

Electric - 0.1%
Southern California Edison Co., 1.125%, May 1, 2017	455	455	0.1
		455	0.1

Total corporate bonds & notes		455	0.1

Total bonds & notes (cost: $318,165,000)		329,969	96.7

Short-term securities - 3.4%
Athens-Clarke County Unified Govt. Dev. Auth., College & Univ. Imps. Rev. Bonds, 0.08%, July 1, 2035[1]	1,100	1,100	0.3
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.07%, November 15, 2035[1]	600	600	0.2
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.07%, August 1, 2020[1]	1,000	1,000	0.3
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.08%, December 1, 2033[1]	1,700	1,700	0.6
Harris County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, Sub-Series B-2, 0.07%, September 1, 2031[1]	100	100	—
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series H, 0.08%, November 1, 2035[1]	1,700	1,700	0.5
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.07%, February 15, 2034[1]	3,100	3,100	0.9
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.08%, July 1, 2038[1]	680	680	0.2
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.07%, June 1, 2031[1]	840	840	0.2
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.07%, December 1, 2035[1]	700	700	0.2

Total short-term securities (cost: $11,520,000)		11,520	3.4
Total investment securities (cost: $329,685,000)		341,489	100.1
Other assets less liabilities		(417)	(0.1)

Net assets		$341,072	100.0%

See Notes to Financial Statements

19

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate market value of these securities amounted to $2,640,964, representing 0.77% of net assets.

Key to abbreviations

Agcy. = Agency

AGM = Assured Guaranty Municipal Corporation

AMBAC = American Municipal Bond Assurance Corporation

Auth. = Authority

BAM = Build America Mutual Assurance Company

CA Mtg. Ins. = California Mortgage Insurance

Certs. of Part. = Certificates of Participation

CIFG = CDC IXIS Financial Guaranty

COLL = Collateral

Comm. = Community

Comms. = Communities

Corp. = Corporation

Corps. = Corporations

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Edu. = Education

Educ. = Educational

Facs. = Facilities

FGIC = Financial Guaranty Insurance Company

FHLMC = Federal Home Loan Mortgage Corporation

Fin. = Finance

Fncg. = Financing

Fndg. = Funding

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

G.O. = General Obligation

Govt. = Government

GTD = Guaranteed

GTY = Guaranty

HUD = Housing and Urban Development

Imp. = Improvement

Imps. = Improvements

Ind. = Industrial

Intl. = International

Ln. = Loan

Lns. = Loans

Loc. = Local

Mgmt. = Management

Misc. = Miscellaneous

Muni. = Municipal

NATL-RE = National Reinsurance

No. = Number

Prop. = Property

Redev. = Redevelopment

Ref. = Refunding

Res. = Resource

Ress. = Resources

Rev. = Revenue

St. = State

Trans. = Transportation

Univ. = University

See Notes to Financial Statements

20

Capital Group Core Municipal Fund

Schedule of investments
October 31, 2014

Util. = Utility

Utils. = Utilities

Withhldg. = Withholding

See Notes to Financial Statements

21

Capital Group Short-Term Municipal Fund

October 31, 2014

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

22

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - 88.9%	Principal amount (000)	Market value (000)	Percent of net assets
Alabama - 1.3%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, May 1, 2015	$1,000	$1,024	0.7%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, June 1, 2034[1]	1,000	1,017	0.6
		2,041	1.3

Arizona - 0.8%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, September 1, 2015	365	380	0.2
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, July 1, 2017	250	280	0.2
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, December 1, 2017	550	607	0.4
		1,267	0.8

California - 9.3%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.95%, April 1, 2045	1,500	1,503	1.0
0.95%, April 1, 2047	550	551	0.4
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	625	634	0.4
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, April 1, 2022	500	577	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, March 1, 2020	1,000	1,183	0.8
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, July 1, 2043[1]	1,000	1,183	0.8
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.33%, April 1, 2038[1]	500	500	0.3
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.35%, October 1, 2047[1]	300	300	0.2
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, December 1, 2016	600	645	0.4
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, June 1, 2018	775	859	0.5
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, September 1, 2018	585	673	0.4
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, December 1, 2019	200	225	0.1
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2019	1,000	1,171	0.7
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, September 1, 2020	600	717	0.5
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2015	300	310	0.2
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, July 1, 2020	500	600	0.4
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, July 1, 2037[1]	750	794	0.5
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, December 1, 2014	450	452	0.3
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2018	150	172	0.1
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2020	200	241	0.2

See Notes to Financial Statements

23

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, September 1, 2018	$1,000	$1,117	0.7%
		14,407	9.3

Colorado - 2.4%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, November 15, 2016	400	438	0.3
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2015	1,000	1,008	0.7
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, July 1, 2039[1]	1,000	1,001	0.6
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, October 1, 2040[1]	500	519	0.3
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, March 1, 2018	525	579	0.4
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, June 1, 2019	150	176	0.1
		3,721	2.4

Connecticut - 2.1%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, November 15, 2032	490	536	0.4
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C- 1, 4.00%, November 15, 2044	725	799	0.5
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, November 15, 2044	1,320	1,448	0.9
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, April 1, 2015	425	434	0.3
		3,217	2.1

District of Columbia - 2.4%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, July 1, 2016	100	103	0.1
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series A, 5.00%, December 1, 2018	750	872	0.6
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.65%, December 1, 2015[1]	1,000	1,003	0.6
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.53%, October 1, 2044[1]	600	600	0.4
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, October 1, 2015	1,100	1,138	0.7
		3,716	2.4

Florida - 6.8%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, June 1, 2019	2,100	2,428	1.6
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, October 1, 2017	600	627	0.4
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, November 15, 2015	750	787	0.5
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, October 1, 2015	225	233	0.2
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, October 1, 2016	1,250	1,360	0.9

See Notes to Financial Statements

24

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Florida - continued
5.00%, October 1, 2017	$450	$507	0.3%
County of Broward, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, October 1, 2017	1,000	1,122	0.7
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, July 1, 2029	455	491	0.3
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, January 1, 2029	260	281	0.2
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, July 1, 2015	1,450	1,497	1.0
5.00%, July 1, 2016	190	204	0.1
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, October 1, 2017	300	327	0.2
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, July 1, 2015	675	697	0.4
		10,561	6.8

Georgia - 3.9%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, September 1, 2017	250	279	0.2
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, January 1, 2019	95	111	0.1
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, November 1, 2019	1,000	1,178	0.8
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, June 1, 2044	645	707	0.4
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, June 1, 2019	1,155	1,348	0.9
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.35%, July 1, 2025[1]	1,300	1,300	0.8
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.33%, July 1, 2025[1]	1,000	1,000	0.6
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2018	120	136	0.1
		6,059	3.9

Guam - 0.4%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, January 1, 2017	600	650	0.4
		650	0.4

Hawaii - 0.8%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, November 1, 2014	100	100	0.1
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, December 1, 2017	1,000	1,135	0.7
		1,235	0.8

Illinois - 7.2%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, January 1, 2016	1,000	1,043	0.7
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.25%, January 1, 2015	100	101	0.1
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, January 1, 2017	325	342	0.2

See Notes to Financial Statements

25

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Illinois - continued
5.00%, January 1, 2018	$200	$225	0.1%
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, November 1, 2019	700	744	0.5
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, December 1, 2017	300	339	0.2
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, August 15, 2015	1,345	1,396	0.9
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, November 1, 2030[1]	1,000	1,166	0.7
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A:
5.00%, December 1, 2020	500	599	0.4
5.50%, January 1, 2015	700	706	0.5
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, December 1, 2017	1,500	1,698	1.1
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, June 1, 2015	1,000	1,029	0.7
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, July 1, 2015	1,000	1,041	0.7
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, July 1, 2017	625	686	0.4
		11,115	7.2

Indiana - 1.1%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, March 1, 2016	600	637	0.4
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, June 1, 2018	500	574	0.4
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, July 1, 2017	405	453	0.3
		1,664	1.1

Kentucky - 0.8%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, July 1, 2027	210	215	0.1
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, August 1, 2015	1,000	1,029	0.7
		1,244	0.8

Louisiana - 0.8%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, December 1, 2028	1,175	1,274	0.8
		1,274	0.8

Maine - 0.5%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, July 1, 2018	625	718	0.5
		718	0.5

Massachusetts - 2.8%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.35%, August 1, 2043[1]	1,750	1,749	1.1
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, July 1, 2016	600	647	0.4
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.33%, July 1, 2041[1]	500	499	0.3
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, November 15, 2014	100	100	0.1

See Notes to Financial Statements

26

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Massachusetts - continued
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, December 1, 2044	$1,000	$1,094	0.7%
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, December 1, 2044	250	274	0.2
		4,363	2.8

Michigan - 1.9%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, May 1, 2018	1,000	1,119	0.7
Michigan Fin. Auth., School Imps. Misc. Rev. Bonds, Series E, 2.85%, August 20, 2015	400	401	0.3
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, August 15, 2015	1,000	1,038	0.7
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, December 1, 2018	300	343	0.2
		2,901	1.9

Minnesota - 1.2%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, January 1, 2017	500	549	0.4
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, July 1, 2040	285	302	0.2
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, December 1, 2016	900	986	0.6
		1,837	1.2

Missouri - 0.6%
City of St Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, July 1, 2017	330	367	0.2
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, November 1, 2030	515	560	0.4
		927	0.6

Nebraska - 1.8%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A: 3.00%, March 1, 2044	500	524	0.4
4.00%, September 1, 2044	1,000	1,099	0.7
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, September 1, 2034	485	503	0.3
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 3.00%, September 1, 2043	610	642	0.4
		2,768	1.8

Nevada - 0.7%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, July 1, 2016	300	323	0.2
5.00%, July 1, 2017	750	835	0.5
		1,158	0.7

See Notes to Financial Statements

27

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
New Hampshire - 0.4%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, February 1, 2018	$600	$680	0.4%
		680	0.4

New Jersey - 7.0%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, November 1, 2018	550	638	0.4
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, June 15, 2019	750	851	0.6
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, December 15, 2016	1,000	1,087	0.7
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.63%, February 1, 2015[1]	525	525	0.3
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.95%, February 1, 2017[1]	1,000	1,002	0.6
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	600	672	0.4
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, December 1, 2014	1,000	1,004	0.6
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, December 1, 2015	500	526	0.3
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.73%, January 1, 2024[1]	250	251	0.2
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.73%, January 1, 2024[1]	500	502	0.3
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, December 15, 2015	1,000	1,057	0.7
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, September 15, 2018	750	850	0.6
5.00%, September 15, 2019	1,500	1,717	1.1
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, May 1, 2019	225	263	0.2
		10,945	7.0

New Mexico - 0.1%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.884%, December 1, 2028[1]	155	154	0.1
		154	0.1

New York - 6.1%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, November 1, 2019	750	885	0.6
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, November 1, 2016	1,000	1,093	0.7
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.60%, August 1, 2025[1]	1,000	1,000	0.6
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.95%, November 1, 2018[1]	1,000	1,005	0.6
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series C, 5.00%, November 15, 2020	850	1,010	0.6
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, February 15, 2016	400	424	0.3

See Notes to Financial Statements

28

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
New York - continued
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, July 15, 2017	$500	$558	0.4%
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, January 1, 2036[1]	500	509	0.3
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, May 1, 2019	300	347	0.2
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, July 1, 2022[2]	285	298	0.2
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, June 1, 2015	1,325	1,363	0.9
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series B, 5.00%, June 1, 2019	1,000	1,027	0.7
		9,519	6.1

North Dakota - 0.1%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, July 1, 2042	220	239	0.1
		239	0.1

Ohio - 2.5%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, January 1, 2016	1,660	1,747	1.1
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, January 1, 2017	750	817	0.5
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B, 5.00%, September 1, 2015	500	519	0.3
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, July 1, 2018	220	240	0.2
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, November 1, 2028	525	571	0.4
		3,894	2.5

Oklahoma - 0.2%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, July 1, 2015	125	127	0.1
Stillwater Utilis. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, October 1, 2019	150	170	0.1
		297	0.2

Oregon - 2.3%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, October 1, 2018	1,000	1,001	0.6
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.05%, October 1, 2022[1]	2,225	2,236	1.4
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, November 1, 2017	400	421	0.3
		3,658	2.3

Pennsylvania - 1.2%
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, June 15, 2015	750	773	0.5
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, June 1, 2015	1,000	1,027	0.7
		1,800	1.2

See Notes to Financial Statements

29

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Puerto Rico - 0.6%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, October 1, 2018	$350	$369	0.2%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, October 1, 2016	250	259	0.2
5.00%, October 1, 2017	250	262	0.2
		890	0.6

South Carolina - 0.7%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, July 1, 2030	520	568	0.4
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, January 1, 2015	450	454	0.3
		1,022	0.7

South Dakota - 0.3%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, May 1, 2044	425	469	0.3
		469	0.3

Tennessee - 1.8%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, December 1, 2014	100	101	0.1
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.65%, October 1, 2038[1]	700	703	0.4
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, July 1, 2038	430	474	0.3
4.00%, January 1, 2045	950	1,047	0.7
4.50%, July 1, 2037	405	453	0.3
		2,778	1.8

Texas - 6.4%
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, March 1, 2016	1,000	1,063	0.7
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.80%, May 15, 2034[1]	600	603	0.4
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.65%, May 15, 2034[1]	1,000	1,004	0.6
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, February 1, 2017	500	551	0.4
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.64%, August 15, 2021[1]	1,000	1,002	0.6
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, December 1, 2016	100	108	0.1
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, November 1, 2018	200	231	0.2
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, November 1, 2019	500	586	0.4
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, December 15, 2016	350	369	0.2
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.36%, July 1, 2031[1]	200	200	0.1

See Notes to Financial Statements

30

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Texas - continued
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, February 15, 2018	$455	$516	0.3%
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, January 1, 2038[1]	600	612	0.4
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, December 1, 2019	400	465	0.3
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, July 1, 2016	325	340	0.2
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, July 1, 2029	310	334	0.2
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, March 15, 2015	715	728	0.5
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, August 15, 2016	500	523	0.3
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.40%, April 1, 2032[1]	500	501	0.3
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, July 15, 2015	225	233	0.2
		9,969	6.4

Virginia - 1.2%
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, September 15, 2019	600	708	0.4
5.00%, March 15, 2020	1,000	1,188	0.8
		1,896	1.2

Washington - 6.2%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A: 4.00%, July 1, 2015	500	513	0.3
5.00%, July 1, 2015	1,250	1,291	0.8
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, January 1, 2017	300	316	0.2
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, January 1, 2016	1,000	1,055	0.7
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, August 1, 2018	600	687	0.4
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, December 1, 2015	1,000	1,053	0.7
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2006A (AMBAC Insured), 5.00%, July 1, 2015	500	516	0.3
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, July 1, 2016	1,000	1,078	0.7
State of Washington, Highway Imps. Rev. Bonds:
5.00%, September 1, 2018	1,500	1,725	1.1
5.00%, September 1, 2019	900	1,056	0.7
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, April 1, 2029	370	396	0.3
		9,686	6.2

See Notes to Financial Statements

31

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
West Virginia - 1.1%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 0.58%, October 1, 2041[1]	$1,750	$1,751	1.1%
		1,751	1.1

Wisconsin - 1.1%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, November 15, 2043[1]	1,000	1,120	0.7
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, October 15, 2016	500	522	0.4
		1,642	1.1

Total bonds & notes (cost: $136,197,000)		138,132	88.9

Short-term securities - 12.2%
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.07%, January 15, 2045[1]	785	785	0.5
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.07%, November 15, 2035[1]	400	400	0.3
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.07%, August 1, 2020[1]	400	400	0.3
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.08%, December 1, 2033[1]	2,500	2,500	1.6
County of Montgomery, G.O. Prop. Tax Ref. Notes, Series A, 0.06%, June 1, 2026[1]	700	700	0.4
County of Uinta, Ind. Rev. Ref. Bonds, 0.07%, August 15, 2020[1]	600	600	0.4
Harris County Cultural Educ. Facs. Fin. Corp. Rev. Ref. Bonds, Series B-1, 0.07%, September 1, 2031[1]	1,270	1,270	0.8
Harris County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds,
Sub-Series B-2, 0.07%, September 1, 2031[1]	500	500	0.3
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.07%, August 1, 2044[1]	1,000	1,000	0.6
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.07%, August 15, 2038[1]	1,100	1,100	0.7
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series C, 0.07%, December 1, 2030[1]	1,200	1,200	0.8
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.08%, December 1, 2030[1]	500	500	0.3
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series F, 0.08%, December 1, 2030[1]	700	700	0.5
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series H, 0.08%, November 1, 2035[1]	200	200	0.1
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.07%, February 15, 2034[1]	1,400	1,400	0.9
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.07%, June 1, 2031[1]	2,425	2,425	1.6
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.07%, December 1, 2035[1]	1,280	1,280	0.8
Sarasota County Public Hospital Dist., Health Care Facs. Rev. Ref. Bonds, 0.07%, July 1, 2037[1]	2,000	2,000	1.3

Total short-term securities (cost: $18,960,000)		18,960	12.2

See Notes to Financial Statements

32

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Total investment securities (cost: $155,157,000)	157,092	101.1
Other assets less liabilities	(1,749)	(1.1)

Net assets	$155,343	100.0%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate market value of these securities amounted to $298,349, representing 0.19% of net assets.

Key to abbreviations

Agcy. = Agency

AGM = Assured Guaranty Municipal Corporation

AMBAC = American Municipal Bond Assurance Corporation

Auth. = Authority

Certs. of Part. = Certificates of Participation

COLL = Collateral

Comm. = Community

Corp. = Corporation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Edu. = Education

Educ. = Educational

Facs. = Facilities

FGIC = Financial Guaranty Insurance Company

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corporation

Fin. = Finance

Fncg. = Financing

Fndg. = Funding

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

G.O. = General Obligation

Govt. = Government

GTD = Guaranteed

GTY = Guaranty

HUD = Housing and Urban Development

Imp. = Improvement

Imps. = Improvements

Ind. = Industrial

Ln. = Loan

Lns. = Loans

Loc. = Local

Mgmt. = Management

Misc. = Miscellaneous

Muni. = Municipal

NATL-RE = National Reinsurance

See Notes to Financial Statements

33

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2014

No. = Number

Prop. = Property

PSF = Permanent School Fund

Redev. = Redevelopment

Ref. = Refunding

Res. = Resource

Ress. = Resources

Rev. = Revenue

St. = State

Trans. = Transportation

Univ. = University

Util. = Utility

Utils. = Utilities

Withhldg. = Withholding

See Notes to Financial Statements

34

Capital Group California Core Municipal Fund

October 31, 2014

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
35

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - 91.4%	Principal amount (000)	Market value (000)	Percent of net assets
California - 86.6%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, July 1, 2020	$1,000	$1,142	0.4%
5.00%, November 15, 2020	715	802	0.3
5.00%, November 15, 2021	495	554	0.2
5.00%, November 15, 2022	1,000	1,118	0.4
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, May 15, 2016	1,500	1,504	0.5
5.125%, September 1, 2020	1,500	1,684	0.6
5.25%, May 15, 2020	1,000	1,119	0.4
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, April 1, 2019	400	463	0.2
5.00%, April 1, 2020	550	647	0.2
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, September 2, 2021	600	652	0.2
5.00%, September 2, 2022	225	242	0.1
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, September 2, 2023	375	451	0.2
5.00%, September 2, 2024	400	483	0.2
5.00%, September 2, 2025	515	616	0.2
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, October 1, 2021	1,250	1,505	0.5
5.00%, October 1, 2022	975	1,181	0.4
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, March 1, 2019	875	991	0.4
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2024	455	535	0.2
5.00%, September 1, 2025	425	495	0.2
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, October 1, 2017	575	620	0.2
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.15%, April 1, 2045[1]	3,700	3,775	1.4
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.95%, April 1, 2045[1]	2,800	2,806	1.0
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, April 1, 2045[1]	1,500	1,521	0.6
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	650	659	0.2
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, April 1, 2021	100	117	—
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, October 1, 2023	500	619	0.2
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, September 1, 2021	700	724	0.3
5.00%, September 1, 2026	500	518	0.2
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, April 1, 2019	950	1,099	0.4
5.00%, February 1, 2021	550	647	0.2
5.00%, October 1, 2021	700	846	0.3
5.00%, November 1, 2021	525	548	0.2
5.50%, April 1, 2029	300	350	0.1

See Notes to Financial Statements

36

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%,January 1, 2018	$125	$142	0.1%
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, October 1, 2015	625	652	0.2
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, September 1, 2020	165	198	0.1
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, November 1, 2021	560	628	0.2
4.00%, November 1, 2022	500	553	0.2
4.50%, November 1, 2017	335	371	0.1
5.00%, January 1, 2024	100	116	—
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, August 15, 2016	710	751	0.3
5.00%, August 15, 2018	1,100	1,270	0.5
5.00%, August 15, 2025	400	489	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, October 1, 2018	275	318	0.1
5.00%, October 1, 2022	770	890	0.3
5.00%, November 15, 2024	150	174	0.1
5.00%, November 15, 2025	375	433	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, August 15, 2020	1,325	1,591	0.6
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, July 1, 2025	100	114	—
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.125%, July 1, 2022	525	542	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, January 1, 2020	1,005	1,180	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, October 1, 2019	525	618	0.2
5.00%, November 15, 2019	1,350	1,605	0.6
5.00%, March 1, 2020	1,675	1,974	0.7
5.00%, November 15, 2020	500	602	0.2
5.00%, November 15, 2021	350	420	0.2
5.00%, March 1, 2023	1,000	1,189	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, August 15, 2019	400	455	0.2
5.00%, August 15, 2020	300	360	0.1
5.00%, November 15, 2021	1,000	1,046	0.4
5.375%, July 1, 2021	1,500	1,506	0.5
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, July 1, 2043[1]	1,750	2,070	0.7
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 10/01/18 @ 100), 6.25%, October 1, 2028	200	242	0.1
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.33%, October 1, 2047[1]	1,000	1,000	0.4
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.33%, April 1, 2038[1]	2,500	2,500	0.9
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.35%, October 1, 2047[1]	1,800	1,800	0.6

See Notes to Financial Statements

37

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, October 1, 2025	$100	$109	—%
4.50%, October 1, 2026	100	108	—
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, February 1, 2018	100	112	—
5.00%, February 1, 2019	100	111	—
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, October 1, 2022	160	186	0.1
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, October 1, 2023	465	520	0.2
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, October 1, 2017	150	164	0.1
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 1.55%, February 1, 2019	1,500	1,510	0.5
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, August 15, 2030	1,000	1,126	0.4
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, December 1, 2020	750	800	0.3
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, May 1, 2018	200	229	0.1
5.00%, May 1, 2018	2,000	2,296	0.8
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, May 1, 2017	100	111	—
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, May 1, 2018	225	258	0.1
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, May 1, 2021	200	240	0.1
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2018	1,250	1,435	0.5
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, May 1, 2021	100	115	—
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
4.50%, December 1, 2016	525	570	0.2
5.00%, December 1, 2022	1,010	1,164	0.4
5.00%, December 1, 2023	200	230	0.1
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 04/01/15 @ 100, 5.00%, April 1, 2020	200	204	0.1
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, October 1, 2017	300	337	0.1
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, March 1, 2018	1,350	1,532	0.6
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, April 1, 2015	1,315	1,342	0.5
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, June 1, 2015	200	206	0.1
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%,June 1, 2023	600	729	0.3
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, November 1, 2018	750	873	0.3
5.00%, November 1, 2023	250	311	0.1
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, November 1, 2021	955	1,000	0.4

See Notes to Financial Statements

38

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, November 1, 2021	$1,645	$1,723	0.6%
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, May 15, 2019	1,000	1,134	0.4
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, July 1, 2021	100	111	—
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, April 1, 2019	600	701	0.3
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, July 1, 2016	1,100	1,186	0.4
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, October 1, 2019	2,000	2,001	0.7
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, August 1, 2020	700	718	0.3
3.00%, August 1, 2021	600	616	0.2
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, July 1, 2016	100	103	—
5.00%, May 15, 2019	600	692	0.3
5.00%, November 1, 2019	1,000	1,169	0.4
5.00%, May 15, 2024	300	345	0.1
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, October 1, 2023	500	577	0.2
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, October 1, 2021	1,625	1,936	0.7
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, August 1, 2023	745	899	0.3
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, August 1, 2024	260	316	0.1
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, November 1, 2019	2,000	2,233	0.8
5.00%, November 1, 2024	600	648	0.2
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, September 1, 2020	1,000	1,190	0.4
5.00%, September 1, 2022	450	541	0.2
5.00%, September 1, 2025	665	795	0.3
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, September 1, 2021	500	588	0.2
5.00%, September 1, 2022	1,400	1,653	0.6
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, June 15, 2020	1,350	1,627	0.6
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A, 5.00%, October 1, 2020	750	906	0.3
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, September 2, 2018	325	339	0.1
3.15%, September 2, 2021	570	590	0.2
3.55%, September 2, 2023	350	366	0.1
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, July 1, 2018	1,150	1,158	0.4
City of Fontana California, Special Tax Ref. Bonds, 5.00%, September 1, 2023	535	624	0.2

See Notes to Financial Statements

39

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, September 2, 2019	$500	$518	0.2%
4.375%, September 2, 2021	700	725	0.3
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, September 2, 2019	1,230	1,259	0.5
3.00%, September 2, 2020	1,250	1,332	0.5
3.25%, September 2, 2022	700	750	0.3
3.375%, September 2, 2023	850	894	0.3
4.00%, September 2, 2018	500	551	0.2
4.00%, September 2, 2019	475	517	0.2
4.50%, September 2, 2022	250	259	0.1
4.75%, September 2, 2023	250	259	0.1
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, May 15, 2021	100	118	—
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, November 15, 2018	2,250	2,441	0.9
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, September 2, 2017	120	124	—
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 02/01/15 @ 100) (NATL-RE FGIC Insured), 5.00%, February 1, 2017	100	101	—
City of Roseville, Special Tax Ref. Bonds:
3.50%, September 1, 2015	1,000	1,018	0.4
4.00%, September 1, 2016	2,000	2,090	0.8
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, March 1, 2018	700	793	0.3
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, March 1, 2020	500	588	0.2
5.00%, March 1, 2023	450	540	0.2
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, June 1, 2021	275	303	0.1
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, September 1, 2022	1,295	1,532	0.6
5.00%, September 1, 2024	860	995	0.4
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, July 1, 2015	200	207	0.1
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, July 1, 2016	490	516	0.2
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, June 1, 2019	900	1,063	0.4
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, September 1, 2022	1,100	1,331	0.5
5.00%, September 1, 2026	1,000	1,195	0.4
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, January 15, 2053[1]	2,000	2,190	0.8
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, June 1, 2020	1,200	1,428	0.5
5.00%, June 1, 2021	1,200	1,445	0.5
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, November 1, 2017	100	113	—
5.25%, November 1, 2025	100	114	—

See Notes to Financial Statements

40

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, November 1, 2022	$700	$815	0.3%
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, September 2, 2015	200	203	0.1
4.00%, September 2, 2021	1,350	1,396	0.5
4.00%, September 2, 2023	430	444	0.2
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, March 1, 2017	100	111	—
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, September 1, 2023	500	596	0.2
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, September 1, 2019	500	562	0.2
5.00%, September 1, 2019	200	232	0.1
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, August 1, 2015	100	103	—
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, September 1, 2021	840	891	0.3
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, November 1, 2020	750	842	0.3
5.00%, November 1, 2021	500	591	0.2
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, June 1, 2022	15	17	—
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, June 1, 2022	85	97	—
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2020	600	706	0.3
5.00%, September 1, 2023	700	841	0.3
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2016	500	540	0.2
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2020	2,685	3,238	1.2
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, July 1, 2018	1,000	1,156	0.4
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, September 1, 2022	1,190	1,436	0.5
5.00%, September 1, 2024	1,000	1,221	0.4
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, September 1, 2019	1,000	1,160	0.4
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, December 1, 2020	3,000	3,578	1.3
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, November 15, 2020	420	427	0.2
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, May 15, 2029	200	229	0.1
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, May 15, 2019	850	1,003	0.4
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, May 15, 2022	700	832	0.3
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	300	346	0.1

See Notes to Financial Statements

41

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, July 1, 2020	$1,000	$1,181	0.4%
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, July 1, 2019	2,175	2,560	0.9
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, July 1, 2020	1,000	1,199	0.4
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, July 1, 2024	100	117	—
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, August 1, 2020	900	1,081	0.4
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), Zero Coupon, September 1, 2024	1,000	755	0.3
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, March 1, 2017	100	102	—
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, July 1, 2015	500	516	0.2
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.40%, July 1, 2027[1]	1,500	1,501	0.5
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.40%, July 1, 2027[1]	1,100	1,101	0.4
Modesto Irrigation Dist., Certs. of Part. Lease Ref. Bonds, Series A (AMBAC Insured), 5.00%, October 1, 2015	800	835	0.3
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	400	448	0.2
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, August 1, 2019	380	442	0.2
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, August 1, 2019	420	489	0.2
5.00%, August 1, 2020	375	444	0.2
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/01/15 @ 100) (NATL-RE Insured), 5.00%, August 1, 2018	150	155	0.1
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, September 1, 2021	1,050	1,233	0.4
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, June 1, 2016	750	807	0.3
5.50%, July 1, 2021	1,000	1,194	0.4
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2017	200	224	0.1
5.00%, July 1, 2019	200	235	0.1
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, September 1, 2018	500	570	0.2
Ohlone Comm. College Dist., G.O. Ref. Bonds, 5.00%, August 1, 2024	1,000	1,213	0.4
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, October 1, 2020	385	429	0.2
4.00%, October 1, 2021	1,485	1,654	0.6
Orange County Sanitation Dist., Certs.of Part. Sewer Imps. Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 02/01/17 @ 100) (AGM Insured), 5.00%, February 1, 2019	965	1,064	0.4
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, September 1, 2019	360	373	0.1
4.50%, September 1, 2020	445	460	0.2
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:

See Notes to Financial Statements

42

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
3.375%, September 15, 2017	$500	$519	0.2%
3.75%, September 15, 2018	770	799	0.3
4.00%, September 15, 2020	340	378	0.1
4.00%, September 15, 2022	440	489	0.2
5.00%, September 1, 2020	600	701	0.3
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds (AGM Insured):
5.00%, September 1, 2020	775	925	0.3
5.00%, September 1, 2025	750	913	0.3
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, September 2, 2017	100	103	—
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, October 1, 2020	405	480	0.2
5.00%, October 1, 2021	615	734	0.3
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A:
3.00%, September 1, 2016	1,120	1,173	0.4
5.00%, September 1, 2021	1,000	1,202	0.4
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A:
5.00%, December 1, 2018	500	581	0.2
5.00%, December 1, 2025	1,190	1,467	0.5
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, August 15, 2017	475	534	0.2
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, March 1, 2023	615	705	0.3
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, August 1, 2020	725	860	0.3
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, August 1, 2018	1,000	1,159	0.4
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, July 1, 2023	225	273	0.1
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, July 1, 2018	850	968	0.4
5.00%, July 1, 2020	700	827	0.3
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2021	500	609	0.2
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, May 1, 2018	700	804	0.3
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, May 1, 2020	750	900	0.3
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, July 1, 2016	475	510	0.2
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, May 15, 2022	100	118	—
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, August 1, 2020	100	110	—
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2022	800	964	0.4
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, May 1, 2024	100	117	—
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, May 1, 2019	400	468	0.2

See Notes to Financial Statements

43

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, May 1, 2021	$300	$349	0.1%
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, August 1, 2017	265	292	0.1
5.00%, August 1, 2018	275	312	0.1
5.25%, August 1, 2019	290	338	0.1
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, August 1, 2021	500	518	0.2
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, August 1, 2020	800	912	0.3
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, June 15, 2019	1,150	1,357	0.5
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, August 1, 2022	500	563	0.2
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, August 1, 2018	400	401	0.1
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, August 1, 2018	800	859	0.3
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, June 15, 2022	650	747	0.3
5.00%, June 15, 2020	500	599	0.2
5.00%, June 15, 2022	500	610	0.2
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, July 15, 2023	200	233	0.1
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, September 1, 2020	750	909	0.3
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, November 15, 2022	285	326	0.1
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, September 1, 2022	325	387	0.1
5.00%, September 1, 2024	550	667	0.2
5.00%, September 1, 2025	375	447	0.2
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, September 1, 2020	995	1,162	0.4
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, March 1, 2021	1,000	1,209	0.4
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, August 15, 2015	900	934	0.3
5.00%, August 15, 2020	1,000	1,027	0.4
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.38%, November 1, 2017[1]	1,625	1,625	0.6
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, July 1, 2018	200	231	0.1
5.00%, July 1, 2020	1,550	1,860	0.7
5.00%, July 1, 2023	800	956	0.3
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, July 1, 2021	500	559	0.2
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, July 1, 2016	500	539	0.2
5.00%, July 1, 2018	350	404	0.1
5.00%, July 1, 2021	750	913	0.3
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:

See Notes to Financial Statements

44

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
5.00%, July 1, 2019	$1,000	$1,180	0.4%
5.00%, July 1, 2020	245	294	0.1
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, July 1, 2023	100	115	—
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, October 1, 2020	100	119	—
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, December 1, 2027[1]	750	814	0.3
State of California, G.O. General Fund Ref. Bonds:
4.00%, December 1, 2020	1,175	1,344	0.5
5.00%, February 1, 2019	2,000	2,326	0.8
5.00%, April 1, 2019	600	701	0.3
5.00%, February 1, 2020	2,700	3,196	1.1
5.00%, October 1, 2020	1,000	1,199	0.4
5.00%, December 1, 2024	800	976	0.4
5.25%, October 1, 2020	650	774	0.3
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, April 1, 2018	100	116	—
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, August 1, 2020	5	5	—
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A:
5.00%, July 1, 2017	950	1,064	0.4
5.25%, July 1, 2021	1,060	1,252	0.5
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2021	750	890	0.3
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, September 1, 2025	200	234	0.1
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, January 1, 2015	100	101	—
5.00%, January 1, 2022	1,500	1,710	0.6
5.25%, January 1, 2024	100	115	—
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, January 1, 2018	500	566	0.2
5.00%, January 1, 2020	610	719	0.3
5.00%, January 1, 2022	700	823	0.3
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (Pre-refunded with St. & Loc. Govt. Series to 05/15/16 @ 101) (NATL-RE FGIC Insured), 5.00%, May 15, 2023	130	141	0.1
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, May 15, 2017	500	545	0.2
5.00%, May 15, 2020	500	600	0.2
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 05/01/15 @ 100) (AMBAC Insured), 4.00%, May 1, 2018	200	204	0.1
		242,307	86.6

District of Columbia - —%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, October 1, 2017	100	112	—
		112	—

See Notes to Financial Statements

45

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Florida - 0.2%
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, June 1, 2019	$500	$578	0.2%
		578	0.2
Guam - 1.1%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, October 1, 2019	150	173	0.1
5.00%, October 1, 2020	225	263	0.1
5.00%, October 1, 2021	350	411	0.1
5.00%, October 1, 2022	710	837	0.3
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, October 1, 2023	1,100	1,309	0.5
		2,993	1.1

Iowa - —%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, June 1, 2027	100	115	—
		115	—

Michigan - —%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, November 15, 2024	100	115	—
		115	—

Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.05%, October 1, 2022[1]	1,000	1,005	0.4
		1,005	0.4

Puerto Rico - 1.9%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, July 1, 2023	730	558	0.2
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, July 1, 2019	500	387	0.1
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2018	355	334	0.1
5.00%, October 1, 2016	350	362	0.1
5.00%, October 1, 2017	500	524	0.2
5.00%, October 1, 2019	500	529	0.2
5.00%, October 1, 2021	1,000	1,061	0.4
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2017	1,000	1,059	0.4
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, August 1, 2022	500	476	0.2
		5,290	1.9

Texas - 0.4%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.80%, May 15, 2034[1]	1,100	1,105	0.4

See Notes to Financial Statements

46

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Texas - continued
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 02/01/16 @ 100), 5.00%, February 1, 2024	$100	$106	—%
		1,211	0.4

U. S. Virgin Islands - 0.8%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, October 1, 2024	500	579	0.2
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, October 1, 2019	1,400	1,619	0.6
		2,198	0.8

Total bonds & notes (cost: $246,688,000)		255,924	91.4

Short-term securities - 7.7%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.06%, September 1, 2038[1]	400	400	0.1
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.04%, November 1, 2035[1]	100	100	—
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.04%, June 1, 2025[1]	500	500	0.2
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.06%, November 1, 2026	4,000	4,000	1.4
0.07%, November 1, 2026	1,700	1,700	0.6
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.08%, August 15, 2027[1]	1,950	1,950	0.7
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.04%, May 15, 2024[1]	1,000	1,000	0.4
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.05%, September 2, 2029[1]	2,360	2,360	0.9
City of Irvine California, Special Assessment Ref. Bonds, 0.05%, September 2, 2050[1,2]	3,300	3,300	1.2
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub- Series B-6, 0.06%, July 1, 2034[1]	5,300	5,300	1.9
State of California, G.O. General Fund School Imps. Bonds, Series A-1, 0.05%, May 1, 2033[1]	950	950	0.3

Total short-term securities (cost: $21,560,000)		21,560	7.7
Total investment securities (cost: $268,248,000)		277,484	99.1
Other assets less liabilities		2,430	0.9

Net assets		$279,914	100.0%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

47

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2014

[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate market value of these securities amounted to $3,300,000, representing 1.18% of net assets.

Key to abbreviations

Agcy. = Agency

AGM = Assured Guaranty Municipal Corporation

AMBAC = American Municipal Bond Assurance Corporation

Auth. = Authority

BAM = Build America Mutual Assurance Company

CA Mtg. Ins. = California Mortgage Insurance

Certs. of Part. = Certificates of Participation

CIFG = CDC IXIS Financial Guaranty

Comm. = Community

Comms. = Communities

Corp. = Corporation

Corps. = Corporations

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Educ. = Educational

Fac. = Facility

Facs. = Facilities

FGIC = Financial Guaranty Insurance Company

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

Govt. = Government

GTD = Guaranteed

Imps. = Improvements

Ind. = Industrial

Intl. = International

Loc. = Local

Mgmt. = Management

Misc. = Miscellaneous

Muni. = Municipal

NATL-RE = National Reinsurance

Prop. = Property

Rec. = Recreational

Redev. = Redevelopment

Ref. = Refunding

Res. = Resource

Ress. = Resources

Rev. = Revenue

St. = State

Trans. = Transportation

Univ. = University

Util. = Utility

See Notes to Financial Statements

48

Capital Group California Short-Term Municipal Fund

October 31, 2014

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

49

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - 83.9%	Principal amount (000)	Market value (000)	Percent of net assets
California - 79.3%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, May 15, 2016	$500	$501	0.4%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, August 1, 2016	200	216	0.2
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, April 1, 2016	400	421	0.3
5.00%, April 1, 2018	250	284	0.2
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
4.00%, September 2, 2019	525	589	0.4
4.00%, September 2, 2020	315	356	0.3
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, March 1, 2018	500	556	0.4
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.95%, April 1, 2045	500	501	0.4
0.95%, April 1, 2047	250	251	0.2
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, April 1, 2045[1]	750	760	0.6
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.75%, April 1, 2047[1]	1,675	1,680	1.2
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, April 1, 2047[1]	600	608	0.4
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, April 1, 2018	250	278	0.2
5.00%, April 1, 2017	400	445	0.3
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 4.00%, October 1, 2019	570	649	0.5
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, August 1, 2019	700	823	0.6
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
4.00%, October 1, 2015	350	362	0.3
4.00%, September 1, 2016	75	80	0.1
4.00%, February 1, 2017	100	108	0.1
5.00%, October 1, 2016	250	271	0.2
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A:
3.00%, November 1, 2016	400	419	0.3
5.00%, October 1, 2015	500	521	0.4
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, October 1, 2015	150	154	0.1
4.00%, April 1, 2016	300	315	0.2
4.00%, April 1, 2017	200	216	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, August 15, 2017	510	568	0.4
5.00%, August 15, 2018	500	577	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, August 15, 2016	200	217	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.125%, July 1, 2022	375	387	0.3
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, August 15, 2015	150	156	0.1
5.00%, November 15, 2016	225	236	0.2
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):

See Notes to Financial Statements

50

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
4.00%, January 1, 2018	$425	$467	0.3%
5.00%, January 1, 2019	500	578	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, March 1, 2018	200	219	0.2
4.00%, March 1, 2019	500	556	0.4
5.00%, November 15, 2016	250	274	0.2
5.00%, October 1, 2018	500	579	0.4
5.00%, October 1, 2019	525	618	0.4
5.00%, November 15, 2019	300	353	0.3
5.00%, March 1, 2020	500	591	0.4
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A- 3, 4.00%, November 15, 2015	150	156	0.1
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, July 1, 2043[1]	805	910	0.7
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, July 1, 2043[1]	500	596	0.4
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.33%, October 1, 2047[1]	500	500	0.4
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.33%, April 1, 2038[1]	1,100	1,100	0.8
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.35%, October 1, 2047[1]	1,000	1,000	0.7
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, October 1, 2016	200	213	0.2
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 1.55%, February 1, 2019	700	705	0.5
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, May 1, 2017	200	220	0.2
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, May 1, 2018	1,250	1,435	1.0
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, December 1, 2018	500	584	0.4
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, May 1, 2016	1,000	1,071	0.8
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, March 1, 2019	400	448	0.3
5.00%, April 1, 2018	400	455	0.3
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, November 1, 2017	210	230	0.2
4.00%, November 1, 2019	500	565	0.4
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, October 1, 2017	475	533	0.4
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, March 1, 2016	400	420	0.3
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, March 1, 2016	500	532	0.4
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, December 1, 2016	325	349	0.3
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, September 1, 2018	250	288	0.2
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, June 1, 2018	425	471	0.3
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):

See Notes to Financial Statements

51

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
5.00%, June 1, 2015	$100	$103	0.1%
5.00%, October 1, 2016	240	261	0.2
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, November 1, 2016	400	437	0.3
5.00%, November 1, 2017	475	539	0.4
5.00%, November 1, 2018	400	465	0.3
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, July 1, 2016	500	539	0.4
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, November 1, 2029[1]	600	668	0.5
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, August 1, 2020	1,100	1,128	0.8
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, November 1, 2014	400	400	0.3
5.00%, November 1, 2015	300	314	0.2
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, November 15, 2019	160	179	0.1
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, October 1, 2018	700	796	0.6
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, September 1, 2017	500	558	0.4
5.00%, September 1, 2020	625	744	0.5
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, October 1, 2015	500	522	0.4
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, June 15, 2018	1,745	2,012	1.5
5.00%, June 15, 2019	380	449	0.3
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, October 1, 2018	500	582	0.4
5.00%, October 1, 2019	555	660	0.5
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, July 1, 2018	1,100	1,107	0.8
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, May 15, 2018	225	251	0.2
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, November 15, 2018	1,250	1,356	1.0
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, February 1, 2019	550	644	0.5
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, June 1, 2016	100	106	0.1
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, March 1, 2015	440	444	0.3
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	500	575	0.4
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, March 1, 2017	700	770	0.6
5.00%, March 1, 2018	600	679	0.5
County of El Dorado, Special Tax Ref. Bonds:
4.00%, September 1, 2018	450	493	0.4
5.00%, September 1, 2020	545	636	0.5
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, June 1, 2019	500	590	0.4
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:

See Notes to Financial Statements

52

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
5.00%, September 1, 2018	$500	$576	0.4%
5.00%, September 1, 2019	600	704	0.5
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, December 1, 2019	600	675	0.5
5.00%, December 1, 2020	500	596	0.4
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, June 1, 2018	500	572	0.4
5.00%, June 1, 2019	500	586	0.4
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, November 1, 2016	300	328	0.2
5.00%, November 1, 2018	425	492	0.4
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, September 1, 2018	500	555	0.4
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, November 1, 2018	700	803	0.6
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, July 1, 2016	500	540	0.4
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, July 1, 2020	1,400	1,688	1.2
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, September 1, 2019	1,000	1,174	0.8
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, December 1, 2018	1,100	1,274	0.9
5.00%, December 1, 2019	700	823	0.6
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, November 15, 2020	245	249	0.2
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, October 1, 2017	770	871	0.6
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, May 15, 2015	300	305	0.2
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, May 15, 2015	200	204	0.1
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A:
3.00%, July 1, 2018	550	595	0.4
5.00%, July 1, 2015	420	434	0.3
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series C, 4.00%, July 1, 2020	300	345	0.2
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, July 1, 2020	400	473	0.3
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C:
5.00%, July 1, 2019	1,600	1,883	1.4
5.00%, July 1, 2020	500	600	0.4
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, July 1, 2018	500	576	0.4
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, August 1, 2016	500	532	0.4
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, July 1, 2015	200	207	0.1
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.40%, July 1, 2027[1]	1,600	1,601	1.2
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.40%, July 1, 2027[1]	500	500	0.4

See Notes to Financial Statements

53

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, July 1, 2037[1]	$700	$741	0.5%
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2015	300	310	0.2
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, August 1, 2015	375	386	0.3
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, September 1, 2018	500	570	0.4
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, October 1, 2017	360	380	0.3
4.00%, October 1, 2018	300	329	0.2
Orange County Sanitation Dist., Certs.of Part. Sewer Imps. Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 02/01/17 @ 100) (AGM Insured), 5.00%, February 1, 2019	1,000	1,102	0.8
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, September 1, 2019	370	436	0.3
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds (AGM Insured), 5.00%, September 1, 2020	750	896	0.6
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, October 1, 2019	275	322	0.2
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A:
4.00%, September 1, 2017	500	547	0.4
5.00%, September 1, 2019	850	1,000	0.7
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, December 1, 2014	250	251	0.2
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A:
5.00%, December 1, 2018	500	581	0.4
5.00%, December 1, 2019	500	593	0.4
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, July 1, 2015	100	103	0.1
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, August 15, 2017	225	253	0.2
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, August 15, 2017	250	281	0.2
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, March 1, 2018	250	281	0.2
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, March 1, 2018	500	556	0.4
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, August 1, 2017	400	439	0.3
5.00%, August 1, 2018	1,000	1,159	0.8
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, July 1, 2016	250	269	0.2
5.00%, July 1, 2017	650	723	0.5
5.00%, July 1, 2018	100	114	0.1
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, April 1, 2018	300	344	0.2
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, May 1, 2018	500	574	0.4
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, May 1, 2017	850	948	0.7
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, July 1, 2016	175	188	0.1

See Notes to Financial Statements

54

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, May 15, 2015	$300	$308	0.2%
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, May 1, 2016	200	214	0.2
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, May 1, 2018	500	572	0.4
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, June 15, 2018	500	576	0.4
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, June 15, 2015	100	103	0.1
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, August 1, 2016	300	317	0.2
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, August 1, 2018	300	335	0.2
4.00%, August 1, 2019	475	540	0.4
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, June 15, 2020	775	886	0.6
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, March 1, 2016	500	525	0.4
5.00%, March 1, 2018	750	855	0.6
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.38%, November 1, 2017[1]	1,075	1,075	0.8
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, July 1, 2015	225	231	0.2
5.00%, July 1, 2016	200	216	0.2
5.00%, July 1, 2017	750	839	0.6
5.00%, July 1, 2018	200	231	0.2
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, July 1, 2016	150	159	0.1
5.00%, July 1, 2017	775	867	0.6
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, July 1, 2016	500	539	0.4
5.00%, July 1, 2018	350	403	0.3
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, July 1, 2016	705	760	0.5
5.00%, July 1, 2019	600	708	0.5
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, July 1, 2018	300	346	0.3
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, December 1, 2027[1]	500	543	0.4
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 0.94%, December 1, 2029[1]	500	508	0.4
State of California, G.O. General Fund Ref. Bonds:
5.00%, February 1, 2018	1,000	1,135	0.8
5.00%, February 1, 2019	650	756	0.5
State of California, G.O. General Fund Ref. Notes:
5.00%, April 1, 2015	500	510	0.4
5.00%, December 1, 2019	900	1,067	0.8
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, June 1, 2015	250	257	0.2
State of California, G.O. Misc. Rev. Ref. Bonds, 4.00%, September 1, 2017	500	548	0.4

See Notes to Financial Statements

55

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
California - continued
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, April 1, 2018	$500	$554	0.4%
5.00%, June 1, 2015	200	206	0.1
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.80%, May 1, 2017[1]	400	404	0.3
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, September 1, 2018	570	637	0.5
5.50%, April 1, 2019	2,050	2,437	1.8
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, September 1, 2020	500	589	0.4
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, April 1, 2016	340	356	0.3
4.00%, April 1, 2017	350	375	0.3
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, September 1, 2019	525	607	0.4
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, January 1, 2015	100	101	0.1
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, January 1, 2018	250	275	0.2
5.00%, January 1, 2017	300	329	0.2
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, May 15, 2016	350	376	0.3
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, May 15, 2016	200	215	0.2
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, January 1, 2018	300	331	0.2
		109,686	79.3

Colorado - 0.3%
City & County of Denver, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, November 15, 2017	300	338	0.3
		338	0.3

Florida - 1.1%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, June 1, 2019	100	115	0.1
5.00%, June 1, 2020	600	703	0.5
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, July 1, 2016	600	646	0.5
		1,464	1.1

Guam - 0.2%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, January 1, 2017	300	325	0.2
		325	0.2

Illinois - 0.4%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, December 1, 2017	500	566	0.4
		566	0.4

See Notes to Financial Statements

56

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Bonds & notes - continued	Principal amount (000)	Market value (000)	Percent of net assets
Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, December 1, 2028	$155	$168	0.1%
		168	0.1

Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.48%, January 1, 2018[1]	175	176	0.1
		176	0.1

Mississippi - 0.3%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, March 1, 2034[1]	465	472	0.3
		472	0.3

Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.05%, October 1, 2022[1]	600	603	0.4
		603	0.4

Puerto Rico - 1.0%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, October 1, 2018	800	844	0.6
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, October 1, 2016	200	207	0.2
5.00%, October 1, 2017	250	262	0.2
		1,313	1.0

U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, October 1, 2019	800	925	0.7
		925	0.7

Total bonds & notes (cost: $114,184,000)		116,036	83.9

Short-term securities - 15.3%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.06%, September 1, 2038[1]	1,720	1,720	1.2
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.06%, November 1, 2026[1]	2,700	2,700	2.0
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.08%, August 15, 2027[1]	2,600	2,600	1.9
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.05%, September 2, 2029[1]	3,800	3,800	2.7
City of Irvine California, Special Assessment Ref. Bonds, 0.05%, September 2, 2050[1,2]	3,500	3,500	2.5
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.06%, September 1, 2051[1]	3,543	3,543	2.6

See Notes to Financial Statements

57

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Short-term securities - continued	Principal amount (000)	Market value (000)	Percent of net assets
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub- Series B-6, 0.06%, July 1, 2034[1]	$3,300	$3,300	2.4%

Total short-term securities (cost: $21,163,000)		21,163	15.3
Total investment securities (cost: $135,347,000)		137,199	99.2
Other assets less liabilities		1,107	0.8

Net assets		$138,306	100.0%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate market value of these securities amounted to $3,500,000, representing 2.53% of net assets.

Key to abbreviations

Agcy. = Agency

AGM = Assured Guaranty Municipal Corporation

Auth. = Authority

BAM = Build America Mutual Assurance Company

CA Mtg. Ins. = California Mortgage Insurance

Certs. of Part. = Certificates of Participation

COLL = Collateral

Comm. = Community

Comms. = Communities

Corp. = Corporation

Corps. = Corporations

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Educ. = Educational

Facs. = Facilities

FGIC = Financial Guaranty Insurance Company

Fin. = Finance

Fncg. = Financing

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

G.O. = General Obligation

GTD = Guaranteed

Imps. = Improvements

Ind. = Industrial

Loc. = Local

Mgmt. = Management

Misc. = Miscellaneous

Muni. = Municipal

NATL-RE = National Reinsurance

Prop. = Property

Redev. = Redevelopment

See Notes to Financial Statements

58

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2014

Ref. = Refunding

Res. = Resource

Ress. = Resources

Rev. = Revenue

Trans. = Transportation

Univ. = University

Util. = Utility

See Notes to Financial Statements

59

Capital Group Core Bond Fund

October 31, 2014

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
60

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - 95.4%	Principal amount (000)	Market value (000)	Percent of net assets
U.S. government & government agency bonds & notes - 53.0%
Fannie Mae:
0.375%, July 5, 2016	$1,000	$998	0.3%
1.25%, September 28, 2016	1,000	1,015	0.3
1.25%, January 30, 2017	1,445	1,462	0.5
1.00%, November 15, 2017	4,645	4,639	1.5
0.875%, May 21, 2018	500	493	0.2
1.75%, September 12, 2019	1,545	1,545	0.5
2.625%, September 6, 2024	1,990	1,985	0.6
Federal Home Loan Banks:
1.00%, June 21, 2017	600	603	0.2
1.875%, March 13, 2020	2,910	2,899	0.9
Freddie Mac:
0.75%, November 25, 2014	1,025	1,025	0.3
0.50%, August 28, 2015	2,500	2,507	0.8
4.75%, January 19, 2016	2,000	2,108	0.7
2.50%, May 27, 2016	1,000	1,032	0.3
1.00%, June 29, 2017	500	502	0.2
4.875%, June 13, 2018	500	563	0.2
U.S. Treasury Bonds, 7.625%, February 15, 2025	750	1,114	0.4
U.S. Treasury Inflation Indexed Bonds:
2.00%, January 15, 2026	599	693	0.2
1.375%, February 15, 2044	3,343	3,686	1.2
U.S. Treasury Inflation Indexed Notes:
0.125%, April 15, 2016	4,046	4,093	1.3
2.375%, January 15, 2017	389	416	0.1
0.125%, April 15, 2018	1,029	1,042	0.3
0.125%, April 15, 2019	508	512	0.2
0.375%, July 15, 2023	511	511	0.2
U.S. Treasury Notes:
4.00%, February 15, 2015	2,575	2,604	0.8
1.25%, September 30, 2015	500	505	0.2
4.50%, February 15, 2016	500	527	0.2
2.625%, February 29, 2016	6,075	6,267	2.0
0.50%, June 15, 2016	14,495	14,532	4.7
1.50%, July 31, 2016	3,650	3,719	1.2
0.625%, August 15, 2016	1,000	1,004	0.3
1.00%, September 30, 2016	1,000	1,010	0.3
4.625%, February 15, 2017	4,000	4,361	1.4
1.00%, March 31, 2017	1,000	1,007	0.3
0.875%, April 30, 2017	1,000	1,003	0.3
4.50%, May 15, 2017	18,960	20,739	6.7
8.75%, May 15, 2017	490	588	0.2
0.875%, July 15, 2017	1,000	1,002	0.3
1.875%, August 31, 2017	8,430	8,661	2.8
0.75%, March 31, 2018	500	493	0.2
3.875%, May 15, 2018	1,000	1,093	0.4
1.375%, June 30, 2018	250	251	0.1
4.00%, August 15, 2018	4,000	4,405	1.4
1.25%, October 31, 2018	500	498	0.2
1.50%, December 31, 2018	3,855	3,867	1.3
1.625%, March 31, 2019	1,000	1,005	0.3
1.25%, April 30, 2019	500	494	0.2
1.50%, May 31, 2019	2,750	2,745	0.9

See Notes to Financial Statements

61

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
U.S. government & government agency bonds & notes - continued
1.625%, June 30, 2019	$9,265	$9,296	3.0%
1.625%, July 31, 2019	1,000	1,002	0.3
1.625%, August 31, 2019	750	751	0.2
1.00%, September 30, 2019	500	485	0.2
1.75%, September 30, 2019	4,000	4,027	1.3
1.50%, October 31, 2019	2,000	1,989	0.6
1.375%, May 31, 2020	1,000	978	0.3
2.00%, November 30, 2020	1,000	1,005	0.3
2.25%, March 31, 2021	7,635	7,764	2.5
3.125%, May 15, 2021	2,000	2,141	0.7
2.00%, February 15, 2023	2,000	1,971	0.6
1.75%, May 15, 2023	1,000	963	0.3
2.50%, August 15, 2023	1,050	1,071	0.3
2.75%, November 15, 2023	2,250	2,340	0.8
2.75%, February 15, 2024	5,000	5,193	1.7
2.50%, May 15, 2024	5,375	5,461	1.8

Total U.S. government & government agency bonds & notes		164,260	53.0

Mortgage-backed obligations - 13.6%

Federal agency mortgage-backed obligations - 7.3%
Fannie Mae:
4.50%, July 1, 2019	82	87	—
4.50%, March 1, 2020	425	448	0.1
2.717%, February 25, 2022	500	505	0.2
3.50%, October 1, 2025	4,507	4,769	1.5
2.50%, November 1, 2027	1,162	1,185	0.4
5.50%, April 25, 2037	85	94	—
5.50%, September 1, 2038	958	1,067	0.3
5.00%, June 1, 2041	1,289	1,434	0.5
5.00%, August 1, 2041	343	381	0.1
3.163%, September 1, 2041[1]	212	222	0.1
4.00%, December 1, 2044 TBA	2,565	2,723	0.9
4.50%, December 1, 2044 TBA	3,525	3,815	1.2
6.00%, December 1, 2044 TBA	250	283	0.1
Freddie Mac:
1.873%, January 25, 2018	219	222	0.1
2.699%, May 25, 2018	790	820	0.3
3.034%, October 25, 2020[1]	495	516	0.2
3.974%, January 25, 2021[1]	524	573	0.2
2.373%, May 25, 2022	500	495	0.2
6.00%, February 15, 2037	54	60	—
Ginnie Mae:
4.50%, January 20, 2040	143	157	0.1
0.992%, July 20, 2062[1]	748	758	0.2
5.075%, February 20, 2064	344	372	0.1
6.64%, July 20, 2064	1,439	1,582	0.5
		22,568	7.3

Commercial mortgage-backed securities - 6.3%
Commercial Mortgage Pass-Through Certificates:
5.467%, September 15, 2039	1,295	1,375	0.4

See Notes to Financial Statements

62

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Mortgage-backed obligations - continued
Commercial mortgage-backed securities - continued
5.695%, September 15, 2040[1]	$720	$786	0.2%
Commercial Mortgage Trust, 5.292%, December 10, 2046	356	384	0.1
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, July 10, 2044	750	776	0.2
3.742%, November 10, 2046	1,525	1,572	0.5
Fannie Mae Aces, 1.4513%, February 25, 2018	1,050	1,050	0.3
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.152%, February 25, 2024[1]	236	234	0.1
Greenwich Capital Commercial Funding Corp., 5.444%, March 10, 2039	350	377	0.1
GS Mortgage Securities Trust, 1.468%, August 10, 2044	169	169	0.1
Hilton USA Trust, Series 144A:[2]
2.662%, November 5, 2030	480	484	0.2
3.367%, November 5, 2030	725	733	0.2
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.6727%, February 15, 2046[2]	348	361	0.1
JPMorgan Chase Commercial Mortgage Securities Trust:
4.895%, September 12, 2037	500	507	0.2
5.44%, May 15, 2045	650	693	0.2
5.703%, February 12, 2049[1]	650	708	0.2
5.85%, February 15, 2051[1]	347	382	0.1
LB-UBS Commercial Mortgage Trust:
5.387%, February 15, 2040	624	676	0.2
5.493%, February 15, 2040[1]	680	722	0.2
5.858%, July 15, 2044[1]	313	345	0.1
6.163%, September 15, 2045[1]	500	562	0.2
Merrill Lynch Mortgage Trust, 5.8351%, June 12, 2050[1]	730	802	0.3
ML-CFC Commercial Mortgage Trust, 5.8821%, August 12, 2049[1]	550	604	0.2
Morgan Stanley Capital I Trust:
5.207%, November 14, 2042[1]	325	333	0.1
5.319%, December 15, 2043	446	479	0.2
Wachovia Bank Commercial Mortgage Trust:
5.118%, July 15, 2042[1]	970	986	0.3
5.342%, December 15, 2043	1,650	1,781	0.6
5.466%, January 15, 2045[1]	510	535	0.2
5.591%, April 15, 2047[1]	510	549	0.2
5.716%, June 15, 2049[1]	725	787	0.3
		19,752	6.3

Total mortgage-backed obligations		42,320	13.6

Corporate bonds & notes - 22.2%

Banks - 3.5%
Bank of America Corp.:
2.60%, January 15, 2019	715	722	0.2
3.30%, January 11, 2023	165	164	0.1
4.00%, April 1, 2024	780	807	0.3
Barclays Bank PLC, 2.50%, February 20, 2019	1,100	1,110	0.4
BB&T Corp., 2.05%, June 19, 2018	670	675	0.2
BNP Paribas SA, 0.7146%, March 17, 2017[1]	520	521	0.2
Citigroup, Inc., 4.587%, December 15, 2015	18	19	—

See Notes to Financial Statements

63

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Banks - continued
JP Morgan Chase & Co.:
3.40%, June 24, 2015	$120	$122	—%
2.20%, October 22, 2019	1,105	1,093	0.3
3.20%, January 25, 2023	125	124	—
3.625%, May 13, 2024	620	628	0.2
Morgan Stanley:
2.125%, April 25, 2018	300	301	0.1
3.70%, October 23, 2024	440	441	0.1
Regions Financial Corp., 2.00%, May 15, 2018	500	496	0.2
The Bank of New York Mellon Corp., 2.10%, January 15, 2019	500	500	0.2
The Goldman Sachs Group, Inc.:
2.55%, October 23, 2019	510	507	0.2
3.625%, January 22, 2023	350	351	0.1
3.85%, July 8, 2024	690	698	0.2
The Royal Bank of Scotland PLC, 4.375%, March 16, 2016	700	731	0.2
UBS AG/Stamford CT, 3.875%, January 15, 2015	275	277	0.1
Wells Fargo & Co., 3.30%, September 9, 2024	700	699	0.2
		10,986	3.5

Electric - 2.8%
Appalachian Power Co., Series S, 3.40%, May 24, 2015	250	254	0.1
CMS Energy Corp., 3.875%, March 1, 2024	400	414	0.1
Duke Energy Corp.:
3.95%, October 15, 2023	165	174	0.1
3.75%, April 15, 2024	750	780	0.2
Entergy Louisiana LLC, 1.875%, December 15, 2014	350	350	0.1
Midamerican Energy Holdings Co., 5.75%, April 1, 2018	300	340	0.1
Northern States Power Co., 2.60%, May 15, 2023	500	489	0.2
Pacific Gas & Electric Co., 2.45%, August 15, 2022	300	288	0.1
PacifiCorp, 5.65%, July 15, 2018	755	862	0.3
Progress Energy, Inc., 7.05%, March 15, 2019	930	1,112	0.4
PSEG Power LLC, 2.75%, September 15, 2016	250	258	0.1
Public Service Co. of Colorado, 3.20%, November 15, 2020	300	315	0.1
Southern California Edison Co., 1.125%, May 1, 2017	430	430	0.1
Tampa Electric Co., 2.60%, September 15, 2022	350	343	0.1
Virginia Electric and Power Co.:
5.40%, April 30, 2018	621	699	0.2
2.95%, January 15, 2022	300	306	0.1
3.45%, February 15, 2024	1,075	1,106	0.4
		8,520	2.8

Pipelines - 1.6%
Enbridge, Inc.:
5.60%, April 1, 2017	790	867	0.3
4.00%, October 1, 2023	505	524	0.2
Enterprise Products Operating LLC:
3.90%, February 15, 2024	780	804	0.2
3.75%, February 15, 2025	345	347	0.1
Kinder Morgan Energy Partners LP:
3.95%, September 1, 2022	310	310	0.1

See Notes to Financial Statements

64

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Pipelines - continued
4.25%, September 1, 2024	$430	$429	0.1%
Spectra Energy Partners LP, 2.95%, September 25, 2018	500	517	0.2
TransCanada PipeLines Ltd., 3.40%, June 1, 2015	190	193	0.1
Williams Partners LP:
3.80%, February 15, 2015	300	302	0.1
4.50%, November 15, 2023	495	521	0.2
		4,814	1.6

Oil & gas - 1.5%
Anadarko Petroleum Corp., 6.375%, September 15, 2017	250	282	0.1
Canadian Natural Resources Ltd., 1.45%, November 14, 2014	300	300	0.1
Chevron Corp.:
0.889%, June 24, 2016	500	503	0.1
1.718%, June 24, 2018	430	434	0.1
Devon Energy Corp.:
2.25%, December 15, 2018	225	226	0.1
3.25%, May 15, 2022	200	199	0.1
Exxon Mobil Corp., 0.3841%, March 15, 2019[1]	1,115	1,118	0.3
Husky Energy, Inc., 7.25%, December 15, 2019	250	303	0.1
Phillips 66, 4.30%, April 1, 2022	290	311	0.1
Statoil ASA, 2.45%, January 17, 2023	540	519	0.2
Total Capital International SA, 2.875%, February 17, 2022	230	230	0.1
Woodside Finance Ltd., Series 144A, 4.60%, May 10, 2021[2]	185	201	0.1
		4,626	1.5

Insurance - 1.4%
ACE INA Holdings, Inc., 3.35%, May 15, 2024	760	769	0.2
American International Group, Inc.:
2.30%, July 16, 2019	495	498	0.2
4.125%, February 15, 2024	360	380	0.1
Berkshire Hathaway, 2.00%, August 15, 2018	750	756	0.2
Prudential Financial, Inc.:
1.014%, August 15, 2018[1]	570	576	0.2
2.30%, August 15, 2018	350	354	0.1
QBE Insurance Group Ltd., Series 144A, 2.40%, May 1, 2018[2]	1,125	1,126	0.4
		4,459	1.4

Diversified financial services - 1.2%
American Express Co., 0.8249%, May 22, 2018[1]	500	503	0.1
Ford Motor Credit Co. LLC, 4.375%, August 6, 2023	500	531	0.2
General Electric Capital Corp.:
2.45%, March 15, 2017	565	582	0.2
2.30%, April 27, 2017	250	257	0.1
3.10%, January 9, 2023	200	201	0.1
Intercontinental Exchange, Inc., 4.00%, October 15, 2023	970	1,018	0.3
National Rural Utilities Cooperative Finance Corp., 1.00%, February 2, 2015	733	734	0.2
		3,826	1.2

See Notes to Financial Statements

65

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Telecommunications - 1.2%
AT&T, Inc.:
0.90%, February 12, 2016	$200	$200	0.1%
2.40%, August 15, 2016	200	205	0.1
Deutsche Telekom International Finance BV, Series 144A, 2.25%, March 6, 2017[2]	500	511	0.2
Verizon Communications, Inc.:
5.15%, September 15, 2023	940	1,053	0.3
3.50%, November 1, 2024	1,150	1,134	0.4
4.40%, November 1, 2034	500	490	0.1
		3,593	1.2

Pharmaceuticals - 1.1%
Abbvie, Inc., 2.90%, November 6, 2022	175	171	0.1
Eli Lilly & Co., 1.95%, March 15, 2019	660	663	0.2
GlaxoSmithKline Capital PLC, 0.75%, May 8, 2015	440	441	0.1
Mckesson Corp.:
0.95%, December 4, 2015	45	45	—
3.25%, March 1, 2016	310	319	0.1
Merck & Co., Inc.:
1.10%, January 31, 2018	250	248	0.1
2.80%, May 18, 2023	250	247	0.1
Novartis Capital Corp., 3.40%, May 6, 2024	515	530	0.2
Novartis Securities Investment Ltd., 5.125%, February 10, 2019	300	339	0.1
Pfizer, Inc., 0.5341%, June 15, 2018[1]	500	502	0.1
		3,505	1.1

Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.125%, January 15, 2015	300	302	0.1
Pernod-Ricard SA, Series 144A, 2.95%, January 15, 2017[2]	800	825	0.3
SABMiller Holdings, Inc., Series 144A, 2.45%, January 15, 2017[2]	745	762	0.2
The Coca-Cola Co.:
1.50%, November 15, 2015	350	354	0.1
3.20%, November 1, 2023	850	863	0.3
		3,106	1.0

Healthcare-services - 0.9%
Aetna, Inc., 1.50%, November 15, 2017	350	350	0.1
Roche Holdings, Inc., Series 144A, 2.875%, September 29, 2021[2]	1,250	1,264	0.4
UnitedHealth Group, Inc.:
1.40%, October 15, 2017	250	251	0.1
2.75%, February 15, 2023	285	278	0.1
WellPoint, Inc.:
2.30%, July 15, 2018	285	288	0.1
4.35%, August 15, 2020	300	327	0.1
		2,758	0.9

Media - 0.9%
21st Century Fox America, Inc., 4.50%, February 15, 2021	350	383	0.1
CBS Corp., 1.95%, July 1, 2017	200	203	0.1
Comcast Corp.:

See Notes to Financial Statements

66

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Media - continued
5.85%, November 15, 2015	$300	$316	0.1%
5.70%, May 15, 2018	300	341	0.1
NBCUniversal Media LLC, 5.15%, April 30, 2020	350	399	0.2
The Walt Disney Co., 5.50%, March 15, 2019	300	344	0.1
Time Warner, Inc., 5.875%, November 15, 2016	300	328	0.1
Viacom, Inc., 2.50%, September 1, 2018	350	356	0.1
		2,670	0.9

REITS - 0.8%
Corporate Office Properties LP, 5.25%, February 15, 2024	225	242	0.1
DCT Industrial Operating Partnership LP, 4.50%, October 15, 2023	500	515	0.2
ERP Operating LP, 4.625%, December 15, 2021	350	384	0.1
Kimco Realty Corp., 5.584%, November 23, 2015	325	341	0.1
Prologis LP, 2.75%, February 15, 2019	360	366	0.1
Simon Property Group LP, 4.20%, February 1, 2015	300	300	0.1
UDR, Inc., 3.70%, October 1, 2020	400	415	0.1
		2,563	0.8

Retail - 0.5%
CVS Health Corp., 4.00%, December 5, 2023	200	210	0.1
Starbucks Corp., 2.00%, December 5, 2018	190	191	0.1
Target Corp., 6.00%, January 15, 2018	350	398	0.1
The Home Depot, Inc., 4.40%, April 1, 2021	350	391	0.1
Wal-Mart Stores, Inc., 5.80%, February 15, 2018	300	341	0.1
		1,531	0.5

Real Estate - 0.4%
American Campus Communities Operating Partnership LP:
3.75%, April 15, 2023	300	298	0.1
4.125%, July 1, 2024	400	406	0.1
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A, 2.375%, November 5, 2019[2]	100	100	—
WEA Finance LLC, Series 144A, 2.70%, September 17, 2019[2]	475	479	0.2
		1,283	0.4

Biotechnology - 0.4%
Amgen, Inc., 1.875%, November 15, 2014	250	250	0.1
Celgene Corp., 3.625%, May 15, 2024	155	157	0.1
Gilead Sciences, Inc.:
2.40%, December 1, 2014	100	100	—
3.05%, December 1, 2016	80	83	—
4.40%, December 1, 2021	550	603	0.2
		1,193	0.4

Agriculture - 0.3%
Altria Group, Inc.:
2.85%, August 9, 2022	250	243	0.1
2.95%, May 2, 2023	200	193	0.1

See Notes to Financial Statements

67

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Agriculture - continued
4.00%, January 31, 2024	$580	$601	0.1%
		1,037	0.3

Cosmetics/Personal Care - 0.3%
The Procter & Gamble Co., 1.80%, November 15, 2015	790	802	0.3
		802	0.3

Iron/Steel - 0.3%
Glencore Funding LLC, Series 144A, 1.5906%, January 15, 2019[1,2]	750	762	0.3
		762	0.3

Software - 0.2%
Oracle Corp.:
1.20%, October 15, 2017	250	249	0.1
2.375%, January 15, 2019	500	509	0.1
		758	0.2

Chemicals - 0.2%
Ecolab, Inc., 3.00%, December 8, 2016	180	187	—
Ei Du Pont De Nemours & Co., 2.80%, February 15, 2023	350	343	0.1
The Dow Chemical Co., 4.125%, November 15, 2021	207	219	0.1
		749	0.2

Environmental Control - 0.2%
Republic Services, Inc., 5.00%, March 1, 2020	350	390	0.1
Waste Management, Inc., 4.60%, March 1, 2021	300	332	0.1
		722	0.2

Aerospace/Defense - 0.2%
Airbus Finance BV, Series 144A, 2.70%, April 17, 2023[2]	300	294	0.1
The Boeing Co., 0.95%, May 15, 2018	350	342	0.1
		636	0.2

Auto Manufacturers - 0.2%
Daimler Finance North America LLC, Series 144A, 1.0924%, August 1, 2018[1,2]	350	356	0.1
Toyota Motor Credit Corp., 1.75%, May 22, 2017	250	254	0.1
		610	0.2

Mining - 0.2%
BHP Billiton Finance USA Ltd., 1.125%, November 21, 2014	300	300	0.1
Teck Resources Ltd., 3.15%, January 15, 2017	260	268	0.1
		568	0.2

Transportation - 0.2%
Burlington Northern Santa Fe LLC, 3.00%, March 15, 2023	150	148	0.1
Canadian National Railway Co.:
5.55%, May 15, 2018	50	56	—

See Notes to Financial Statements

68

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Corporate bonds & notes - continued
Transportation - continued
2.85%, December 15, 2021	$200	$204	0.1%
CSX Corp., 3.40%, August 1, 2024	145	146	—
		554	0.2

Miscellaneous manufacturing - 0.2%
Danaher Corp., 2.30%, June 23, 2016	200	205	0.1
General Electric Co., 2.70%, October 9, 2022	300	297	0.1
		502	0.2

Computers - 0.1%
International Business Machines Corp., 5.70%, September 14, 2017	350	394	0.1
		394	0.1

Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, November 1, 2017	350	350	0.1
		350	0.1

Food - 0.1%
ConAgra Foods, Inc., 1.90%, January 25, 2018	350	349	0.1
		349	0.1

Healthcare-products - 0.1%
Medtronic, Inc., 3.625%, March 15, 2024	300	304	0.1
		304	0.1

Office/Business Equip - 0.1%
Xerox Corp., 2.95%, March 15, 2017	250	259	0.1
		259	0.1

Total corporate bonds & notes		68,789	22.2

Municipals - 2.7%
City Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A (AGM Insured), 5.00%, April 1, 2016	50	50	—
City Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A (Assured GTY Insured), 5.00%, April 1, 2022	50	52	—
City Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, April 1, 2018	700	700	0.2
County of Harris, Highway Tolls Rev. Ref. Bonds, 1.061%, August 15, 2016	1,000	1,006	0.3
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, July 1, 2020	3,000	3,034	1.0
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, December 15, 2016	2,350	2,363	0.8
1.758%, December 15, 2018	350	344	0.1
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, April 1, 2015	300	304	0.1
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, August 15, 2015	500	509	0.2

Total municipals		8,362	2.7

See Notes to Financial Statements

69

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

Bonds, notes & other debt investments - continued	Principal amount (000)	Market value (000)	Percent of net assets
Government & government agency bonds & notes outside the U.S. - 0.5%
Sovereign - 0.5%
Province of Manitoba Canada, 3.05%, May 14, 2024	$200	$205	0.1%
Province of Ontario Canada, 3.20%, May 16, 2024	500	515	0.1
Ukraine Government AID Bonds, 1.844%, May 16, 2019	875	880	0.3
		1,600	0.5

Total government & government agency bonds & notes outside the U.S.		1,600	0.5

Asset-backed obligations - 3.4%
AEP Texas Central Transition Fndg II. LLC, 5.09%, July 1, 2017	24	24	—
AmeriCredit Automobile Receivables Trust:
0.57%, July 10, 2017	622	622	0.2
1.15%, June 10, 2019	355	355	0.1
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, September 20, 2019	1,000	1,000	0.3
2.97%, February 20, 2020	1,340	1,371	0.4
2.50%, February 20, 2021	770	770	0.2
CarMax Auto Owner Trust, 1.16%, June 17, 2019	500	501	0.2
Chesapeake Funding LLC, Series 144A, 0.573%, March 7, 2026[1,2]	200	200	0.1
Discover Card Execution Note Trust, 2.12%, December 15, 2021	655	659	0.2
Enterprise Fleet Financing LLC, Series 144A, 1.05%, March 20, 2020[2]	800	801	0.3
Ford Credit Auto Lease Trust, 1.10%, November 15, 2017	165	166	0.1
Ford Credit Auto Owner Trust, Series 144A, 2.26%, November 15, 2025[2]	705	710	0.2
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.552%, April 10, 2028	575	575	0.2
0.902%, April 10, 2028	300	300	0.1
Hertz Vehicle Financing LLC, Series 144A, 1.12%, August 25, 2017[2]	1,600	1,602	0.5
Santander Drive Auto Receivables Trust, 0.87%, January 16, 2018	310	311	0.1
Trade MAPS 1 Ltd., Series 144A:[1,2]
0.852%, December 10, 2018	430	430	0.1
1.402%, December 10, 2018	250	250	0.1

Total asset-backed obligations		10,647	3.4

Total bonds, notes & other debt investments (cost: $292,463,000)		295,978	95.4

Short-term securities - 6.5%
Abbot Laboratories, 0.10%, December 22, 2014[3]	3,500	3,500	1.1
General Electric Co., 0.06%, November 3, 2014[3]	5,700	5,700	1.8
Private Export Funding Corp., 0.14%, January 20, 2015[3]	3,000	2,999	1.0
Fannie Mae, 0.05%, January 20, 2015[3]	3,000	3,000	1.0
Federal Home Loan Bank, 0.04%, December 17, 2014[3]	5,000	5,000	1.6

Total short-term securities (cost: $20,198,000)		20,199	6.5
Total investment securities (cost: $312,661,000)		316,177	101.9
Other assets less liabilities		(5,932)	(1.9)

Net assets		$310,245	100.0%

See Notes to Financial Statements

70

Capital Group Core Bond Fund

Schedule of investments

October 31, 2014

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2014.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate market value of these securities amounted to $18,614,446, representing 6.00% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

AGM = Assured Guaranty Municipal Corporation

Co. = Company

Corp. = Corporation

Fndg. = Funding

G.O. = General Obligation

GTY = Guaranty

Imps. = Improvements

Inc. = Incorporated

Ltd. = Limited

Misc. = Miscellaneous

Prop. = Property

Ref. = Refunding

REITS = Real Estate Investment Trusts

Rev. = Revenue

TBA = To be announced

Univ. = University

See Notes to Financial Statements

71

Capital Group Global Equity Fund

October 31, 2014

Investment portfolio – sector diversification

* Other includes short-term securities and other assets less liabilities

72

Capital Group Global Equity Fund

October 31, 2014

Investment portfolio - country diversification

Country	(percent of net assets)
United States	47.6%
Britain	8.1
Japan	8.0
France	5.0
Switzerland	4.6
Germany	3.8
Hong Kong	2.5
Singapore	2.1
Denmark	1.6
Ireland	1.5
Canada	1.3
Netherlands	1.2
Finland	1.1
Australia	0.9
Sweden	0.9
India	0.8
Luxembourg	0.7
Spain	0.6
South Korea	0.5
China	0.2
Macau	0.2
Bermuda	0.1
Short-term securities & other assets less liabilities	6.7
73

Capital Group Global Equity Fund

Schedule of investments
October 31, 2014

Common Stocks - 93.3%	Shares	Market value (000)	Percent of net assets
Industrials - 17.5%
Eaton Corp. PLC	98,400	$6,730	1.3%
Nielsen NV	152,900	6,497	1.3
SMC Corp.	21,800	6,030	1.2
The Boeing Co.	45,100	5,633	1.1
FANUC Corp.	32,600	5,549	1.1
Siemens AG	44,858	5,054	1.0
United Technologies Corp.	45,000	4,815	0.9
Iron Mountain, Inc.	119,995	4,328	0.8
Danaher Corp.	49,400	3,972	0.8
Norfolk Southern Corp.	34,600	3,828	0.8
Caterpillar, Inc.	32,900	3,336	0.7
Assa Abloy AB, Class B	62,609	3,316	0.7
Zodiac Aerospace	107,984	3,293	0.6
Towers Watson & Co., Class A	27,125	2,992	0.6
Hexcel Corp.[1]	69,300	2,903	0.6
Schneider Electric SE	36,717	2,893	0.6
IDEX Corp.	33,500	2,510	0.5
B/E Aerospace, Inc.[1]	30,200	2,248	0.4
Jardine Matheson Holdings Ltd.	36,000	2,156	0.4
China Everbright International Ltd.	1,533,080	2,131	0.4
Waste Connections, Inc.	39,600	1,976	0.4
3M Co.	8,530	1,312	0.3
AA PLC[1]	234,500	1,256	0.2
Safran SA	19,420	1,229	0.2
Meggitt PLC	168,009	1,212	0.2
DKSH Holding Ltd.	16,262	1,200	0.2
Illinois Tool Works, Inc.	3,700	337	0.1
FedEx Corp.	1,600	268	0.1
		89,004	17.5

Health Care - 16.2%
Gilead Sciences, Inc.[1]	134,255	15,036	2.9
Novo Nordisk A/S, Class B	175,091	7,921	1.6
Bristol-Myers Squibb Co.	118,450	6,893	1.3
Express Scripts Holding Co.[1]	86,800	6,668	1.3
Bayer AG	46,604	6,626	1.3
Seattle Genetics, Inc.[1]	151,600	5,559	1.1
AstraZeneca PLC	74,020	5,380	1.1
Roche Holding AG	16,603	4,895	1.0
Novartis AG	45,595	4,232	0.8
Cerner Corp.[1]	66,600	4,218	0.8
AbbVie, Inc.	53,400	3,389	0.7
UnitedHealth Group, Inc.	23,500	2,233	0.4
AmerisourceBergen Corp.	24,700	2,110	0.4
Essilor International SA	18,610	2,055	0.4
Sysmex Corp.	46,800	1,964	0.4
St. Jude Medical, Inc.	29,000	1,861	0.4
Incyte Corp.[1]	16,000	1,073	0.2
DaVita HealthCare Partners, Inc.[1]	4,800	375	0.1
		82,488	16.2

See Notes to Financial Statements

74

Capital Group Global Equity Fund

Schedule of investments
October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Information Technology - 15.6%
Keyence Corp.	17,300	$8,083	1.6%
VeriSign, Inc.[1]	119,110	7,118	1.4
Avago Technologies Ltd.	59,500	5,132	1.0
ASML Holding NV	46,916	4,671	0.9
Apple, Inc.	40,265	4,349	0.8
Hamamatsu Photonics K.K.	90,700	4,054	0.8
Visa, Inc., A Shares	16,700	4,032	0.8
Google, Inc., Class A1	6,470	3,674	0.7
Google, Inc., Class C1	6,510	3,640	0.7
Jack Henry & Associates, Inc.	60,300	3,607	0.7
Automatic Data Processing, Inc.	41,600	3,402	0.7
Texas Instruments, Inc.	66,115	3,283	0.6
Microsoft Corp.	55,700	2,615	0.5
Samsung Electronics Co. Ltd. (GDR)	5,294	2,435	0.5
Murata Manufacturing Co. Ltd.	21,400	2,325	0.5
QUALCOMM, Inc.	28,800	2,261	0.4
Jabil Circuit, Inc.	97,700	2,047	0.4
Infosys Ltd. (ADR)	28,385	1,898	0.4
Broadcom Corp., Class A	44,600	1,868	0.4
Trend Micro, Inc.	56,100	1,835	0.4
Oracle Corp.	63,900	2,474	0.4
Hitachi Ltd.	204,000	1,560	0.3
Xilinx, Inc.	33,800	1,503	0.3
Accenture PLC, Class A	12,800	1,038	0.2
Gemalto NV	7,558	578	0.1
KLA-Tencor Corp.	3,400	269	0.1
		79,751	15.6

Financials - 14.6%
The Goldman Sachs Group, Inc.	41,100	7,809	1.5
AIA Group Ltd.	1,341,400	7,481	1.5
American Tower Corp.	61,000	5,947	1.2
Sampo OYJ, A Shares	121,978	5,834	1.1
CME Group, Inc.	64,700	5,422	1.1
Marsh & McLennan Cos., Inc.	74,600	4,056	0.8
BNP Paribas SA	60,616	3,809	0.7
Wells Fargo & Co.	68,080	3,614	0.7
DBS Group Holdings Ltd.	240,475	3,459	0.7
Lloyds Banking Group PLC[1]	2,738,100	3,378	0.7
JPMorgan Chase & Co.	52,300	3,163	0.6
ACE Ltd.	23,100	2,525	0.5
Deutsche Wohnen AG	107,888	2,431	0.5
HDFC Bank Ltd. (ADR)	41,500	2,176	0.4
CaixaBank SA	390,058	2,127	0.4
Aon PLC	19,600	1,686	0.3
Aberdeen Asset Management PLC	191,525	1,330	0.3
Svenska Handelsbanken AB, A Shares	25,301	1,206	0.2
Bank of China Ltd., Class H	2,445,300	1,170	0.2
HSBC Holdings PLC	98,889	1,012	0.2
Julius Baer Group Ltd.[1]	22,720	994	0.2
The PNC Financial Services Group, Inc.	8,800	760	0.2
PacWest Bancorp	14,300	610	0.1
BOC Hong Kong Holdings Ltd.	171,500	572	0.1

See Notes to Financial Statements

75

Capital Group Global Equity Fund

Schedule of investments
October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Financials - continued
Standard Chartered PLC	34,318	$516	0.1%
The Progressive Corp.	15,750	416	0.1
The Charles Schwab Corp.	13,880	398	0.1
UBS AG1	21,927	378	0.1
Sun Hung Kai Properties Ltd.	13,000	194	—
		74,473	14.6

Consumer Discretionary - 11.5%
Comcast Corp., Class A	142,500	7,887	1.6
Newell Rubbermaid, Inc.	192,200	6,406	1.3
Liberty Global PLC, Class A1	95,730	4,353	0.9
Cie Financiere Richemont SA	51,622	4,343	0.9
SES SA	106,391	3,673	0.7
The Home Depot, Inc.	36,800	3,589	0.7
Royal Caribbean Cruises Ltd.	49,000	3,331	0.7
Sirius XM Holdings, Inc.[1]	937,700	3,216	0.6
Scripps Networks Interactive, Inc., Class A	39,300	3,036	0.6
Delphi Automotive PLC	39,600	2,732	0.5
Starbucks Corp.	32,600	2,463	0.5
Denso Corp.	50,400	2,247	0.4
Bayerische Motoren Werke AG	20,357	2,177	0.4
Daimler AG	27,134	2,109	0.4
ElringKlinger AG	40,758	1,244	0.2
Home Retail Group PLC	388,600	1,139	0.2
Inditex SA	33,110	930	0.2
Wynn Macau Ltd.	244,400	881	0.2
Carnival Corp.	17,800	715	0.1
Nordstrom, Inc.	9,300	675	0.1
Signet Jewelers Ltd.	5,600	672	0.1
The Walt Disney Co.	4,500	411	0.1
Liberty Global PLC, Series C1	5,100	227	0.1
		58,456	11.5

Consumer Staples - 6.1%
Unilever PLC	142,700	5,739	1.1
Pernod Ricard SA	39,029	4,442	0.9
Nestle SA	59,929	4,385	0.8
L’Oreal SA	21,572	3,382	0.7
The Procter & Gamble Co.	29,600	2,583	0.5
Imperial Tobacco Group PLC	50,814	2,204	0.4
Philip Morris International, Inc.	22,700	2,021	0.4
Ajinomoto Co., Inc.	105,000	1,966	0.4
Danone SA	27,974	1,901	0.4
Diageo PLC	64,600	1,899	0.4
Nestle SA (ADR)	7,600	557	0.1
		31,079	6.1

Energy - 4.7%
Schlumberger Ltd.	70,900	6,995	1.3
Chevron Corp.	39,500	4,738	0.9
Noble Energy, Inc.	69,100	3,982	0.8
ConocoPhillips	47,780	3,447	0.7

See Notes to Financial Statements

76

Capital Group Global Equity Fund

Schedule of investments
October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Energy - continued
Cenovus Energy, Inc.	106,800	$2,643	0.5%
Enbridge, Inc.	50,900	2,409	0.5
		24,214	4.7

Materials - 4.5%
Monsanto Co.	41,400	4,763	0.9
Air Liquide SA	22,788	2,749	0.5
BHP Billiton Ltd.	85,487	2,555	0.5
Rio Tinto PLC	52,600	2,500	0.5
The Dow Chemical Co.	45,400	2,243	0.4
Amcor Ltd.	205,225	2,117	0.4
Air Products & Chemicals, Inc.	13,800	1,858	0.4
Praxair, Inc.	13,435	1,693	0.3
First Quantum Minerals Ltd.	82,993	1,252	0.3
Koninklijke DSM NV	13,040	816	0.2
Ecolab, Inc.	4,500	500	0.1
		23,046	4.5

Telecommunication Services - 2.0%
SoftBank Corp.	57,100	4,036	0.8
Verizon Communications, Inc.	47,800	2,402	0.5
Singapore Telecommunications Ltd.	763,000	2,245	0.4
Vodafone Group PLC	458,935	1,522	0.3
		10,205	2.0

Utilities - 0.6%
National Grid PLC	220,900	3,272	0.6
		3,272	0.6

Total common stocks (cost: $378,157,000)		475,988	93.3

	Principal amount (000)
Short-term securities - 6.5%
General Electric Co., 0.06%, November 3, 2014[2]	$12,800	12,800	2.5
Nordea Bank AB Public, 0.18%, January 8, 2015[2]	10,300	10,297	2.0
Federal Home Loan Bank, 0.04%, December 17, 2014[2]	5,000	5,000	1.0
Federal National Mortgage Association, 0.06%, December 10, 2014[2]	5,000	5,000	1.0

Total short-term securities (cost: $33,096,000)		33,097	6.5
Total investment securities (cost: $411,253,000)		509,085	99.8
Other assets less liabilities		1,075	0.2

Net assets		$510,160	100.0%

See Notes to Financial Statements

77

Capital Group Global Equity Fund

Schedule of investments
October 31, 2014

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

See Notes to Financial Statements

78

Capital Group Non-U.S. Equity Fund

October 31, 2014

Investment portfolio – sector diversification

*	Other includes short-term securities and other assets less liabilities
79

Capital Group Non-U.S. Equity Fund

October 31, 2014

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	20.9%
Britain	14.2
France	11.5
Switzerland	9.2
Germany	7.2
Hong Kong	4.8
Netherlands	3.1
Denmark	3.1
Sweden	2.7
Australia	2.4
Finland	2.2
Luxembourg	2.2
Spain	1.9
Singapore	1.8
Canada	1.3
South Korea	1.1
India	0.6
China	0.5
Taiwan	0.3
Macau	0.2
Short-term securities & other assets less liabilities	8.8
80

Capital Group Non-U.S. Equity Fund

Schedule of investments

October 31, 2014

Common Stocks - 91.2%	Shares	Market value (000)	Percent of net assets
Industrials - 17.0%
SMC Corp.	148,700	$41,132	2.5%
Assa Abloy AB, Class B	641,364	33,970	2.1
FANUC Corp.	194,900	33,176	2.0
Schneider Electric SE	276,242	21,767	1.3
China Everbright International Ltd.	13,868,390	19,278	1.2
Zodiac Aerospace	616,751	18,808	1.2
Safran SA	293,759	18,590	1.1
Jardine Matheson Holdings Ltd.	304,800	18,258	1.1
Siemens AG	133,934	15,090	0.9
Marubeni Corp.	1,930,000	12,165	0.7
AA PLC[1]	1,965,000	10,523	0.6
Kawasaki Heavy Industries Ltd.	2,616,000	10,014	0.6
DKSH Holding Ltd.	133,157	9,826	0.6
Meggitt PLC	1,229,309	8,871	0.5
Kubota Corp.	371,000	5,739	0.4
Mitsubishi Corp.	174,100	3,353	0.2
		280,560	17.0

Financials - 15.0%
AIA Group Ltd.	7,466,600	41,641	2.5
Sampo OYJ, A Shares	777,492	37,190	2.3
Lloyds Banking Group PLC[1]	29,611,400	36,536	2.2
BNP Paribas SA	325,092	20,426	1.2
DBS Group Holdings Ltd.	1,376,582	19,802	1.2
Deutsche Wohnen AG	792,432	17,855	1.1
CaixaBank SA	2,926,109	15,954	1.0
Svenska Handelsbanken AB, A Shares	217,876	10,389	0.6
Bank of China Ltd., Class H	18,235,000	8,723	0.5
HSBC Holdings PLC	822,196	8,411	0.5
Prudential PLC	343,200	7,920	0.5
Julius Baer Group Ltd.[1]	158,566	6,935	0.4
HDFC Bank Ltd. (ADR)	89,200	4,677	0.3
Sumitomo Mitsui Financial Group, Inc.	106,300	4,163	0.3
Standard Chartered PLC	260,518	3,916	0.2
UBS AG1	178,073	3,072	0.2
		247,610	15.0

Health Care - 14.0%
Roche Holding AG	151,640	44,713	2.7
Bayer AG	303,977	43,216	2.6
Novo Nordisk A/S, Class B	948,453	42,908	2.6
Novartis AG	358,671	33,289	2.0
AstraZeneca PLC	314,690	22,872	1.4
Sysmex Corp.	456,200	19,150	1.2
Essilor International SA	112,524	12,423	0.7
Genmab A/S1	187,096	8,155	0.5
Grifols SA, Class B	119,646	4,204	0.3
Novartis AG (ADR)	1,300	121	—
		231,051	14.0

Information Technology - 12.8%
Keyence Corp.	98,000	45,787	2.8

See Notes to Financial Statements

81

Capital Group Non-U.S. Equity Fund

Schedule of investments

October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Information Technology - continued
Hamamatsu Photonics K.K.	755,900	$33,783	2.0%
ASML Holding NV	307,596	30,625	1.9
Murata Manufacturing Co. Ltd.	205,800	22,362	1.3
Trend Micro, Inc.	559,200	18,296	1.1
Samsung Electronics Co. Ltd. (GDR)	38,659	17,781	1.1
Hitachi Ltd.	1,583,000	12,107	0.7
Gemalto NV	108,851	8,322	0.5
SAP SE	116,856	7,943	0.5
Oracle Corp.	141,400	5,375	0.3
Infosys Ltd. (ADR)	72,180	4,826	0.3
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	190,500	4,195	0.3
		211,402	12.8

Consumer Discretionary - 12.0%
SES SA	1,071,447	36,991	2.2
Liberty Global PLC, Class A1	543,975	24,734	1.5
Ryohin Keikaku Co. Ltd.	167,200	22,254	1.3
Cie Financiere Richemont SA	264,137	22,223	1.3
Daimler AG	192,515	14,965	0.9
Nissan Motor Co. Ltd.	1,414,000	12,562	0.8
Home Retail Group PLC	4,207,900	12,339	0.7
Bayerische Motoren Werke AG	105,815	11,314	0.7
Inditex SA	398,335	11,189	0.7
Denso Corp.	243,500	10,859	0.7
ElringKlinger AG	298,252	9,103	0.6
LVMH Moet Hennessy Louis Vuitton SA	22,542	3,823	0.2
Wynn Macau Ltd.	864,400	3,115	0.2
Liberty Global PLC, Series C1	54,900	2,441	0.2
		197,912	12.0

Consumer Staples - 8.8%
L’Oreal SA	166,133	26,045	1.6
Pernod Ricard SA	196,570	22,374	1.4
Danone SA	328,850	22,344	1.3
Nestle SA	302,650	22,145	1.3
Diageo PLC	456,500	13,422	0.8
Ajinomoto Co., Inc.	701,000	13,124	0.8
Unilever PLC	314,600	12,652	0.8
Imperial Tobacco Group PLC	190,959	8,282	0.5
Reckitt Benckiser Group PLC	63,700	5,350	0.3
Nestle SA (ADR)	8,700	638	—
		146,376	8.8

Materials - 4.1%
Amcor Ltd.	1,441,144	14,863	0.9
Koninklijke DSM NV	209,763	13,134	0.8
Air Liquide SA	96,564	11,647	0.7
BHP Billiton Ltd.	363,335	10,858	0.7
Rio Tinto PLC	193,300	9,189	0.6
First Quantum Minerals Ltd.	490,283	7,395	0.4
		67,086	4.1

See Notes to Financial Statements

82

Capital Group Non-U.S. Equity Fund

Schedule of investments

October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Telecommunication Services - 3.2%
SoftBank Corp.	273,600	$19,338	1.2%
Vodafone Group PLC	4,866,160	16,137	1.0
Singapore Telecommunications Ltd.	3,142,000	9,245	0.5
Swisscom AG	14,295	8,416	0.5
		53,136	3.2

Energy - 2.7%
Oil Search Ltd.	1,889,319	14,348	0.9
Enbridge, Inc.	301,700	14,276	0.8
Total SA	204,600	12,158	0.7
Tullow Oil PLC	586,100	4,555	0.3
		45,337	2.7

Utilities - 1.6%
National Grid PLC	1,767,790	26,187	1.6
		26,187	1.6

Total common stocks (cost: $1,401,494,000)		1,506,657	91.2

Short-term securities - 8.7%	Principal amount (000)
Abbot Laboratories, 0.10%, December 5, 2014[2]	$7,500	7,500	0.5
Chevron Corp., 0.10%, December 16, 2014[2]	11,100	11,098	0.7
Federal Home Loan Bank:[2]
0.07%, December 3, 2014	15,700	15,700	1.0
0.14%, July 31, 2015	8,600	8,595	0.5
0.04%, December 17, 2014	7,200	7,200	0.4
Federal Home Loan Mortgage Corp., 0.053%, January 26, 2011[2]	10,000	9,999	0.6
General Electric Co., 0.06%, November 3, 2014[2]	22,000	22,000	1.3
International Business Machines Corp., 0.10%, December 19, 2014[2]	10,000	9,999	0.6
John Deere Bank SA, 0.09%, December 5, 2014[2]	14,000	13,999	0.8
John Deere Credit Ltd., 0.08%, November 13, 2014[2]	7,800	7,800	0.5
Tennessee Valley Authority, 0.04%, November 25, 2014[2]	15,400	15,400	0.9
Wal-Mart Stores, Inc., 0.06%, November 12, 2014[2]	14,400	14,400	0.9

Total short-term securities (cost: $143,683,000)		143,690	8.7
Total investment securities (cost: $1,545,177,000)		1,650,347	99.9
Other assets less liabilities		1,547	0.1

Net assets		$1,651,894	100.0%

See Notes to Financial Statements

83

Capital Group Non-U.S. Equity Fund

Schedule of investments

October 31, 2014

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

See Notes to Financial Statements

84

Capital Group U.S. Equity Fund

October 31, 2014

Investment portfolio – sector diversification

* Other includes short-term securities and other assets less liabilities

85

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2014

Common Stocks - 93.8%	Shares	Market value (000)	Percent of net assets
Industrials - 19.2%
Eaton Corp. PLC	58,700	$4,014	2.1%
Norfolk Southern Corp.	33,000	3,651	1.9
Nielsen NV	84,000	3,569	1.8
Danaher Corp.	42,350	3,405	1.8
United Technologies Corp.	28,600	3,060	1.6
Iron Mountain, Inc.	78,639	2,837	1.5
The Boeing Co.	22,200	2,773	1.4
Waste Connections, Inc.	53,800	2,685	1.4
Caterpillar, Inc.	19,100	1,937	1.0
B/E Aerospace, Inc.[1]	25,400	1,891	1.0
Hexcel Corp.[1]	44,900	1,881	1.0
Towers Watson & Co., Class A	17,050	1,880	1.0
Siemens AG (ADR)	11,800	1,330	0.7
IDEX Corp.	16,700	1,251	0.6
Emerson Electric Co.	11,000	705	0.4
		36,869	19.2

Information Technology - 16.7%
VeriSign, Inc.[1]	68,150	4,073	2.1
Jack Henry & Associates, Inc.	54,200	3,242	1.7
Automatic Data Processing, Inc.	36,700	3,001	1.6
Texas Instruments, Inc.	58,500	2,905	1.5
Avago Technologies Ltd.	31,510	2,718	1.4
Apple, Inc.	18,865	2,037	1.1
Oracle Corp.	48,700	1,902	1.0
Microsoft Corp.	38,600	1,812	0.9
Google, Inc., Class A1	3,125	1,775	0.9
Google, Inc., Class C1	3,125	1,747	0.9
QUALCOMM, Inc.	22,100	1,735	0.9
Visa, Inc., A Shares	6,850	1,654	0.9
Jabil Circuit, Inc.	59,950	1,256	0.7
Broadcom Corp., Class A	29,600	1,240	0.6
Accenture PLC, Class A	12,825	1,040	0.5
		32,137	16.7

Health Care - 15.1%
Gilead Sciences, Inc.[1]	61,755	6,916	3.6
Bristol-Myers Squibb Co.	74,700	4,347	2.3
Express Scripts Holding Co.[1]	48,900	3,756	2.0
AbbVie, Inc.	34,125	2,166	1.1
Cerner Corp.[1]	34,100	2,160	1.1
St. Jude Medical, Inc.	32,605	2,092	1.1
AmerisourceBergen Corp.	20,900	1,785	0.9
Seattle Genetics, Inc.[1]	46,075	1,690	0.9
UnitedHealth Group, Inc.	11,600	1,102	0.6
Novo Nordisk A/S (ADR)	23,200	1,048	0.5
AstraZeneca PLC (ADR)	13,750	1,003	0.5
Pfizer, Inc.	23,500	704	0.4
Incyte Corp.[1]	3,800	255	0.1
		29,024	15.1

See Notes to Financial Statements

86

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Financials - 12.7%
Marsh & McLennan Cos., Inc.	66,400	$3,610	1.9%
The Goldman Sachs Group, Inc.	17,700	3,363	1.7
American Tower Corp.	28,700	2,798	1.5
CME Group, Inc.	31,125	2,608	1.4
JPMorgan Chase & Co.	43,000	2,601	1.3
Wells Fargo & Co.	46,650	2,477	1.3
ACE Ltd.	20,800	2,273	1.2
BB&T Corp.	47,300	1,792	0.9
The PNC Financial Services Group, Inc.	17,025	1,471	0.8
Aon PLC	16,200	1,393	0.7
		24,386	12.7

Consumer Discretionary - 12.4%
Comcast Corp., Class A	94,700	5,242	2.7
Newell Rubbermaid, Inc.	112,000	3,733	1.9
The Home Depot, Inc.	25,500	2,487	1.3
Scripps Networks Interactive, Inc., Class A	30,900	2,387	1.2
Daimler AG (ADR)	20,575	1,601	0.8
Delphi Automotive PLC	20,700	1,428	0.8
NIKE, Inc., Class B	13,800	1,283	0.7
Sirius XM Holdings, Inc.[1]	324,500	1,113	0.6
Starbucks Corp.	14,500	1,095	0.6
Carnival Corp.	22,350	897	0.5
Norwegian Cruise Line Holdings Ltd.[1]	22,800	889	0.5
Charter Communications, Inc., Class A1	5,200	824	0.4
Ross Stores, Inc.	5,570	449	0.2
Tiffany & Co.	4,150	399	0.2
		23,827	12.4

Energy - 7.8%
Schlumberger Ltd.	39,900	3,937	2.0
Chevron Corp.	24,420	2,929	1.5
ConocoPhillips	33,890	2,445	1.3
Noble Energy, Inc.	40,400	2,328	1.2
Halliburton Co.	27,700	1,527	0.8
EOG Resources, Inc.	11,100	1,055	0.6
Cenovus Energy, Inc.	33,500	830	0.4
		15,051	7.8

Materials - 4.5%
Monsanto Co.	23,800	2,738	1.4
Air Products & Chemicals, Inc.	18,725	2,521	1.3
The Dow Chemical Co.	35,100	1,734	0.9
Praxair, Inc.	10,870	1,370	0.7
The Mosaic Co.	7,300	323	0.2
		8,686	4.5

Consumer Staples - 3.9%
Unilever PLC (ADR)	49,700	1,999	1.0
Philip Morris International, Inc.	20,200	1,798	0.9
The Procter & Gamble Co.	19,500	1,702	0.9

See Notes to Financial Statements

87

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2014

Common Stocks - continued	Shares	Market value (000)	Percent of net assets
Consumer Staples - continued
Nestle SA (ADR)	21,800	$1,599	0.8%
Diageo PLC (ADR)	4,100	484	0.3
		7,582	3.9

Telecommunication Services - 1.1%
Verizon Communications, Inc.	40,600	2,040	1.1
		2,040	1.1

Utilities - 0.4%
National Grid PLC (ADR)	11,500	856	0.4
		856	0.4

Total common stocks (cost: $131,493,000)		180,458	93.8

Short-term securities - 6.1%	Principal amount (000)
3M Co., 0.07%, November 12, 2014[2]	$1,300	1,300	0.7
General Electric Co., 0.06%, November 3, 2014[2]	4,800	4,800	2.5
John Deere Bank SA, 0.09%, November 13, 2014[2]	1,900	1,900	1.0
Medtronic, Inc., 0.08%, November 4, 2014[2]	2,400	2,400	1.2
The Procter & Gamble Co., 0.12%, November 4, 2014[2]	1,300	1,300	0.7

Total short-term securities (cost: $11,700,000)		11,700	6.1
Total investment securities (cost: $143,193,000)		192,158	99.9
Other assets less liabilities		105	0.1

Net assets		$192,263	100.0%

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR - American Depositary Receipts

See Notes to Financial Statements

88

Capital Group Core Municipal Fund

Statement of assets and liabilities

at October 31, 2014

(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $318,165)		$329,969
Short-term investments, at value (cost: $11,520)		11,520
Cash		51
Receivables for:
Sales of fund’s shares	336
Interest	3,912
Reimbursement from investment adviser	5
		4,253
Total assets		345,793

Liabilities:
Payables for:
Purchases of investments	4,509
Repurchases of fund’s shares	44
Investment advisory services	101
Other accrued expenses	67
Total liabilities		4,721
Net assets at October 31, 2014:		$341,072

Net assets consist of:
Capital paid in on shares of beneficial interest		$329,390
Accumulated undistributed net investment income		1
Accumulated net realized loss		(123)
Net unrealized appreciation		11,804
Net assets at October 31, 2014		$341,072

Shares outstanding:		32,307

Net asset value per share:		$10.56

See Notes to Financial Statements

91

Capital Group Core Municipal Fund

Statement of operations

for the year ended October 31, 2014

	(dollars in thousands)

Investment income:
Income:
Interest		$7,616
Fees and expenses:
Investment advisory services	1,111
Administrative and accounting services	92
Registration fees	30
Audit and tax fees	42
Transfer agent services	19
Trustees’ compensation	13
Other	8
Total fees and expenses before reimbursements	1,315
Less reimbursements of fees and expenses	45
Total fees and expenses after reimbursements		1,270
Net investment income		6,346

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(116)
Net unrealized appreciation on investments		3,611
Net realized loss and unrealized appreciation on investments		3,495

Net increase in net assets resulting from operations		$9,841

See Notes to Financial Statements

92

Capital Group Core Municipal Fund

Statements of changes in net assets

	(dollars in thousands)

	For the year	For the year
	ended 10/31/14	ended 10/31/13
Operations:
Net investment income	$6,346	$6,136
Net realized (loss) gain on investments	(116)	69
Net unrealized appreciation (depreciation) on investments	3,611	(6,221)
Net increase (decrease) in net assets resulting from operations	9,841	(16)

Dividends and distributions to shareholders:
Dividends from net investment income	(6,345)	(6,135)
Distributions from capital gain	—	—
Total dividends and distributions	(6,345)	(6,135)

Net capital share transactions	39,061	12,373

Total increase in net assets	42,557	6,222

Net assets:
Beginning of year	298,515	292,293
End of year (including undistributed net investment income: $1 and $–, respectively.)	$341,072	$298,515

See Notes to Financial Statements

93

Capital Group Short-Term Municipal Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $136,197)		$138,132
Short-term investments, at value (cost: $18,960)		18,960
Cash		119
Receivables for:
Interest	1,517
Reimbursement from investment adviser	8
		1,525
Total assets		158,736

Liabilities:
Payables for:
Purchases of investments	3,289
Investment advisory services	46
Other accrued expenses	58
Total liabilities		3,393
Net assets at October 31, 2014:		$155,343

Net assets consist of:
Capital paid in on shares of beneficial interest		$153,339
Accumulated undistributed net investment income		2
Accumulated net realized gain		67
Net unrealized appreciation		1,935
Net assets at October 31, 2014		$155,343

Shares outstanding:		15,251

Net asset value per share:		$10.19

See Notes to Financial Statements

92

Capital Group Short-Term Municipal Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$2,323
Fees and expenses:
Investment advisory services	496
Administrative and accounting services	41
Registration fees	27
Audit and tax fees	41
Transfer agent services	14
Trustees’ compensation	13
Other	5
Total fees and expenses before reimbursements	637
Less reimbursements of fees and expenses	70
Total fees and expenses after reimbursements		567
Net investment income		1,756

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		87
Net unrealized depreciation on investments		(245)
Net realized gain and unrealized depreciation on investments		(158)

Net increase in net assets resulting from operations		$1,598

See Notes to Financial Statements

93

Capital Group Short-Term Municipal Fund

Statements of changes in net assets

	(dollars in thousands)

	For the year ended 10/31/14	For the year ended 10/31/13
Operations:
Net investment income	$1,756	$1,710
Net realized gain on investments	87	212
Net unrealized depreciation on investments	(245)	(961)
Net increase in net assets resulting from operations	1,598	961

Dividends and distributions to shareholders:
Dividends from net investment income	(1,754)	(1,710)
Distributions from capital gain	(212)	(489)
Total dividends and distributions	(1,966)	(2,199)

Net capital share transactions	19,381	13,560

Total increase in net assets	19,013	12,322

Net assets:
Beginning of year	136,330	124,008
End of year (including undistributed net investment income: $2 and $–, respectively.)	$155,343	$136,330

See Notes to Financial Statements

94

Capital Group California Core Municipal Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $246,688)		$255,924
Short-term investments, at value (cost: $21,560)		21,560
Cash		32
Receivables for:
Interest	2,562
Reimbursement from investment adviser	6
		2,568
Total assets		280,084

Liabilities:
Payables for:
Repurchases of fund’s shares	23
Investment advisory services	83
Other accrued expenses	64
Total liabilities		170
Net assets at October 31, 2014:		$279,914

Net assets consist of:
Capital paid in on shares of beneficial interest		$270,835
Accumulated undistributed net investment income		3
Accumulated net realized loss		(160)
Net unrealized appreciation		9,236
Net assets at October 31, 2014		$279,914

Shares outstanding:		26,352

Net asset value per share:		$10.62

See Notes to Financial Statements

95

Capital Group California Core Municipal Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$5,711
Fees and expenses:
Investment advisory services	862
Administrative and accounting services	71
Registration fees	9
Audit and tax fees	42
Transfer agent services	14
Trustees’ compensation	13
Other	7
Total fees and expenses before reimbursements	1,018
Less reimbursements of fees and expenses	33
Total fees and expenses after reimbursements		985
Net investment income		4,726

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		171
Net unrealized appreciation on investments		4,891
Net realized gain and unrealized appreciation on investments		5,062

Net increase in net assets resulting from operations		$9,788

See Notes to Financial Statements

96

Capital Group California Core Municipal Fund

Statements of changes in net assets

	(dollars in thousands)

	For the year ended 10/31/14	For the year ended 10/31/13
Operations:
Net investment income	$4,726	$4,443
Net realized gain (loss) on investments	171	(331)
Net unrealized appreciation (depreciation) on investments	4,891	(4,374)
Net increase (decrease) in net assets resulting from operations	9,788	(262)

Dividends and distributions to shareholders:
Dividends from net investment income	(4,723)	(4,443)
Distributions from capital gain	—	(860)
Total dividends and distributions	(4,723)	(5,303)

Net capital share transactions	47,706	24,795

Total increase in net assets	52,771	19,230

Net assets:
Beginning of year	227,143	207,913
End of year (including undistributed net investment income: $3 and $–,respectively.)	$279,914	$227,143

See Notes to Financial Statements

97

Capital Group California Short-Term Municipal Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $114,184)		$116,036
Short-term investments, at value (cost: $21,163)		21,163
Cash		43
Receivables for:
Interest	1,159
Reimbursement from investment adviser	6
		1,165
Total assets		138,407

Liabilities:
Payables for:
Repurchases of fund’s shares	1
Investment advisory services	41
Other accrued expenses	59
Total liabilities		101
Net assets at October 31, 2014:		$138,306

Net assets consist of:
Capital paid in on shares of beneficial interest		$136,405
Accumulated undistributed net investment income		1
Accumulated net realized gain		48
Net unrealized appreciation		1,852
Net assets at October 31, 2014		$138,306

Shares outstanding:		13,419

Net asset value per share:		$10.31

See Notes to Financial Statements

98

Capital Group California Short-Term Municipal Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$1,615
Fees and expenses:
Investment advisory services	439
Administrative and accounting services	36
Registration fees	8
Audit and tax fees	42
Transfer agent services	14
Trustees’ compensation	13
Other	6
Total fees and expenses before reimbursements	558
Less reimbursements of fees and expenses	56
Total fees and expenses after reimbursements		502
Net investment income		1,113

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		61
Net unrealized appreciation on investments		316
Net realized gain and unrealized appreciation on investments		377

Net increase in net assets resulting from operations		$1,490

See Notes to Financial Statements

99

Capital Group California Short-Term Municipal Fund

Statements of changes in net assets

	(dollars in thousands)

	For the year ended 10/31/14	For the year ended 10/31/13
Operations:
Net investment income	$1,113	$1,022
Net realized gain on investments	61	13
Net unrealized appreciation (depreciation) on investments	316	(450)
Net increase in net assets resulting from operations	1,490	585

Dividends and distributions to shareholders:
Dividends from net investment income	(1,112)	(1,022)
Distributions from capital gain	(13)	(57)
Total dividends and distributions	(1,125)	(1,079)

Net capital share transactions	23,288	7,711

Total increase in net assets	23,653	7,217

Net assets:
Beginning of year	114,653	107,436
End of year (including undistributed net investment income: $1 and $–, respectively.)	$138,306	$114,653

See Notes to Financial Statements

100

Capital Group Core Bond Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $292,463)		$295,978
Short-term investments, at value (cost: $20,198)		20,199
Cash		19
Receivables for:
Sales of investments	6,495
Interest	1,742
Reimbursement from investment adviser	6
		8,243
Total assets		324,439

Liabilities:
Payables for:
Purchases of investments	14,033
Repurchases of fund’s shares	3
Investment advisory services	93
Other accrued expenses	65
Total liabilities		14,194
Net assets at October 31, 2014:		$310,245

Net assets consist of:
Capital paid in on shares of beneficial interest		$306,023
Accumulated undistributed net investment income		3
Accumulated net realized gain		703
Net unrealized appreciation		3,516
Net assets at October 31, 2014		$310,245

Shares outstanding:		30,276

Net asset value per share:		$10.25

See Notes to Financial Statements

101

Capital Group Core Bond Fund

Statement of operations for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$5,977
Fees and expenses:
Investment advisory services	1,064
Administrative and accounting services	87
Registration fees	30
Audit and tax fees	42
Transfer agent services	14
Trustees’ compensation	13
Other	8
Total fees and expenses before reimbursements	1,258
Less reimbursements of fees and expenses	43
Total fees and expenses after reimbursements		1,215
Net investment income		4,762

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		822
Net unrealized appreciation on investments		279
Net realized gain and unrealized appreciation on investments		1,101

Net increase in net assets resulting from operations		$5,863

See Notes to Financial Statements

102

Capital Group Core Bond Fund

Statements of changes in net assets
(dollars in thousands)

	For the year	For the year
	ended 10/31/14	ended 10/31/13
Operations:
Net investment income	$4,762	$4,257
Net realized gain on investments	822	715
Net unrealized appreciation (depreciation) on investments	279	(7,040)
Net increase (decrease) in net assets resulting from operations	5,863	(2,068)

Dividends and distributions to shareholders:
Dividends from net investment income	(4,774)	(4,267)
Distributions from capital gain	(753)	(4,489)
Total dividends and distributions	(5,527)	(8,756)

Net capital share transactions	13,549	10,722

Total increase (decrease) in net assets	13,885	(102)

Net assets:
Beginning of year	296,360	296,462
End of year (including undistributed net investment income: $3 and $13, respectively.)	$310,245	$296,360

See Notes to Financial Statements

103

Capital Group Global Equity Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $378,157)			$475,988
Short-term investments, at value (cost: $33,096)			33,097
Cash			98
Foreign currency, at value (cost: $–1)			—	[1]
Receivables for:
Sales of investments	1,755
Sales of fund’s shares	381
Dividends	1,116
Reimbursement from investment adviser	1
Prepaid expenses	—	[1]
			3,253
Total assets			512,436

Liabilities:
Payables for:
Purchases of investments	1,914
Repurchases of fund’s shares	1
Unified fees	354
Other accrued expenses	7
Total liabilities			2,276
Net assets at October 31, 2014:			$510,160

Net assets consist of:
Capital paid in on shares of beneficial interest			$403,521
Accumulated undistributed net investment income			4,480
Accumulated net realized gain			4,364
Net unrealized appreciation			97,795
Net assets at October 31, 2014			$510,160

Shares outstanding:			38,456

Net asset value per share:			$13.27

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

104

Capital Group Global Equity Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $429)	$9,036
Interest	20		9,056
Fees and expenses:
Unified fees	3,963
Trustees’ compensation	13
Legal fees	2
Other	—	[1]
Total fees and expenses before reimbursements	3,978
Less reimbursements of fees and expenses	15
Total fees and expenses after reimbursements			3,963
Net investment income			5,093

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
Net realized gain on investments			11,084
Net realized loss on currency			(42)
Net unrealized appreciation on investments			17,261
Net unrealized depreciation on currency translations			(43)
Net realized gain and unrealized appreciation on investments and currency			28,260

Net increase in net assets resulting from operations			$33,353

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

105

Capital Group Global Equity Fund

Statements of changes in net assets
(dollars in thousands)

	For the year	For the year
	ended 10/31/14	ended 10/31/13
Operations:
Net investment income	$5,093	$3,352
Net realized gain on investments and currency	11,042	1,934
Net unrealized appreciation on investments and currency	17,218	64,947
Net increase in net assets resulting from operations	33,353	70,233

Dividends and distributions to shareholders:
Dividends from net investment income	(3,426)	(2,750)
Distributions from capital gain	—	—
Total dividends and distributions	(3,426)	(2,750)

Net capital share transactions	67,793	140,045

Total increase in net assets	97,720	207,528

Net assets:
Beginning of year	412,440	204,912
End of year (including undistributed net investment income: $4,480 and $2,914, respectively.)	$510,160	$412,440

See Notes to Financial Statements

106

Capital Group Non-U.S. Equity Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $1,401,494)			$1,506,657
Short-term investments, at value (cost: $143,683)			143,690
Cash			6
Foreign currency, at value (cost: $–1)			—	[1]
Receivables for:
Sales of investments	12,261
Sales of fund’s shares	855
Interest and dividends	3,564
Reimbursement from investment adviser	1
Prepaid expenses	—	[1]
			16,681
Total assets			1,667,034

Liabilities:
Payables for:
Purchases of investments	12,881
Repurchases of fund’s shares	1,092
Unified fees	1,160
Other accrued expenses	7
Total liabilities			15,140
Net assets at October 31, 2014:			$1,651,894

Net assets consist of:
Capital paid in on shares of beneficial interest			$1,556,235
Accumulated undistributed net investment income			19,062
Accumulated net realized loss			(28,315)
Net unrealized appreciation			104,912
Net assets at October 31, 2014			$1,651,894

Shares outstanding:			142,860

Net asset value per share:			$11.56

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

107

Capital Group Non-U.S. Equity Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,030)	$31,974
Interest	78		32,052
Fees and expenses:
Unified fees	12,390
Trustees’ compensation	13
Legal fees	2
Other	—	[1]
Total fees and expenses before reimbursements	12,405
Less reimbursements of fees and expenses	15
Total fees and expenses after reimbursements			12,390
Net investment income			19,662

Net realized loss and unrealized depreciation on investments and currency:
Net realized loss on investments			(18,277)
Net realized loss on currency			(211)
Net unrealized depreciation on investments			(13,622)
Net unrealized depreciation on currency translations			(306)
Net realized loss and unrealized depreciation on investments and currency			(32,416)

Net decrease in net assets resulting from operations			$(12,754)

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

108

Capital Group Non-U.S. Equity Fund

Statements of changes in net assets
(dollars in thousands)

	For the year	For the year
	ended 10/31/14	ended 10/31/13
Operations:
Net investment income	$19,662	$8,334
Net realized loss on investments and currency	(18,488)	(5,356)
Net unrealized (depreciation) appreciation on investments and currency	(13,928)	109,929
Net (decrease) increase in net assets resulting from operations	(12,754)	112,907

Dividends and distributions to shareholders:
Dividends from net investment income	(8,308)	(1,697)
Distributions from capital gain	—	—
Total dividends and distributions	(8,308)	(1,697)

Net capital share transactions	684,060	621,501

Total increase in net assets	662,998	732,711

Net assets:
Beginning of year	988,896	256,185
End of year (including undistributed net investment income: $19,062 and $7,919, respectively.)	$1,651,894	$988,896

See Notes to Financial Statements

109

Capital Group U.S. Equity Fund

Statement of assets and liabilities
at October 31, 2014	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $131,493)		$180,458
Short-term investments, at value (cost: $11,700)		11,700
Cash		94
Receivables for:
Dividends	505
Reimbursement from investment adviser	1
		506
Total assets		192,758

Liabilities:
Payables for:
Purchases of investments	387
Repurchases of fund’s shares	1
Unified fees	101
Other accrued expenses	6
Total liabilities		495
Net assets at October 31, 2014:		$192,263

Net assets consist of:
Capital paid in on shares of beneficial interest		$136,604
Accumulated undistributed net investment income		160
Accumulated net realized gain		6,534
Net unrealized appreciation		48,965
Net assets at October 31, 2014		$192,263

Shares outstanding:		9,561

Net asset value per share:		$20.11

See Notes to Financial Statements

110

Capital Group U.S. Equity Fund

Statement of operations
for the year ended October 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $38)	$3,501
Interest	6		3,507
Fees and expenses:
Unified fees	1,169
Trustees’ compensation	13
Legal fees	2
Other	—	[1]
Total fees and expenses before reimbursements	1,184
Less reimbursements of fees and expenses	15
Total fees and expenses after reimbursements			1,169
Net investment income			2,338

Net realized gain (loss) and unrealized appreciation on investments and currency:
Net realized gain on investments			7,218
Net realized loss on currency			(—)[1]
Net unrealized appreciation on investments			11,985
Net realized gain and unrealized appreciation on investments and currency			19,203

Net increase in net assets resulting from operations			$21,541

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

111

Capital Group U.S. Equity Fund

Statements of changes in net assets
(dollars in thousands)

	For the year	For the year
	ended 10/31/14	ended 10/31/13
Operations:
Net investment income	$2,338	$1,662
Net realized gain on investments and currency	7,218	2,597
Net unrealized appreciation on investments	11,985	27,110
Net increase in net assets resulting from operations	21,541	31,369

Dividends and distributions to shareholders:
Dividends from net investment income	(2,244)	(1,770)
Distributions from capital gain	(2,564)	(54)
Total dividends and distributions	(4,808)	(1,824)

Net capital share transactions	8,601	34,608

Total increase in net assets	25,334	64,153

Net assets:
Beginning of year	166,929	102,776
End of year (including undistributed net investment income: $160 and $137, respectively.)	$192,263	$166,929

See Notes to Financial Statements

112

Capital Group Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (formerly, Capital Private Client Services Funds) (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund) (each a “Fund,” collectively the “Funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital Group U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements have been prepared to comply with U.S generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company (“CGTC”), the Funds’ investment adviser, values the Funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

113

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the Funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the Funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the Funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the Funds’ board of trustees as further described. The Funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The Funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that

114

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Notes to financial statements (continued)

trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the Fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ board of trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The Funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the Funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The Funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the Funds’ investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the Funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of October 31, 2014 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$329,514	$—	$329,514
Corporate bonds & notes	—	455	—	455
Short-term investments	—	11,520	—	11,520
Total	$—	$341,489	$—	$341,489
Capital Group Short-Term
Municipal Fund
Bonds & notes	$—	$138,132	$—	$138,132
Short-term investments	—	18,960	—	18,960
Total	$—	$157,092	$—	$157,092
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Notes to financial statements (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group California Core Municipal Fund
Bonds & notes	$—	$255,924	$—	$255,924
Short-term investments	—	21,560	—	21,560
Total	$—	$277,484	$—	$277,484

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$116,036	$—	$116,036
Short-term investments	—	21,163	—	21,163
Total	$—	$137,199	$—	$137,199

Capital Group Core Bond Fund
Bonds, notes & other debt investments:
U.S. government & government agency bonds & notes	$—	$164,260	$—	$164,260
Mortgage-backed obligations	—	42,320	—	42,320
Corporate bonds & notes	—	68,789	—	68,789
Municipals	—	8,362	—	8,362
Government agency bonds & notes outside the U.S.	—	1,600	—	1,600
Asset-backed obligations	—	10,647	—	10,647
Short-term investments	—	20,199	—	20,199
Total	$—	$316,177	$—	$316,177

Capital Group Global Equity Fund
Common Stocks[1]	$475,988	$—	$—	$475,988
Short-term investments	—	33,097	—	33,097
Total	$475,988	$33,097	$—	$509,085

Capital Group Non-U.S. Equity Fund
Common Stocks[1]	$1,506,657	$—	$—	$1,506,657
Short-term investments	—	143,690	—	143,690
Total	$1,506,657	$143,690	$—	$1,650,347

Capital Group U.S. Equity Fund
Common Stocks[1]	$180,458	$—	$—	$180,458
Short-term investments	—	11,700	—	11,700
Total	$180,458	$11,700	$—	$192,158

[1]	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
116

Capital Group Private Client Services Funds

Notes to financial statements (continued)

4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by a Fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by a Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a Fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a Fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The Funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks – Income provided by a Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a Fund could cause the values of these securities to decline.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make a Fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in a Fund’s share price may increase.

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Notes to financial statements (continued)

Investing in municipal bonds of issuers within the state of California – Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these Funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a Fund having to reinvest the proceeds in lower yielding securities, effectively reducing the Fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a Fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by a Fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management – The investment adviser to the Funds actively manages the Funds’ investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the Funds’ investment adviser in this process may not produce the desired results. This could cause the Funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls – Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital

118

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Notes to financial statements (continued)

Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties.

Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the Funds commenced operations.

Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2011, the year the Funds commenced operations.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

As indicated in the table below, some of the Funds had capital loss carryforwards available at October 31, 2014. These will be used to offset any capital gains realized by the Funds in future years through expiration date. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

119

Capital Group Private Client Services Funds

Notes to financial statements (continued)

The components of distributable earnings on a tax basis are reported as of the Funds’ most recent year-end. As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short- Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short- Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
As of October 31, 2014:

Undistributed tax-exempt income	$1	$2	$3	$1	$—	$—	$—	$—
Undistributed ordinary income	—	—	—	—	374	4,446	18,935	160
Undistributed long-term capital gain	—	67	—	48	379	5,574	—	6,835
Capital loss carryforward
No expiration	(116)		(160)				(26,839)
Expiring 2019	(7)	—	—	—	—	—	—	—
	$(123)	$—	$(160)	$—	$—	$—	$(26,839)	$—
Capital loss carryforwards utilized	$—	$—	$171	$—	$—	$5,308	$—	$—

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Notes to financial statements (continued)

As of October 31, 2014, the tax-basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short- Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short- Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$—	$—	$—	$—	$2	$(101)	$(211)	$(71)
Reclassification to (from) distributions in excess of/undistributed net investment income (to) from capital paid in on shares of beneficial interest	—	—	—	—	—	—	—	—
Reclassification (from) to accumulated net realized loss (to) from capital paid in on shares of beneficial interest	—	(20)	—	(13)	(54)	(420)	—	(407)
Gross unrealized appreciation on investment securities	11,989	1,962	9,570	1,856	4,538	100,845	140,870	49,143
Gross unrealized depreciation on investment securities	(185)	(27)	(334)	(4)	(1,067)	(4,224)	(37,176)	(479)
Net unrealized appreciation on investment securities	$11,804	$1,935	$9,236	$1,852	$3,471	$96,621	$103,694	$48,664
Cost of investments securities	$329,685	$155,157	$268,248	$135,347	$312,706	$412,464	$1,546,653	$143,494

The tax character of distributions paid during the Funds’ year ended October 31, 2014, and the Funds’ year ended October 31, 2013, the most recently completed tax year, were as follows (dollars in thousands):

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Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Year ended October 31, 2014			Year ended October 31, 2013
	Tax-Exempt	Ordinary Income	Long-Term Capital Gains	Tax-Exempt	Ordinary Income	Long-Term Capital Gains
Capital Group Core Municipal Fund	$6,338	$7	$—	$6,131	$4	$—
Capital Group Short-Term Municipal Fund	1,754	–1	212	1,710	3	486
Capital Group California Core Municipal Fund	4,712	11	—	4,435	28	840
Capital Group California Short- Term Municipal Fund	1,112	–1	13	1,022	—	57
Capital Group Core Bond Fund	—	4,774	753	—	6,663	2,093
Capital Group Global Equity Fund	—	3,426	—	—	2,750	—
Capital Group Non-U.S. Equity Fund	—	8,308	—	—	1,697	—
Capital Group U.S. Equity Fund	—	2,244	2,564	—	1,770	54

[1]	Amount rounds to less than $1,000.

7. Fees and transactions with related parties

CGTC serves as investment adviser to the Funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through March 31, 2015, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Group Core Municipal Fund	0.40%
Capital Group Short-Term Municipal Fund	0.40%
Capital Group California Core Municipal Fund	0.40%
Capital Group California Short-Term Municipal Fund	0.40%
Capital Group Core Bond Fund	0.40%
Capital Group Global Equity Fund	0.85%
Capital Group Non-U.S. Equity Fund	0.85%
Capital Group U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The Funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each fixed income fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the Funds. The unified management fee for Capital Group U.S. Equity Fund is 0.65% of the average daily

122

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Notes to financial statements (continued)

net assets of the Fund. The unified management fee for Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the Funds. A portion of the Funds’ management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors, ® Inc. (the “Distributor”) is the principal underwriter of each Fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

8. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Capital Group Core Municipal Fund	$79,163	7,544	$3,913	373	$(44,015)	(4,202)	$39,061	3,715

Capital Group Short-Term Municipal Fund	56,054	5,497	1,446	142	(38,119)	(3,738)	19,381	1,901

Capital Group California Core Municipal Fund	70,225	6,670	2,921	278	(25,440)	(2,428)	47,706	4,520

Capital Group California Short- Term Municipal Fund	60,388	5,864	875	85	(37,975)	(3,692)	23,288	2,257

Capital Group Core Bond Fund	45,206	4,427	3,996	392	(35,653)	(3,487)	13,549	1,332

Capital Group Global Equity Fund	134,023	10,395	2,602	203	(68,832)	(5,334)	67,793	5,264

Capital Group Non- U.S. Equity Fund	971,687	82,973	996	84	(288,623)	(24,574)	684,060	58,483

Capital Group U.S. Equity Fund	29,516	1,539	4,349	232	(25,264)	(1,316)	8,601	455
123

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2013

Capital Group Core Municipal Fund	$84,091	7,946	$3,708	352	$(75,426)	(7,187)	$12,373	1,111

Capital Group Short-Term Municipal Fund	63,518	6,209	1,797	175	(51,755)	(5,056)	13,560	1,328

Capital Group California Core Municipal Fund	67,952	6,433	3,435	327	(46,592)	(4,455)	24,795	2,305

Capital Group California Short-Term Municipal Fund	61,860	6,019	898	87	(55,047)	(5,352)	7,711	754

Capital Group Core Bond Fund	54,710	5,276	7,189	691	(51,177)	(4,944)	10,722	1,023

Capital Group Global Equity Fund	172,155	15,573	1,982	196	(34,092)	(3,096)	140,045	12,673

Capital Group Non-U.S. Equity Fund	705,982	65,958	414	41	(84,895)	(7,919)	621,501	58,080

Capital Group U.S. Equity Fund	58,147	3,592	1,511	94	(25,050)	(1,548)	34,608	2,138

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

124

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Notes to financial statements (continued)

9. Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the Funds’ year ended October 31, 2014, as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$—	$76,971	$—	$25,597

Capital Group Short-Term Municipal Fund	—	46,334	—	24,505

Capital Group California Core Municipal Fund	—	78,411	—	40,753

Capital Group California Short-Term Municipal Fund	—	43,338	—	18,783

Capital Group Core Bond Fund	367,048	40,211	352,862	44,080

Capital Group Global Equity Fund	—	178,873	—	129,157

Capital Group Non-U.S. Equity Fund	—	1,037,833	—	440,947

Capital Group U.S. Equity Fund	—	48,276	—	46,621
125

Capital Group Core Municipal Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year	$10.44	$10.64	$10.29	$10.27	$10.00

Income from investment operations:
Net investment income[3]	0.21	0.21	0.21	0.21	0.10
Net realized and unrealized gains (losses) on securities	0.12	(0.20)	0.35	0.04	0.26
Total from investment operations	0.33	0.01	0.56	0.25	0.36

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.21)	(0.09)
Distributions from capital gain	—	—	—	(0.02)	— [4]
Total dividends and distributions	(0.21)	(0.21)	(0.21)	(0.23)	(0.09)

Net asset value, end of year	$10.56	$10.44	$10.64	$10.29	$10.27

Total Return[5]	3.18%	0.10%	5.46%	2.56%	3.63%

Net assets, end of year (in millions)	$341	$299	$292	$250	$269

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.41%	0.42%	0.42%	0.43%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	2.00%	2.00%	1.98%	2.10%	1.81%[6]

Portfolio turnover rate	9%	18%	13%	19%	25%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

126

Capital Group Short-Term Municipal Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year	$10.21	$10.32	$10.19	$10.17	$10.00

Income from investment operations:
Net investment income[3]	0.13	0.14	0.14	0.11	0.05
Net realized and unrealized gains (losses) on securities	(0.01)	(0.07)	0.13	0.02	0.17
Total from investment operations	0.12	0.07	0.27	0.13	0.22

Dividends and distributions:
Dividends from net investment income	(0.13)	(0.14)	(0.14)	(0.10)	(0.05)
Distributions from capital gain	(0.01)	(0.04)	—	(0.01)	— [4]
Total dividends and distributions	(0.14)	(0.18)	(0.14)	(0.11)	(0.05)

Net asset value, end of year	$10.19	$10.21	$10.32	$10.19	$10.17

Total Return[5]	1.20%	0.66%	2.63%	1.33%	2.17%

Net assets, end of year (in millions)	$155	$136	$124	$138	$89

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.45%	0.44%	0.46%	0.46%	0.48%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	1.24%	1.34%	1.32%	1.04%	0.94%[6]

Portfolio turnover rate	20%	18%	25%	15%	36%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

127

Capital Group California Core Municipal Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year	$10.40	$10.65	$10.25	$10.19	$10.00

Income from investment operations:
Net investment income[3]	0.20	0.20	0.21	0.20	0.08
Net realized and unrealized gains (losses) on securities	0.22	(0.20)	0.40	0.06	0.18
Total from investment operations	0.42	—	0.61	0.26	0.26

Dividends and distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.21)	(0.20)	(0.07)
Distributions from capital gain	—	(0.04)	— [4]	— [4]	— [4]
Total dividends and distributions	(0.20)	(0.25)	(0.21)	(0.20)	(0.07)

Net asset value, end of year	$10.62	$10.40	$10.65	$10.25	$10.19

Total Return[5]	4.08%	(0.04)%	5.99%	2.61%	2.61%

Net assets, end of year (in millions)	$280	$227	$208	$158	$169

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.41%	0.42%	0.42%	0.45%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	1.92%	1.93%	1.99%	1.98%	1.41%[6]

Portfolio turnover rate	18%	17%	21%	24%	13%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

128

Capital Group California Short-Term Municipal Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year	$10.27	$10.32	$10.12	$10.13	$10.00

Income from investment operations:
Net investment income[3]	0.09	0.09	0.09	0.08	0.04
Net realized and unrealized gains (losses) on securities	0.04	(0.04)	0.20	(0.01)	0.13
Total from investment operations	0.13	0.05	0.29	0.07	0.17

Dividends and distributions:
Dividends from net investment income	(0.09)	(0.09)	(0.09)	(0.08)	(0.04)
Distributions from capital gain	— [4]	(0.01)	— [4]	—	—
Total dividends and distributions	(0.09)	(0.10)	(0.09)	(0.08)	(0.04)

Net asset value, end of year	$10.31	$10.27	$10.32	$10.12	$10.13

Total Return[5]	1.30%	0.48%	2.96%	0.72%	1.67%

Net assets, end of year (in millions)	$138	$115	$107	$77	$51

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.44%	0.44%	0.47%	0.49%	0.55%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	0.89%	0.91%	0.92%	0.83%	0.79%[6]

Portfolio turnover rate	19%	9%	14%	20%	35%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

129

Capital Group Core Bond Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year	$10.24	$10.62	$10.40	$10.45	$10.00

Income from investment operations:
Net investment income[3]	0.16	0.15	0.17	0.19	0.09
Net realized and unrealized gains (losses) on securities	0.04	(0.22)	0.23	0.09	0.46
Total from investment operations	0.20	(0.07)	0.40	0.28	0.55

Dividends and distributions:
Dividends from net investment income	(0.16)	(0.15)	(0.17)	(0.20)	(0.09)
Distributions from capital gain	(0.03)	(0.16)	(0.01)	(0.13)	(0.01)
Total dividends and distributions	(0.19)	(0.31)	(0.18)	(0.33)	(0.10)

Net asset value, end of year	$10.25	$10.24	$10.62	$10.40	$10.45

Total Return[4]	1.95%	(0.69)%	3.92%	2.80%	5.52%

Net assets, end of year (in millions)	$310	$296	$296	$280	$230

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.41%	0.42%	0.42%	0.44%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.40%	0.40%	0.40%	0.40%	0.40%[5]
Ratio of net investment income to average net assets[4]	1.57%	1.43%	1.63%	1.82%	1.65%[5]

Portfolio turnover rate	137%	192%	134%	118%	123%[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

See Notes to Financial Statements

130

Capital Group Global Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year	$12.43	$9.99	$9.18	$10.00

Income from investment operations:
Net investment income[3]	0.14	0.12	0.14	0.05
Net realized and unrealized gains (losses) on securities	0.80	2.45	0.71	(0.87)
Total from investment operations	0.94	2.57	0.85	(0.82)

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.13)	(0.04)	—
Distributions from capital gain	—	—	—	—
Total dividends and distributions	(0.10)	(0.13)	(0.04)	—

Net asset value, end of year	$13.27	$12.43	$9.99	$9.18

Total Return[4]	7.60%	26.10%	9.19%	(8.20)%

Net assets, end of year (in millions)	$510	$412	$205	$125

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.85%	0.86%	0.86%	0.87%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.09%	1.09%	1.47%	0.94%[5]

Portfolio turnover rate	29%	25%	35%	15%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

131

Capital Group Non-U.S. Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year	$11.72	$9.74	$9.08	$10.00

Income from investment operations:
Net investment income[3]	0.16	0.15	0.13	0.07
Net realized and unrealized gains (losses) on securities	(0.23)	1.88	0.58	(0.99)
Total from investment operations	(0.07)	2.03	0.71	(0.92)

Dividends and distributions:
Dividends from net investment income	(0.09)	(0.05)	(0.05)	—
Distributions from capital gain	—	—	—	—
Total dividends and distributions	(0.09)	(0.05)	(0.05)	—

Net asset value, end of year	$11.56	$11.72	$9.74	$9.08

Total Return[4]	(0.62)%	20.93%	7.91%	(9.20)%

Net assets, end of year (in millions)	$1,652	$989	$256	$50

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.85%	0.85%	0.86%	0.89%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%[6]	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.35%	1.44%	1.38%	1.32%[5]

Portfolio turnover rate	33%	25%	17%	20%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

132

Capital Group U.S. Equity Fund

Financial highlights1

(for a share outstanding throughout each year)

		For the year ended			For the eight months ended	For the year ended
	10/31/14	10/31/13	10/31/12	10/31/11[2]	3/31/11	7/31/10

Selected per share data:

Net asset value, beginning of year	$18.33	$14.75	$14.32	$15.33	$13.09	$11.78

Income from investment operations:
Net investment income3	0.25	0.20	0.22	0.10	0.16	0.22
Net realized and unrealized gains (losses) on securities and currency	2.05	3.61	1.20	(1.02)	2.28	1.30
Total from investment operations	2.30	3.81	1.42	(0.92)	2.44	1.52

Dividends and distributions:
Dividends from net investment income	(0.24)	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)
Distributions from capital gain	(0.28)	(0.01)	(0.82)	—	—	—
Total dividends and distributions	(0.52)	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)

Net asset value, end of year	$20.11	$18.33	$14.75	$14.32	$15.33	$13.09

Total Return[4]	12.78%	26.06%	10.81%	(6.42)%	18.72%	12.91%

Net assets, end of year (in millions)	$192	$167	$103	$74	$86	$75

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.66%	0.66%	0.67%	0.67%[5]	1.04%[5]	0.79%
Ratio of expenses to average net assets after reimbursement[4]	0.65%	0.65%	0.65%	0.65%[5]	0.75%[5]	0.75%
Ratio of net investment income to average net assets[4]	1.30%	1.22%	1.52%	1.13%[5]	1.67%[5]	1.72%

Portfolio turnover rate	27%	25%	53%	82%[6]	7%[6]	22%

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[5]	Annualized.
[6]	Not annualized for periods of less than one year.

See Notes to Financial Statements

133

Capital Group Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Capital Group Private Client Services Funds:

We have audited the accompanying statement of assets and liabilities of Capital Group Private Client Services Funds (the “Trust”) comprising the Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund, and Capital Group U.S. Equity Fund, including the schedule of investments, as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Group Private Client Services Funds as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
December 15, 2014

Capital Group Private Client Services Funds

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-22349 and 1933 Act No. 333-163115)

(a)	Articles of Incorporation – Amended and Restated Agreement and Declaration of Trust dated 3/14/13 – previously filed (see P/E Amendment No. 8 filed 12/31/13)

(b)	By-laws of Registrant – By-laws as amended 3/14/13 – previously filed (see P/E Amendment No. 8 filed 12/31/13)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Form of Amended and Restated Investment Advisory and Service Agreement between Registrant and Capital Guardian Trust Company – previously filed (see P/E Amendment No. 3 filed 2/15/11); and Form of Amendment to Investment Advisory and Service Agreement effective 12/6/13 – previously filed (see P/E Amendment No. 8 filed 12/31/13)

(e)	Underwriting Contracts – Form of Principal Underwriting Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); and Form of Amendment to Principal Underwriting Agreement effective 12/6/13 – previously filed (see P/E Amendment No. 8 filed 12/31/13)

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Form of Custodian Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10)

(h)	Other Material Contracts - Form of Transfer Agency and Service Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); Form of Accounting Services Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); Form of Administration Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); and Form of Indemnification Agreement – previously filed (see P/E Amendment No. 8 filed 12/31/13)

(i)	Legal Opinion – previously filed (see P/E Amendment No. 3 filed 2/15/11)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)        Omitted financial statements - None

(l)         Initial capital agreements – previously filed (see P/E Amendment No. 3 filed 2/15/11)

(m)	Rule 12b-1 Plan – None

(n)	Rule 18f-3 Plan – None

(o)        Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated September 2014; and Code of Ethics for Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global High-Income Opportunities Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund; American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
IRV	Laurie M. Allen	Director and Senior Vice President	None
LAO	William C. Anderson	Director, Senior Vice President and Director of Investment Services	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brad A. Barrett	Director	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None

LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Director and Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William P. Brady	Director and Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
LAO	Mickey L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None

LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Becky C. Chao	Assistant Vice President	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None

LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles H. Cote	Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Katherine Randall Danella	Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Shane L. Davis	Regional Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Vice President	None
LAO	Stephen Deschenes	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael J. Downer	Director	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Craig Duglin	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None

LAO	David R. Ford	Regional Vice President	None
SFO	Cheryl E. Frank	Director	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Vanda S. Freesman	Assistant Vice President	None
LAO	Daniel Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Regional Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
IRV	Steven Guida	Director and Senior Vice President	None
IRV	DeAnn C. Haley	Assistant Vice President	None
IND	Thomas P. Halloran	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None

LAO	Derek S. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	Clifford W. “Webb” Heidinger	Regional Vice President	None
LAO	David F. Holstein	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi B. Horwitz-Marcus	Director and Senior Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc G. Ialeggio	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Marc J. Kaplan	Vice President	None
LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Christopher W. Kilroy	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Vice President	None
LAO	Jeffrey G. Klepacki	Senior Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
SNO	David D. Kuncho	Assistant Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura E. Lavery	Vice President	None
LAO	Andrew Le Blanc	Senior Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None

LAO	Donald S. MacQuattie, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Stephen B. May	Regional Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	Vice President
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William C. Miller, Jr.	Senior Vice President	None
LAO	William T. Mills	Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven A. Moreno	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Marc E. Nabi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and Executive Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Assistant Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Regional Vice President	None
LAO	Rodney Dean Parker II	Regional Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Timothy C. Patterson	Assistant Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
IND	Mary E. Phillips	Assistant Vice President	None
LAO	Joseph M. Piccolo	Regional Vice President	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None

LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Suzette M. Rothberg	Senior Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Regional Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad W. Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None

LAO	Melissa A. Sloane	Regional Vice President	None
LAO	Matthew T. Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
NYO	Andrew B. Suzman	Director	None
LAO	Gary J. Thoma	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynrthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None
LAO	Shaun C. Tucker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None

LAO	Patrick D. Vance	Regional Vice President	None
SNO	Cindy T. Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	Spilios Venetsanopoulos	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
DCO	Bradley J. Vogt	Director	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
LAO	Brian M. Walsh	Vice President	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Regional Vice President	None
LAO	N. Dexter Williams	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven C. Wilson	Vice President	None
LAO	Steven Wilson	Vice President	None

LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Guardian Trust Company, 6455 Irvine Center Drive, Irvine, CA 92618 and State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine, in the County of Orange and State of California, on the 29th day of December, 2014.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By: /s/ John S. Armour

(John S. Armour, President)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 29,2014, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ John S. Armour (John S. Armour)	President

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Gregory F. Niland (Gregory F. Niland)	Treasurer

(3)	Trustees:

	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	Richard G. Newman*	Trustee
	Paul F. Roye*	Chairman of the Board

*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Rachel V. Nass

(Rachel V. Nass, Counsel)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 3rd day of October, 2014.

(City, State)

/s/ Richard G. Capen, Jr.

Richard G. Capen, Jr., Trustee

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA, this 3rd day of October, 2014.

(City, State)

/s/ H. Frederick Christie

H. Frederick Christie, Trustee

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Monica, CA, this 8th day of October, 2014.

(City, State)

/s/ Richard G. Newman

Richard G. Newman, Trustee

POWER OF ATTORNEY

I, Paul F. Roye, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of October, 2014.

(City, State)

/s/ Paul F. Roye

Paul F. Roye, Trustee